                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-04409
                                                      ---------

                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                    July 31st
                                    ---------
                             Date of Fiscal Year End

                                  July 31, 2003
                                  -------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-04409

                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                     July 31
                                     -------
                             Date of Fiscal Year End

                                  July 31, 2003
                                  -------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-04409

                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                     July 31
                                     -------
                             Date of Fiscal Year End

                                  July 31, 2003
                                  -------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-04409
                                                      ---------

                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                    July 31st
                                    ---------
                             Date of Fiscal Year End

                                  July 31, 2003
                                  -------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-04409

                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                     July 31
                                     -------
                             Date of Fiscal Year End

                                  July 31, 2003
                                  -------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-04409

                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                     July 31
                                     -------
                             Date of Fiscal Year End

                                  July 31, 2003
                                  -------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-04409
                                                      ---------

                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                    July 31st
                                    ---------
                             Date of Fiscal Year End

                                  July 31, 2003
                                  -------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EATON VANCE(R) MANAGED INVESTMENTS LOGO]

[GRAPHIC]

ANNUAL REPORT JULY 31, 2003

[GRAPHIC]

EATON VANCE MUNICIPALS TRUST

ARIZONA

COLORADO

CONNECTICUT

MICHIGAN

MINNESOTA

NEW JERSEY

PENNSYLVANIA

[GRAPHIC]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

     The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

     - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

     - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

     - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

     For more information about Eaton Vance's privacy policies, call:
     1-800-262-1122

                                   ----------

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

     The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

     EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

     If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

     Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


From time to time, mutual funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE MUNICIPALS FUNDS as of July 31, 2003
LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS J. FETTER]

Thomas J. Fetter
President

In our shareholder reports, we refer frequently to "quality spreads" and their important role in bond analysis. However, while followed closely by bond analysts and portfolio managers, this aspect of municipal bond investing is generally overlooked by individual investors. As part of our continuing educational series, we thought it might be instructive to discuss quality spreads and why they constitute a key variable for investors in the municipal bond market.

QUALITY SPREADS: COMPENSATION FOR ADDED CREDIT RISK...

The term "quality spread" refers to the difference in yields between bonds of varying quality but similar maturities. A bond rated BBB, for example, should have a higher yield than an insured bond rated AAA because investors who buy lower-quality bonds anticipate being paid for accepting a higher level of credit risk. That risk premium comes in the form of higher yields. Spreads are typically stated in basis points, or 1/100's of a percentage point. Thus, a bond yielding 5.00% trades at a spread of 100 basis points (1.00%) over a bond that yields 4.00%.

SPREAD FLUCTUATIONS ARE INFLUENCED BY A VARIETY OF FACTORS...

Spreads fluctuate with changes in market conditions, with many factors influencing spread relationships. The quality and type of bond are primary factors. For example, an insured general obligation rated AAA - with no credit risk - will trade at a significantly lower yield than a BBB- rated industrial bond, which has a significantly higher credit risk. Naturally, a bond's price will respond to changes that may impact - for better or worse - the underlying fundamentals of an issuer. Remember, bond yields move in the opposite direction of bond prices.

Another factor that influences spreads is supply. Assuming stable demand, spreads are likely to widen if the supply for a specific issuer increases, as the market must now digest a larger volume of bonds. Similarly, if supply declines, spreads may narrow, as investors may be willing to pay more for a credit that is increasingly scarce.

Finally, quality spreads may fluctuate with changes in the overall economy. For example, spreads tend to narrow as the economy strengthens and the revenue outlook improves. On the other hand, as the economy slows or enters recession, spreads tend to widen, as investors become increasingly worried about the direction of the economy and its impact on bonds with higher credit risk.

SPREADS CONSTITUTE A KEY FACTOR IN INVESTMENT DECISIONS...

Quality spreads have a profound influence on the investment decisions of municipal bond portfolio managers. The widening of spreads may suggest a developing opportunity. If spreads have widened appreciably, the investor may detect an unusual opportunity in a lower-quality, higher-yielding bond. Conversely, if lower-quality bonds have significantly outperformed high-quality bonds over a period, the resulting narrowing of spreads may signal the need for caution. This "spread compression" may prompt portfolio managers to upgrade their portfolios with higher-quality bonds because they are no longer being adequately compensated for the risk of owning lower-quality bonds.

While quality spreads are a key metric for municipal bond investors, they represent just one of many factors considered in establishing a diversified bond portfolio. At Eaton Vance, we realize that complex markets require intensive research, a need that emphasizes once again the value of experienced, professional portfolio management.

                                                Sincerely,

                                                /s/ Thomas J. Fetter

                                                Thomas J. Fetter
                                                President
                                                September 10, 2003

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

MARKET RECAP

The U.S. economy saw anecdotal signs of improvement in the first half of 2003, although the pace of recovery was fairly slow. The conclusion of official hostilities in Iraq and the passage of a Tax Bill gave consumers added confidence. While capital spending remained below past recovery rates, some businesses were starting to invest in new plants and equipment.

TAX CUTS HAVE RAISED DISPOSABLE INCOME AND BOOSTED CONSUMER SPENDING...

Some long-depressed sectors showed signs of a rebound in the first half of 2003. The manufacturing sector, which has lagged in recent years, enjoyed a modest rise in industrial production. Tax cuts passed earlier this year resulted in higher disposable income, adding some support to the retail sector. Meanwhile, capital spending, which has languished amid the economic uncertainty of recent years, finally showed signs of a rebound, as some companies moved to replace aging equipment. A convincing recovery could add further momentum to business investment. On a less positive note, a rise in mortgage rates raised some concerns about the housing sector, which has been the primary engine for the economy in recent years.

WAITING FOR A RECOVERY TO TAKE HOLD, THE FEDERAL RESERVE HAS MAINTAINED AN ACCOMMODATIVE MONETARY POLICY...

Gross Domestic Product expanded 1.4% in the first quarter of 2003, followed by a 2.4% rise in the second quarter. The nation's unemployment rate was 6.2% in July 2003, a modest improvement from recent months. More encouraging, claims for unemployment insurance continued to decline slightly, suggesting a gradual improvement on the job-search front. Inflation has remained quite tame. In fact, many economists have pointed to DE-flation as a more worrisome threat. In that environment, the Federal Reserve has maintained an accommodative monetary posture, lowering its Federal Funds rate - a key short-term interest rate barometer - to 1.00% in June 2003.

[CHART]

Municipal bonds yield 94% of Treasury yields

30-YEAR AAA-RATED                 TAXABLE EQUIVALENT YIELD
GENERAL OBLIGATION (GO) BONDS*    IN 35.0% TAX BRACKET
          5.08%                           7.82%

30-YEAR TREASURY BOND
          5.41%

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

*GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund's yield. Statistics as of July 31, 2003.

Past performance is no guarantee of future results.
Source: Bloomberg, L.P.

The decline in short-term interest rates helped fuel a stock market rally.

However, longer-term interest rates moved higher, prompting a modest bond market correction in the second quarter. Ten-year Treasury bond yields - which opened 2003 at 3.82% - rose to 4.52% by July 31, 2003, in response to the anticipation of a stronger economy. The Lehman Brothers Municipal Bond Index had a total return of 3.60% for the year ended July 31, 2003.*

WHILE FEDERAL TAX RATES HAVE FALLEN, STATE TAXES HAVE BEEN ON THE RISE...

Modest growth, global competition and productivity gains have kept inflation - the primary nemesis of bonds - at bay. Meanwhile, the rationale for tax-exempt income remains intact. While federal tax rates have been reduced, many state governments - most of which have constitutional mandates to balance their budgets - have enacted property and income tax increases to make up for revenue shortfalls and budget deficits. We believe that municipal bonds will continue to present interesting investment opportunities and to merit a place in the portfolios of tax-conscious investors.


*It is not possible to invest directly in the Index.

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

EATON VANCE ARIZONA MUNICIPALS FUND as of July 31, 2003
INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]

Cynthia J. Clemson
Portfolio Manager

MANAGEMENT UPDATE

- Escrowed/prerefunded bonds were the Portfolio's largest sector weighting at July 31, 2003. Escrowed bonds are pre-refunded to their approaching call dates and, thus, continue to deliver above-average income. Because they are backed by Treasury bonds, escrowed bonds are considered to be of the highest quality.

- Insured+ hospital bonds constituted the Portfolio's second largest sector weighting at July 31, 2003. In a highly competitive, managed-care environment, management continued to focus on institutions we believe have a sound financial underpinning, experienced management and a good marketing strategy.

- Insured+ transportation bonds remained a large investment for the Portfolio. Holdings included issues for the Phoenix airport and for Tuscon Street and Highway Revenue, as well as selected Puerto Rico highway issues.

- The Portfolio was well served by its broad diversification. In addition to diversifying according to issuer, sector and insurer, management had a mixed coupon allocation, balancing income-oriented higher-coupons with performance-minded low- and zero-coupons.

PORTFOLIO STATISTICS++

- Number of Issues:                  57
- Effective Maturity:                13.1 years
- Average Rating:                    AA
- Average Call:                      7.3 years
- Average Dollar Price:              $95.77

+ Private insurance does not decrease the risk of loss of principal associated with these investments.
++ Portfolio Statistics are subject to change.

THE FUND

- During the year ended July 31, 2003, the Fund's Class A and Class B shares had total returns of 3.06% and 2.22%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.55 on July 31, 2003, from $9.73 on July 31, 2002, and the reinvestment of $0.480 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $10.62 on July 31, 2003, from $10.83 on July 31, 2002, and the reinvestment of $0.455 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on July 31, 2003, the distribution rates were 5.03% for Class A and 4.28% for Class B.(3) These distribution rates are equivalent to taxable rates of 8.15% and 6.93%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at July 31, 2003, were 3.83% and 3.26%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 6.21% and 5.28% respectively.(4)

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE ARIZONA MUNICIPALS FUND, CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX*

  July 31, 1993 - July 31, 2003

                        ARIZONA MUNICIPALS FUND- CLASS B
                               Inception: 7/25/91

                 FUND         FUND       LEHMAN BROTHER

               VALUE AT    VALUE WITH    MUNICIPAL BOND
     DATE         NAV     SALES CHARGE       INDEX
-------------------------------------------------------
     7/31/93      10000       N/A                 10000
     8/31/93    10280.3                        10208.32
     9/30/93      10405                        10324.73
    10/31/93    10439.3                        10344.57
    11/30/93    10294.7                        10253.25
    12/31/93      10571                        10469.73
     1/31/94    10694.7                        10589.35
     2/28/94    10353.4                         10315.1
     3/31/94    9745.07                         9894.97
     4/30/94    9790.35                         9978.99
     5/31/94     9883.8                        10065.35
     6/30/94    9774.27                        10003.79
     7/31/94    9971.91                        10187.31
     8/31/94    9999.13                        10222.61
     9/30/94    9803.71                        10072.65
    10/31/94    9520.95                          9893.8
    11/30/94    9253.31                         9714.66
    12/31/94     9547.6                         9928.52
     1/31/95    9934.71                         10212.4
     2/28/95    10310.7                        10509.41
     3/31/95    10417.7                         10630.2
     4/30/95    10411.8                        10642.74
     5/31/95    10759.5                        10982.35
     6/30/95    10580.8                        10886.36
     7/31/95      10634                        10989.35
     8/31/95    10765.5                        11128.81
     9/30/95    10817.9                        11199.12
    10/31/95    11013.3                        11361.93
    11/30/95      11270                        11550.69
    12/31/95    11414.7                        11661.56
     1/31/96      11479                        11749.67
     2/29/96    11345.9                        11670.31
     3/31/96    11138.2                        11521.23
     4/30/96    11088.2                        11488.55
     5/31/96    11067.5                        11484.17
     6/30/96    11187.5                        11609.34
     7/31/96    11290.2                        11714.37
     8/31/96    11290.7                        11711.74
     9/30/96    11463.2                        11875.42
    10/31/96    11557.5                        12009.63
    11/30/96    11740.8                        12229.61
    12/31/96    11688.5                        12177.97
     1/31/97    11699.3                        12201.02
     2/28/97    11834.3                        12313.06
     3/31/97    11677.5                         12148.8
     4/30/97    11796.1                        12250.62
     5/31/97      11960                        12435.01
     6/30/97    12072.2                        12567.47
     7/31/97    12401.8                        12915.54
     8/31/97      12293                        12794.46
     9/30/97      12428                        12946.17
    10/31/97    12495.4                        13029.61
    11/30/97    12556.2                        13106.35
    12/31/97    12733.2                        13297.45
     1/31/98    12960.3                        13434.57
     2/28/98    12976.2                        13438.66
     3/31/98    12983.3                        13450.62
     4/30/98    12880.8                        13389.93
     5/31/98      13064                        13601.75
     6/30/98    13077.1                        13655.43
     7/31/98    13088.9                        13689.57
     8/31/98    13267.3                        13901.09
     9/30/98    13382.3                         14074.4
    10/31/98    13346.5                        14074.11
    11/30/98    13395.8                        14123.41
    12/31/98    13405.1                        14159.01
     1/31/99    13547.3                        14327.35
     2/28/99      13467                        14264.92
     3/31/99    13461.7                        14284.46
     4/30/99    13509.9                        14320.06
     5/31/99      13429                         14237.2
     6/30/99    13175.5                        14032.39
     7/31/99    13186.5                        14083.44
     8/31/99    12972.5                        13970.53
     9/30/99    12899.1                        13976.37
    10/31/99    12582.6                        13824.95
    11/30/99    12680.4                        13971.99
    12/31/99    12507.5                        13867.83
     1/31/00    12389.5                        13807.44
     2/29/00    12607.2                        13967.91
     3/31/00    12951.4                        14273.09
     4/30/00    12817.7                        14188.77
     5/31/00    12676.3                        14114.95
     6/30/00    13064.8                        14488.99
     7/31/00    13293.1                        14690.59
     8/31/00    13517.4                        14916.99
     9/30/00    13390.7                        14839.39
    10/31/00    13543.6                        15001.31
    11/30/00    13606.3                        15114.81
    12/31/00    14027.6                        15488.26
     1/31/01    14080.5                        15641.72
     2/28/01    13963.2                        15691.32
     3/31/01    14023.2                        15831.95
     4/30/01    13698.8                        15660.39
     5/31/01    13837.2                        15829.03
     6/30/01    13966.2                        15934.94
     7/31/01      14188                        16170.97
     8/31/01    14382.5                        16437.35
     9/30/01    14226.3                         16382.2
    10/31/01    14363.9                        16568.64
    11/30/01    14201.7                        16437.64
    12/31/01    14041.8                        16282.13
     1/31/02    14237.5                        16564.55
     2/28/02    14437.8                        16764.11
     3/31/02    14147.2                        16435.59
     4/30/02    14443.7                        16756.82
     5/31/02    14508.7                        16858.64
     6/30/02    14660.4                        17036.91
     7/31/02    14886.3                        17256.02
     8/31/02    15035.7                        17463.46
     9/30/02    15408.3                        17845.95
    10/31/02    15070.2                        17550.11
    11/30/02    14942.9                        17477.17
    12/31/02    15276.1                        17845.95
     1/31/03    15188.5                        17800.73
     2/28/03      15431                         18049.6
     3/31/03    15407.7                        18060.39
     4/30/03      15544                        18179.72
     5/31/03    15809.8                         18605.4
     6/30/03    15723.2                        18526.33
     7/31/03    15216.3                        17878.05

* Source: Thomson Financial. Investment operations commenced on 7/25/91. The chart compares the total return of the Fund's Class B shares with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 12/13/93 at net asset value would have grown to $15,532 on 7/31/03; $14,793, including the 4.75% maximum sales charge. Past performance does not predict future performance. The graph and performance numbers do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

FUND INFORMATION
as of July 31, 2003

PERFORMANCE(6)                                       CLASS A    CLASS B
-----------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
One Year                                                3.06%      2.22%
Five Years                                              3.82       3.06
Ten Years                                               N.A.       4.29
Life of Fund**                                          4.68       5.65

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES
  CHARGE OR APPLICABLE CDSC)
One Year                                               -1.88%     -2.68%
Five Years                                              2.81       2.72
Ten Years                                               N.A.       4.29
Life of Fund**                                          4.15       5.65

** Inception date: Class A: 12/13/93; Class B: 7/25/91

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume maximum 38.28% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

     Past performance is no guarantee of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.18% of the total dividends paid by the Fund from net investment income during the year ended July 31, 2003, was designated as an exempt-interest dividend.

EATON VANCE COLORADO MUNICIPALS FUND as of July 31, 2003
INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]

William H. Ahern
Portfolio Manager

MANAGEMENT UPDATE

- Insured+ transportation bonds represented the Portfolio's largest sector weighting at July 31, 2003. The Portfolio's transportation holdings included issues for two public highway authorities, as well as the Denver Airport. Our weighting in this sector was supplemented by insured+ transportation bonds from Puerto Rico, which are also tax-exempt in Colorado and can offer attractive investment characteristics.

- Hospital bonds represented the second largest commitment for the Portfolio. The competitive hospital market has felt increasing pressure to reduce costs. The Portfolio emphasized institutions with sound financial structures, good management and the ability to offer attractive health care specialties.

- Management continued its efforts to upgrade the Portfolio's call protection. With rates below their 20-year average, there is a growing likelihood that some bonds may be called prior to maturity, causing the proceeds to be invested at lower interest rates. That has increased the importance of maintaining good call protection.

PORTFOLIO STATISTICS++

- Number of Issues:                  49
- Effective Maturity:                14.8 years
- Average Rating:                    AA+
- Average Call:                      8.2 years
- Average Dollar Price:              $ 93.80

+ Private insurance does not decrease the risk of loss of principal associated with these investments.
++ Portfolio Statistics are subject to change.

THE FUND

- During the year ended July 31, 2003, the Fund's Class A and Class B shares had total returns of 2.42% and 1.70%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.44 on July 31, 2003, from $9.68 on July 31, 2002, and the reinvestment of $0.476 per share in tax-free income.(2) For Class B, this return resulted from a decrease in net asset value (NAV) per share to $10.28 on July 31, 2003, from $10.54 on July 31, 2002, and the reinvestment of $0.444 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on July 31, 2003, the distribution rates were 4.93% for Class A and 4.15% for Class B.(3) These distribution rates are equivalent to taxable rates of 7.95% and 6.69%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at July 31, 2003, were 4.24% and 3.67%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 6.83% and 5.92% respectively.(4)

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE
COLORADO MUNICIPALS FUND, CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX*

  July 31, 1993 - July 31, 2003

                        COLORADO MUNICIPALS FUND- CLASS B
                               Inception: 8/25/92

                 FUND         FUND       LEHMAN BROTHER

               VALUE AT    VALUE WITH    MUNICIPAL BOND
     DATE         NAV     SALES CHARGE       INDEX
-------------------------------------------------------
     7/31/93      10000       N/A                 10000
     8/31/93    10236.2                        10208.32
     9/30/93    10366.1                        10324.73
    10/31/93    10391.6                        10344.57
    11/30/93    10276.3                        10253.25
    12/31/93    10483.9                        10469.73
     1/31/94      10610                        10589.35
     2/28/94    10247.8                         10315.1
     3/31/94    9650.12                         9894.97
     4/30/94    9706.46                         9978.99
     5/31/94    9812.47                        10065.35
     6/30/94    9680.06                        10003.79
     7/31/94    9903.41                        10187.31
     8/31/94    9911.56                        10222.61
     9/30/94       9720                        10072.65
    10/31/94    9468.46                          9893.8
    11/30/94    9232.68                         9714.66
    12/31/94    9486.05                         9928.52
     1/31/95    9855.26                         10212.4
     2/28/95    10233.4                        10509.41
     3/31/95    10303.1                         10630.2
     4/30/95    10276.6                        10642.74
     5/31/95    10584.4                        10982.35
     6/30/95    10399.9                        10886.36
     7/31/95    10455.2                        10989.35
     8/31/95    10591.4                        11128.81
     9/30/95    10634.9                        11199.12
    10/31/95    10878.8                        11361.93
    11/30/95    11122.9                        11550.69
    12/31/95    11251.1                        11661.56
     1/31/96    11296.2                        11749.67
     2/29/96    11168.9                        11670.31
     3/31/96    10975.3                        11521.23
     4/30/96    10955.7                        11488.55
     5/31/96    10955.8                        11484.17
     6/30/96      11058                        11609.34
     7/31/96    11131.4                        11714.37
     8/31/96    11109.8                        11711.74
     9/30/96    11277.2                        11875.42
    10/31/96    11374.7                        12009.63
    11/30/96    11564.4                        12229.61
    12/31/96    11532.3                        12177.97
     1/31/97    11565.6                        12201.02
     2/28/97    11682.9                        12313.06
     3/31/97      11554                         12148.8
     4/30/97    11642.8                        12250.62
     5/31/97    11801.2                        12435.01
     6/30/97    12020.3                        12567.47
     7/31/97    12384.7                        12915.54
     8/31/97    12294.1                        12794.46
     9/30/97    12387.4                        12946.17
    10/31/97    12514.6                        13029.61
    11/30/97      12577                        13106.35
    12/31/97    12748.4                        13297.45
     1/31/98    12854.4                        13434.57
     2/28/98    12870.2                        13438.66
     3/31/98      12877                        13450.62
     4/30/98    12793.6                        13389.93
     5/31/98    12923.8                        13601.75
     6/30/98    12960.4                        13655.43
     7/31/98      12972                        13689.57
     8/31/98    13156.6                        13901.09
     9/30/98    13287.4                         14074.4
    10/31/98    13226.5                        14074.11
    11/30/98    13277.9                        14123.41
    12/31/98    13275.8                        14159.01
     1/31/99    13387.2                        14327.35
     2/28/99    13278.7                        14264.92
     3/31/99    13284.3                        14284.46
     4/30/99      13358                        14320.06
     5/31/99    13284.9                         14237.2
     6/30/99    13044.9                        14032.39
     7/31/99    13042.6                        14083.44
     8/31/99    12843.7                        13970.53
     9/30/99    12778.7                        13976.37
    10/31/99    12549.3                        13824.95
    11/30/99    12662.6                        13971.99
    12/31/99    12469.2                        13867.83
     1/31/00    12243.2                        13807.44
     2/29/00    12469.2                        13967.91
     3/31/00    12788.1                        14273.09
     4/30/00    12673.9                        14188.77
     5/31/00      12513                        14114.95
     6/30/00    12890.7                        14488.99
     7/31/00    13101.5                        14690.59
     8/31/00    13321.2                        14916.99
     9/30/00    13228.1                        14839.39
    10/31/00    13400.2                        15001.31
    11/30/00    13504.7                        15114.81
    12/31/00    13929.9                        15488.26
     1/31/01    13930.6                        15641.72
     2/28/01    14022.8                        15691.32
     3/31/01    14125.1                        15831.95
     4/30/01    13853.9                        15660.39
     5/31/01    14052.6                        15829.03
     6/30/01    14200.5                        15934.94
     7/31/01    14486.6                        16170.97
     8/31/01    14771.9                        16437.35
     9/30/01      14567                         16382.2
    10/31/01    14682.2                        16568.64
    11/30/01      14526                        16437.64
    12/31/01    14386.1                        16282.13
     1/31/02    14575.4                        16564.55
     2/28/02    14741.6                        16764.11
     3/31/02    14493.7                        16435.59
     4/30/02    14703.1                        16756.82
     5/31/02      14770                        16858.64
     6/30/02    14927.4                        17036.91
     7/31/02    15119.5                        17256.02
     8/31/02    15231.5                        17463.46
     9/30/02      15562                        17845.95
    10/31/02    15193.6                        17550.11
    11/30/02    15132.5                        17477.17
    12/31/02    15479.4                        17845.95
     1/31/03    15372.4                        17800.73
     2/28/03    15551.2                         18049.6
     3/31/03    15526.2                        18060.39
     4/30/03    15697.2                        18179.72
     5/31/03    15957.8                         18605.4
     6/30/03    15923.5                        18526.33
     7/31/03      15376                        17878.05

* Source: Thomson Financial. Investment operations commenced on 8/25/92. The chart compares the total return of the Fund's Class B shares with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 12/10/93 at net asset value would have grown to $15,555 on 7/31/03; $14,814 including the 4.75% maximum sales charge. Past performance does not predict future performance. The graph and performance numbers do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

FUND INFORMATION
as of July 31, 2003

PERFORMANCE(6)                                       CLASS A    CLASS B
-----------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
One Year                                                2.42%      1.70%
Five Years                                              4.20       3.46
Ten Years                                               N.A.       4.40
Life of Fund**                                          4.69       5.11

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES
  CHARGE OR APPLICABLE CDSC)
One Year                                               -2.42%     -3.18%
Five Years                                              3.19       3.13
Ten Years                                               N.A.       4.40
Life of Fund**                                          4.16       5.11

** Inception date: Class A: 12/10/93; Class B: 8/25/92

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume maximum 38.01% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

     Past performance is no guarantee of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 97.40% of the total dividends paid by the Fund from net investment income during the year ended July 31, 2003, was designated as an exempt-interest dividend.

EATON VANCE CONNECTICUT MUNICIPALS FUND as of July 31, 2003
INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]

William H. Ahern
Portfolio Manager

MANAGEMENT UPDATE

- At 17.7% of the Portfolio's net assets, insured+ education bonds represented the largest sector weighting at July 31, 2003. Education bonds, at 9.1%, were also a significant commitment. The education and insured+ education sectors are characteristically regarded as defensive in a slowing economy. The Portfolio focused on bonds of well-regarded institutions - at the university and secondary level - with continuing strong applicant demand.

-  The Portfolio maintained a large exposure to insured+ general obligations
   (GOs). In a period characterized by lower wages and weaker consumer spending, insured+ GOs provided an extra measure of security against the likelihood of declining state and municipal revenues.

- Management continued its efforts to improve the Trust's call protection. With the decline in interest rates and quickening pace of pre-refundings, call protection has become an increasingly important strategic consideration.

PORTFOLIO STATISTICS++

- Number of Issues:                  80
- Effective Maturity:                14.0 years
- Average Rating:                    AA+
- Average Call:                      7.3 years
- Average Dollar Price:              $ 102.28

+ Private insurance does not decrease the risk of loss of principal associated with these investments.
++ Portfolio Statistics are subject to change.

THE FUND

- During the year ended July 31, 2003, the Fund's Class A and Class B shares had total returns of 2.76% and 1.99%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $10.54 on July 31, 2003, from $10.75 on July 31, 2002, and the reinvestment of $0.509 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV per share to $10.49 on July 31, 2003, from $10.70 on July 31, 2002, and the reinvestment of $0.428 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on July 31, 2003, the distribution rates were 4.66% for Class A and 3.89% for Class B.(3) These distribution rates are equivalent to taxable rates of 7.55% and 6.30%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at July 31, 2003, were 3.70% and 3.12%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 6.00% and 5.05% respectively.(4)

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE CONNECTICUT MUNICIPALS FUND, CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX*

  July 31, 1993 - July 31, 2003

                      CONNECTICUT MUNICIPALS FUND- CLASS B
                                Inception: 5/1/92

                 FUND         FUND       LEHMAN BROTHER

               VALUE AT    VALUE WITH    MUNICIPAL BOND
     DATE         NAV     SALES CHARGE       INDEX
-------------------------------------------------------
     7/31/93      10000       N/A                 10000
     8/31/93    10233.9                        10208.32
     9/30/93    10343.6                        10324.73
    10/31/93    10330.8                        10344.57
    11/30/93    10206.7                        10253.25
    12/31/93    10429.3                        10469.73
     1/31/94    10525.5                        10589.35
     2/28/94    10213.4                         10315.1
     3/31/94    9686.62                         9894.97
     4/30/94    9703.09                         9978.99
     5/31/94    9788.12                        10065.35
     6/30/94    9675.35                        10003.79
     7/31/94    9866.84                        10187.31
     8/31/94    9874.17                        10222.61
     9/30/94    9663.45                        10072.65
    10/31/94    9383.21                          9893.8
    11/30/94    9048.52                         9714.66
    12/31/94    9349.14                         9928.52
     1/31/95    9704.43                         10212.4
     2/28/95    10038.2                        10509.41
     3/31/95    10116.7                         10630.2
     4/30/95    10109.9                        10642.74
     5/31/95    10383.6                        10982.35
     6/30/95    10230.7                        10886.36
     7/31/95    10315.6                        10989.35
     8/31/95    10470.4                        11128.81
     9/30/95    10553.5                        11199.12
    10/31/95      10710                        11361.93
    11/30/95    10908.1                        11550.69
    12/31/95    11012.5                        11661.56
     1/31/96    11065.8                        11749.67
     2/29/96    10948.6                        11670.31
     3/31/96    10765.6                        11521.23
     4/30/96    10765.8                        11488.55
     5/31/96    10774.9                        11484.17
     6/30/96    10873.6                        11609.34
     7/31/96    10965.7                        11714.37
     8/31/96    10953.1                        11711.74
     9/30/96    11105.4                        11875.42
    10/31/96    11199.8                        12009.63
    11/30/96    11363.2                        12229.61
    12/31/96      11318                        12177.97
     1/31/97    11315.4                        12201.02
     2/28/97    11428.9                        12313.06
     3/31/97    11309.7                         12148.8
     4/30/97    11394.4                        12250.62
     5/31/97    11525.3                        12435.01
     6/30/97      11648                        12567.47
     7/31/97    11970.9                        12915.54
     8/31/97      11878                        12794.46
     9/30/97      12001                        12946.17
    10/31/97    12066.1                        13029.61
    11/30/97      12124                        13106.35
    12/31/97    12278.6                        13297.45
     1/31/98    12391.3                        13434.57
     2/28/98    12414.9                        13438.66
     3/31/98    12430.1                        13450.62
     4/30/98    12367.9                        13389.93
     5/31/98    12516.3                        13601.75
     6/30/98      12549                        13655.43
     7/31/98    12568.8                        13689.57
     8/31/98      12747                        13901.09
     9/30/98    12860.6                         14074.4
    10/31/98    12820.5                        14074.11
    11/30/98      12867                        14123.41
    12/31/98      12885                        14159.01
     1/31/99    13026.7                        14327.35
     2/28/99    12976.4                        14264.92
     3/31/99    12978.8                        14284.46
     4/30/99    13023.4                        14320.06
     5/31/99    12959.6                         14237.2
     6/30/99      12781                        14032.39
     7/31/99    12799.3                        14083.44
     8/31/99    12636.4                        13970.53
     9/30/99    12580.9                        13976.37
    10/31/99    12351.6                        13824.95
    11/30/99    12433.8                        13971.99
    12/31/99    12302.5                        13867.83
     1/31/00    12201.9                        13807.44
     2/29/00    12369.1                        13967.91
     3/31/00    12614.3                        14273.09
     4/30/00      12536                        14188.77
     5/31/00    12425.4                        14114.95
     6/30/00    12752.5                        14488.99
     7/31/00    12967.1                        14690.59
     8/31/00      13178                        14916.99
     9/30/00    13082.6                        14839.39
    10/31/00    13207.4                        15001.31
    11/30/00    13305.1                        15114.81
    12/31/00    13689.9                        15488.26
     1/31/01    13777.9                        15641.72
     2/28/01    13850.3                        15691.32
     3/31/01    13959.4                        15831.95
     4/30/01    13770.8                        15660.39
     5/31/01    13961.9                        15829.03
     6/30/01    14103.4                        15934.94
     7/31/01    14325.8                        16170.97
     8/31/01    14547.2                        16437.35
     9/30/01    14439.4                         16382.2
    10/31/01    14563.6                        16568.64
    11/30/01    14450.5                        16437.64
    12/31/01    14298.9                        16282.13
     1/31/02    14495.2                        16564.55
     2/28/02      14655                        16764.11
     3/31/02    14371.3                        16435.59
     4/30/02      14587                        16756.82
     5/31/02    14636.5                        16858.64
     6/30/02      14746                        17036.91
     7/31/02    14917.2                        17256.02
     8/31/02    15024.2                        17463.46
     9/30/02    15371.5                        17845.95
    10/31/02    15040.1                        17550.11
    11/30/02    14964.9                        17477.17
    12/31/02    15271.7                        17845.95
     1/31/03    15208.8                        17800.73
     2/28/03    15423.1                         18049.6
     3/31/03    15425.9                        18060.39
     4/30/03    15575.9                        18179.72
     5/31/03    15841.1                         18605.4
     6/30/03      15791                        18526.33
     7/31/03    15214.6                        17878.05

* Source: Thomson Financial. Investment operations commenced on 5/1/92. The chart compares the total return of the Fund's Class B shares with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 4/19/94 at net asset value would have grown to $17,031 on 7/31/03; $16,220, including the 4.75% maximum sales charge. Past performance does not predict future performance. The graph and performance numbers do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

FUND INFORMATION
as of July 31, 2003

PERFORMANCE(6)                                       CLASS A    CLASS B
-----------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
One Year                                                2.76%      1.99%
Five Years                                              4.68       3.89
Ten Years                                               N.A.       4.29
Life of Fund**                                          5.91       5.13

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES
  CHARGE OR APPLICABLE CDSC)
One Year                                               -2.16%     -2.91%
Five Years                                              3.67       3.55
Ten Years                                               N.A.       4.29
Life of Fund**                                          5.35       5.13

** Inception date: Class A: 4/19/94; Class B: 5/1/92

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume maximum 38.25% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

     Past performance is no guarantee of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.46% of the total dividends paid by the Fund from net investment income during the year ended July 31, 2003, was designated as an exempt-interest dividend.

EATON VANCE MICHIGAN MUNICIPALS FUND as of July 31, 2003
INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]

William H. Ahern
Portfolio Manager

MANAGEMENT UPDATE

- Insured+ general obligations (GOs) remained the Portfolio's largest sector weighting at July 31, 2003. In a slow economy, many states and municipalities have encountered a shortfall in income and sales tax receipts. In that climate, insured+ GOs provided some insulation from revenue-related uncertainties. GOs usually carry a high credit-quality rating, as they are backed by the full faith and credit of the issuer, as represented by the unlimited taxing power of the jurisdiction.

- Insured+ escrowed bonds and escrowed bonds combined were among the Portfolio's largest commitments. Escrowed bonds are pre-refunded to their approaching call dates and, thus, continued to deliver above-average income. Because they are backed by Treasury bonds, escrowed bonds are considered to be of the highest quality.

- The Portfolio also had a large sector concentration in hospital bonds. Management remained very selective with respect to hospital investments, focusing on the more competitive institutions, with favorable cost structures, in-demand care specialties and strategic alliances with other hospitals.

PORTFOLIO STATISTICS++

- Number of Issues:                  50
- Effective Maturity:                13.5 years
- Average Rating:                    AA
- Average Call:                      6.0 years
- Average Dollar Price:              $ 96.11

+ Private insurance does not decrease the risk of loss of principal associated with these investments.
++ Portfolio Statistics are subject to change.

THE FUND

- During the year ended July 31, 2003, the Fund's Class A and Class B shares had total returns of 2.96% and 2.19%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.40 on July 31, 2003, from $9.59 on July 31, 2002, and the reinvestment of $0.476 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $10.50 on July 31, 2003, from $10.71 on July 31, 2002, and the reinvestment of $0.450 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on July 31, 2003, the distribution rates were 5.06% for Class A and 4.29% for Class B.(3) These distribution rates are equivalent to taxable rates of 8.11% and 6.88%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at July 31, 2003, were 3.97% and 3.40%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 6.36% and 5.45% respectively.(4)

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE
MICHIGAN MUNICIPALS FUND, CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX*

  July 31, 1993 - July 31, 2003

                        MICHIGAN MUNICIPALS FUND- CLASS B
                               Inception: 4/19/91

                 FUND         FUND       LEHMAN BROTHER

               VALUE AT    VALUE WITH    MUNICIPAL BOND
     DATE         NAV     SALES CHARGE       INDEX
-------------------------------------------------------
     7/31/93      10000       N/A                 10000
     8/31/93    10212.6                        10208.32
     9/30/93      10312                        10324.73
    10/31/93    10327.3                        10344.57
    11/30/93    10223.2                        10253.25
    12/31/93    10458.2                        10469.73
     1/31/94    10581.5                        10589.35
     2/28/94    10252.6                         10315.1
     3/31/94     9691.4                         9894.97
     4/30/94     9754.8                         9978.99
     5/31/94    9838.26                        10065.35
     6/30/94    9735.41                        10003.79
     7/31/94    9934.14                        10187.31
     8/31/94    9960.03                        10222.61
     9/30/94    9789.61                        10072.65
    10/31/94    9540.73                          9893.8
    11/30/94    9297.51                         9714.66
    12/31/94    9565.21                         9928.52
     1/31/95    9906.65                         10212.4
     2/28/95    10226.7                        10509.41
     3/31/95    10324.4                         10630.2
     4/30/95    10307.4                        10642.74
     5/31/95    10598.1                        10982.35
     6/30/95    10427.1                        10886.36
     7/31/95    10491.2                        10989.35
     8/31/95    10614.2                        11128.81
     9/30/95      10688                        11199.12
    10/31/95    10896.3                        11361.93
    11/30/95    11135.9                        11550.69
    12/31/95    11282.6                        11661.56
     1/31/96      11348                        11749.67
     2/29/96    11212.8                        11670.31
     3/31/96    11023.2                        11521.23
     4/30/96    10972.4                        11488.55
     5/31/96    10962.2                        11484.17
     6/30/96    11081.9                        11609.34
     7/31/96    11173.8                        11714.37
     8/31/96      11151                        11711.74
     9/30/96    11313.2                        11875.42
    10/31/96    11407.2                        12009.63
    11/30/96    11602.2                        12229.61
    12/31/96    11547.3                        12177.97
     1/31/97    11501.6                        12201.02
     2/28/97    11625.5                        12313.06
     3/31/97      11465                         12148.8
     4/30/97    11572.3                        12250.62
     5/31/97    11747.8                        12435.01
     6/30/97    11859.6                        12567.47
     7/31/97    12180.5                        12915.54
     8/31/97    12056.6                        12794.46
     9/30/97    12157.3                        12946.17
    10/31/97    12234.7                        13029.61
    11/30/97    12327.9                        13106.35
    12/31/97    12516.5                        13297.45
     1/31/98    12629.6                        13434.57
     2/28/98    12643.1                        13438.66
     3/31/98    12659.6                        13450.62
     4/30/98    12553.4                        13389.93
     5/31/98    12771.4                        13601.75
     6/30/98    12782.1                        13655.43
     7/31/98    12803.4                        13689.57
     8/31/98    12993.2                        13901.09
     9/30/98    13107.3                         14074.4
    10/31/98    13044.7                        14074.11
    11/30/98    13103.4                        14123.41
    12/31/98    13074.3                        14159.01
     1/31/99    13191.4                        14327.35
     2/28/99    13118.7                        14264.92
     3/31/99    13110.2                        14284.46
     4/30/99    13143.5                        14320.06
     5/31/99    13045.8                         14237.2
     6/30/99    12822.2                        14032.39
     7/31/99    12817.7                        14083.44
     8/31/99    12585.4                        13970.53
     9/30/99    12495.4                        13976.37
    10/31/99    12257.9                        13824.95
    11/30/99    12365.6                        13971.99
    12/31/99    12150.1                        13867.83
     1/31/00    11989.6                        13807.44
     2/29/00    12218.8                        13967.91
     3/31/00    12567.3                        14273.09
     4/30/00    12440.2                        14188.77
     5/31/00    12319.7                        14114.95
     6/30/00    12711.3                        14488.99
     7/31/00    12914.6                        14690.59
     8/31/00      13191                        14916.99
     9/30/00      13034                        14839.39
    10/31/00    13225.4                        15001.31
    11/30/00    13351.2                        15114.81
    12/31/00      13828                        15488.26
     1/31/01    13865.8                        15641.72
     2/28/01    13940.4                        15691.32
     3/31/01    14024.9                        15831.95
     4/30/01    13720.9                        15660.39
     5/31/01    13874.1                        15829.03
     6/30/01    13977.7                        15934.94
     7/31/01    14282.2                        16170.97
     8/31/01      14519                        16437.35
     9/30/01      14387                         16382.2
    10/31/01    14539.6                        16568.64
    11/30/01    14401.6                        16437.64
    12/31/01    14211.7                        16282.13
     1/31/02    14477.5                        16564.55
     2/28/02    14666.4                        16764.11
     3/31/02      14330                        16435.59
     4/30/02    14561.2                        16756.82
     5/31/02    14640.3                        16858.64
     6/30/02    14779.7                        17036.91
     7/31/02    14924.8                        17256.02
     8/31/02    15047.8                        17463.46
     9/30/02      15327                        17845.95
    10/31/02      15110                        17550.11
    11/30/02    15036.8                        17477.17
    12/31/02    15331.5                        17845.95
     1/31/03    15256.4                        17800.73
     2/28/03      15473                         18049.6
     3/31/03    15491.8                        18060.39
     4/30/03    15629.4                        18179.72
     5/31/03    15869.6                         18605.4
     6/30/03    15766.9                        18526.33
     7/31/03    15252.5                        17878.05

* Source: Thomson Financial. Investment operations commenced on 4/19/91. The chart compares the total return of the Fund's Class B shares with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 12/7/93 at net asset value would have grown to $15,322 on 7/31/03; $14,592, including the 4.75% maximum sales charge. Past performance does not predict future performance. The graph and performance numbers do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

FUND INFORMATION
as of July 31, 2003

PERFORMANCE(6)                                       CLASS A    CLASS B
-----------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
One Year                                                2.96%      2.19%
Five Years                                              4.34       3.56
Ten Years                                               N.A.       4.31
Life of Fund**                                          4.52       5.44

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES
  CHARGE OR APPLICABLE CDSC)
One Year                                               -1.95%     -2.71%
Five Years                                              3.33       3.23
Ten Years                                               N.A.       4.31
Life of Fund**                                          3.99       5.44

** Inception date: Class A: 12/7/93; Class B: 4/19/91

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state and local income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume maximum 37.60% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 97.69% of the total dividends paid by the Fund from net investment income during the year ended July 31, 2003, was designated as an exempt-interest dividend.

EATON VANCE MINNESOTA MUNICIPALS FUND as of July 31, 2003
INVESTMENT UPDATE

[PHOTO OF ROBERT B. MACINTOSH]

Robert B. MacIntosh
Portfolio Manager

MANAGEMENT UPDATE

- Representing a combined 20.1% of the Portfolio's holdings at July 31, 2003, the electric utilities and insured electric utilities+ sectors were a substantial investment for the Portfolio and included bonds issued by Minnesota's regional Municipal Power Agencies. There are three Joint Action Agencies in Minnesota that supply electric power to 126 municipalities.

- General obligations (GOs) represented one of the Portfolio's largest sector weightings at July 31, 2003, providing a high-quality investment in a tepid economy. The Portfolio's GO investments were diversified among school districts, senior housing, and transportation issues. In a period of lower wages and weaker consumer spending, GOs provided an extra measure of security because they are backed by the full faith and credit of the issuer.

- Education bonds were characteristically attractive, as they have tended to be less affected by economic cycles. Investments included issues for such institutions as St. John's University, Blake School, and Minneapolis College of Art.

- Call protection remained a priority. Management sought to eliminate bonds with poor call features in favor of noncallable bonds or those with superior call protection. Adequate call protection allows bonds to participate more fully in market rallies.

PORTFOLIO STATISTICS++

- Number of Issues:                  51
- Effective Maturity:                12.7 years
- Average Rating:                    AA-
- Average Call:                      7.1 years
- Average Dollar Price:              $ 95.10

+ Private insurance does not decrease the risk of loss of principal associated with these investments.
++ Portfolio Statistics are subject to change.

THE FUND

- During the year ended July 31, 2003, the Fund's Class A and Class B shares had total returns of 2.86% and 2.07%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.09 on July 31, 2003, from $9.31 on July 31, 2002, and the reinvestment of $0.484 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $9.79 on July 31, 2003, from $10.03 on July 31, 2002, and the reinvestment of $0.449 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on July 31, 2003, the distribution rates were 5.13% for Class A and 4.34% for Class B.(3) These distribution rates are equivalent to taxable rates of 8.56% and 7.25%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at July 31, 2003, were 4.21% and 3.66%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 7.03% and 6.10% respectively.(4)

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE
MINNESOTA MUNICIPALS FUND, CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX*

  July 31, 1993 - July 31, 2003

                       MINNESOTA MUNICIPALS FUND- CLASS B
                               Inception: 7/29/91

                 FUND         FUND       LEHMAN BROTHER

               VALUE AT    VALUE WITH    MUNICIPAL BOND
     DATE         NAV     SALES CHARGE       INDEX
-------------------------------------------------------
     7/31/93      10000       N/A                 10000
     8/31/93    10198.8                        10208.32
     9/30/93    10328.2                        10324.73
    10/31/93      10334                        10344.57
    11/30/93    10236.9                        10253.25
    12/31/93    10443.9                        10469.73
     1/31/94    10530.7                        10589.35
     2/28/94    10254.4                         10315.1
     3/31/94    9713.76                         9894.97
     4/30/94    9740.08                         9978.99
     5/31/94    9845.33                        10065.35
     6/30/94    9761.23                        10003.79
     7/31/94    9934.48                        10187.31
     8/31/94    9961.65                        10222.61
     9/30/94    9779.14                        10072.65
    10/31/94    9506.75                          9893.8
    11/30/94     9209.8                         9714.66
    12/31/94    9502.58                         9928.52
     1/31/95    9809.77                         10212.4
     2/28/95    10135.8                        10509.41
     3/31/95    10255.8                         10630.2
     4/30/95    10228.4                        10642.74
     5/31/95    10504.1                        10982.35
     6/30/95    10318.8                        10886.36
     7/31/95    10373.1                        10989.35
     8/31/95    10508.1                        11128.81
     9/30/95    10560.2                        11199.12
    10/31/95    10749.3                        11361.93
    11/30/95    10959.6                        11550.69
    12/31/95    11106.9                        11661.56
     1/31/96    11139.3                        11749.67
     2/29/96    11031.8                        11670.31
     3/31/96    10793.7                        11521.23
     4/30/96    10815.3                        11488.55
     5/31/96    10824.4                        11484.17
     6/30/96    10913.4                        11609.34
     7/31/96    10995.8                        11714.37
     8/31/96    10939.6                        11711.74
     9/30/96    11093.6                        11875.42
    10/31/96      11178                        12009.63
    11/30/96    11354.1                        12229.61
    12/31/96    11286.8                        12177.97
     1/31/97    11306.9                        12201.02
     2/28/97    11421.7                        12313.06
     3/31/97    11257.8                         12148.8
     4/30/97      11367                        12250.62
     5/31/97    11511.6                        12435.01
     6/30/97    11625.3                        12567.47
     7/31/97    11986.6                        12915.54
     8/31/97    11825.6                        12794.46
     9/30/97      11928                        12946.17
    10/31/97    12018.3                        13029.61
    11/30/97      12113                        13106.35
    12/31/97    12281.8                        13297.45
     1/31/98    12408.6                        13434.57
     2/28/98    12422.1                        13438.66
     3/31/98      12427                        13450.62
     4/30/98      12330                        13389.93
     5/31/98    12528.6                        13601.75
     6/30/98    12574.9                        13655.43
     7/31/98    12584.5                        13689.57
     8/31/98      12814                        13901.09
     9/30/98    12966.3                         14074.4
    10/31/98    12914.6                        14074.11
    11/30/98    12950.4                        14123.41
    12/31/98    12945.2                        14159.01
     1/31/99      13065                        14327.35
     2/28/99    13002.9                        14264.92
     3/31/99    12981.6                        14284.46
     4/30/99      13003                        14320.06
     5/31/99    12914.6                         14237.2
     6/30/99    12684.7                        14032.39
     7/31/99    12666.4                        14083.44
     8/31/99    12452.2                        13970.53
     9/30/99    12371.3                        13976.37
    10/31/99    12139.7                        13824.95
    11/30/99    12223.3                        13971.99
    12/31/99    12065.4                        13867.83
     1/31/00    11925.7                        13807.44
     2/29/00      12121                        13967.91
     3/31/00    12395.5                        14273.09
     4/30/00    12290.9                        14188.77
     5/31/00    12231.7                        14114.95
     6/30/00      12539                        14488.99
     7/31/00      12732                        14690.59
     8/31/00    12908.2                        14916.99
     9/30/00      12813                        14839.39
    10/31/00    12954.3                        15001.31
    11/30/00      13055                        15114.81
    12/31/00    13380.9                        15488.26
     1/31/01    13431.9                        15641.72
     2/28/01    13520.3                        15691.32
     3/31/01    13619.1                        15831.95
     4/30/01    13416.2                        15660.39
     5/31/01    13544.9                        15829.03
     6/30/01    13650.2                        15934.94
     7/31/01      13797                        16170.97
     8/31/01    13969.9                        16437.35
     9/30/01    13862.2                         16382.2
    10/31/01    13935.1                        16568.64
    11/30/01    13890.6                        16437.64
    12/31/01    13765.3                        16282.13
     1/31/02    13980.9                        16564.55
     2/28/02    14131.5                        16764.11
     3/31/02    13885.6                        16435.59
     4/30/02    14051.1                        16756.82
     5/31/02    14146.4                        16858.64
     6/30/02    14218.7                        17036.91
     7/31/02    14282.2                        17256.02
     8/31/02    14337.2                        17463.46
     9/30/02    14537.4                        17845.95
    10/31/02    14330.5                        17550.11
    11/30/02    14328.4                        17477.17
    12/31/02    14543.7                        17845.95
     1/31/03    14467.2                        17800.73
     2/28/03    14631.1                         18049.6
     3/31/03      14651                        18060.39
     4/30/03    14763.1                        18179.72
     5/31/03    14919.4                         18605.4
     6/30/03    14825.9                        18526.33
     7/31/03    14578.3                        17878.05

* Source: Thomson Financial. Investment operations commenced on 7/29/91. The chart compares the total return of the Fund's Class B shares with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 12/9/93 at net asset value would have grown to $15,012 on 7/31/03; $14,298, including the 4.75% maximum sales charge. Past performance does not predict future performance. The graph and performance numbers do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

FUND INFORMATION
as of July 31, 2003

PERFORMANCE(6)                                       CLASS A    CLASS B
-----------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
One Year                                                2.86%      2.07%
Five Years                                              3.74       2.99
Ten Years                                               N.A.       3.84
Life of Fund**                                          4.30       4.78

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES
  CHARGE OR APPLICABLE CDSC)
One Year                                               -1.99%     -2.81%
Five Years                                              2.73       2.65
Ten Years                                               N.A.       3.84
Life of Fund**                                          3.78       4.78

** Inception date: Class A: 12/9/93; Class B: 7/29/91

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume maximum 40.10% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.78% of the total dividends paid by the Fund from net investment income during the year ended July 31, 2003, was designated as an exempt-interest dividend.

EATON VANCE NEW JERSEY MUNICIPALS FUND as of July 31, 2003
INVESTMENT UPDATE

[PHOTO OF ROBERT B. MACINTOSH]

Robert B. MacIntosh
Portfolio Manager

MANAGEMENT UPDATE

- Insured+ transportation bonds represented the Portfolio's largest sector weighting at July 31, 2003; non-insured transportation holdings were a significant investment as well. Bonds held by the Portfolio included an issue for the state's turnpike authority, which enjoys fairly consistent toll revenues in any economic environment.

- Hospital bonds were among the Portfolio's major investments. Management focused on institutions that either dominate their urban markets or are sole providers in suburban or rural areas, with minimal competition. These hospitals have generally been less vulnerable to the competitive pressures characterizing the industry.

- Insured+ general obligations (GOs) represented one of the Portfolio's largest sector weightings. GOs provide a high-quality investment in a tepid economy. In a period characterized by lower wages and weaker consumer spending, GOs provided an extra measure of security because they are backed by the full faith and credit of the issuer.

- In a strong retail market, management sold a range of in-demand coupons, thereby adjusting the Portfolio's coupon structure to reflect the decline in interest rates. In addition, with quality spreads having narrowed appreciably, management has made an effort to upgrade quality within the Portfolio.

PORTFOLIO STATISTICS++

- Number of Issues:                  99
- Effective Maturity:                15.8 years
- Average Rating:                    AA-
- Average Call:                      10.3 years
- Average Dollar Price:              $ 93.82

+ Private insurance does not decrease the risk of loss of principal associated with these investments.
++ Portfolio Statistics are subject to change.

THE FUND

- During the year ended July 31, 2003, the Fund's Class A and Class B shares had total returns of 2.67% and 1.80%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $10.07 on July 31, 2003, from $10.32 on July 31, 2002, and the reinvestment of $0.529 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $10.51 on July 31, 2003, from $10.78 on July 31, 2002, and the reinvestment of $0.470 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on July 31, 2003, the distribution rates were 5.06% for Class A and 4.30% for Class B.(3) These distribution rates are equivalent to taxable rates of 8.31% and 7.07%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at July 31, 2003, were 4.70% and 4.16%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 7.72% and 6.83% respectively.(4)

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE
NEW JERSEY MUNICIPALS FUND, CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND
INDEX*

  July 31, 1993 - July 31, 2003

                       NEW JERSEY MUNICIPALS FUND- CLASS B
                                Inception: 1/8/91

                 FUND         FUND       LEHMAN BROTHER

               VALUE AT    VALUE WITH    MUNICIPAL BOND
     DATE         NAV     SALES CHARGE       INDEX
-------------------------------------------------------
     7/31/93      10000       N/A                 10000
     8/31/93    10184.2                        10208.32
     9/30/93    10293.7                        10324.73
    10/31/93    10293.8                        10344.57
    11/30/93    10195.2                        10253.25
    12/31/93    10405.1                        10469.73
     1/31/94    10519.1                        10589.35
     2/28/94    10256.2                         10315.1
     3/31/94    9748.35                         9894.97
     4/30/94    9785.76                         9978.99
     5/31/94    9852.03                        10065.35
     6/30/94    9755.04                        10003.79
     7/31/94    9905.36                        10187.31
     8/31/94     9943.8                        10222.61
     9/30/94    9780.76                        10072.65
    10/31/94    9540.91                          9893.8
    11/30/94    9277.25                         9714.66
    12/31/94    9551.81                         9928.52
     1/31/95    9859.93                         10212.4
     2/28/95    10127.2                        10509.41
     3/31/95    10211.4                         10630.2
     4/30/95    10227.5                        10642.74
     5/31/95    10505.5                        10982.35
     6/30/95    10359.8                        10886.36
     7/31/95    10404.9                        10989.35
     8/31/95    10517.5                        11128.81
     9/30/95    10591.1                        11199.12
    10/31/95    10766.6                        11361.93
    11/30/95    10962.2                        11550.69
    12/31/95    11066.6                        11661.56
     1/31/96    11131.9                        11749.67
     2/29/96    10990.4                        11670.31
     3/31/96    10867.4                        11521.23
     4/30/96    10849.9                        11488.55
     5/31/96    10841.1                        11484.17
     6/30/96      10941                        11609.34
     7/31/96    11002.4                        11714.37
     8/31/96      11015                        11711.74
     9/30/96    11167.1                        11875.42
    10/31/96    11251.8                        12009.63
    11/30/96    11425.3                        12229.61
    12/31/96    11374.4                        12177.97
     1/31/97    11375.6                        12201.02
     2/28/97    11468.8                        12313.06
     3/31/97    11367.7                         12148.8
     4/30/97    11476.5                        12250.62
     5/31/97    11619.7                        12435.01
     6/30/97    11711.3                        12567.47
     7/31/97    12085.9                        12915.54
     8/31/97      11956                        12794.46
     9/30/97      12092                        12946.17
    10/31/97    12171.5                        13029.61
    11/30/97    12244.5                        13106.35
    12/31/97    12444.9                        13297.45
     1/31/98    12548.7                        13434.57
     2/28/98    12565.6                        13438.66
     3/31/98    12596.2                        13450.62
     4/30/98    12505.9                        13389.93
     5/31/98    12690.3                        13601.75
     6/30/98    12727.3                        13655.43
     7/31/98    12740.1                        13689.57
     8/31/98    12931.5                        13901.09
     9/30/98    13082.5                         14074.4
    10/31/98    13012.2                        14074.11
    11/30/98    13026.9                        14123.41
    12/31/98    13048.5                        14159.01
     1/31/99    13167.9                        14327.35
     2/28/99    13075.6                        14264.92
     3/31/99    13069.8                        14284.46
     4/30/99    13093.8                        14320.06
     5/31/99    13012.1                         14237.2
     6/30/99    12817.4                        14032.39
     7/31/99    12815.8                        14083.44
     8/31/99    12600.6                        13970.53
     9/30/99    12514.4                        13976.37
    10/31/99    12257.3                        13824.95
    11/30/99    12379.5                        13971.99
    12/31/99    12181.4                        13867.83
     1/31/00    12013.6                        13807.44
     2/29/00    12207.2                        13967.91
     3/31/00    12515.3                        14273.09
     4/30/00    12393.5                        14188.77
     5/31/00    12289.2                        14114.95
     6/30/00    12641.6                        14488.99
     7/31/00    12896.1                        14690.59
     8/31/00    13121.5                        14916.99
     9/30/00    13006.9                        14839.39
    10/31/00    13135.2                        15001.31
    11/30/00    13198.2                        15114.81
    12/31/00    13673.2                        15488.26
     1/31/01    13700.5                        15641.72
     2/28/01      13829                        15691.32
     3/31/01    13941.4                        15831.95
     4/30/01    13734.2                        15660.39
     5/31/01    13888.7                        15829.03
     6/30/01    14060.2                        15934.94
     7/31/01    14298.7                        16170.97
     8/31/01    14576.1                        16437.35
     9/30/01    14261.6                         16382.2
    10/31/01    14388.7                        16568.64
    11/30/01    14308.2                        16437.64
    12/31/01    14163.1                        16282.13
     1/31/02    14375.7                        16564.55
     2/28/02    14606.9                        16764.11
     3/31/02    14302.5                        16435.59
     4/30/02    14535.1                        16756.82
     5/31/02      14644                        16858.64
     6/30/02    14730.3                        17036.91
     7/31/02    14932.5                        17256.02
     8/31/02    15029.8                        17463.46
     9/30/02    15338.2                        17845.95
    10/31/02    14971.4                        17550.11
    11/30/02    14929.5                        17477.17
    12/31/02    15324.2                        17845.95
     1/31/03      15210                        17800.73
     2/28/03    15457.3                         18049.6
     3/31/03    15435.8                        18060.39
     4/30/03    15647.2                        18179.72
     5/31/03      15988                         18605.4
     6/30/03      15857                        18526.33
     7/31/03    15200.6                        17878.05

* Source: Thomson Financial. Investment operations commenced on 1/8/91. The chart compares the total return of the Fund's Class B shares with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 4/13/94 at net asset value would have grown to $16,810 on 7/31/03; $16,010, including the 4.75% maximum sales charge. Past performance does not predict future performance. The graph and performance numbers do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

FUND INFORMATION
as of July 31, 2003

PERFORMANCE(6)                                       CLASS A    CLASS B
-----------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
One Year                                                2.67%      1.80%
Five Years                                              4.38       3.59
Ten Years                                               N.A.       4.28
Life of Fund**                                          5.74       5.62

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES
  CHARGE OR APPLICABLE CDSC)
One Year                                               -2.16%     -3.08%
Five Years                                              3.37       3.26
Ten Years                                               N.A.       4.28
Life of Fund**                                          5.19       5.62

** Inception date: Class A: 4/13/94; Class B: 1/8/91

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume maximum 39.14% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.60% of the total dividends paid by the Fund from net investment income during the year ended July 31, 2003, was designated as an exempt-interest dividend.

EATON VANCE PENNSYLVANIA MUNICIPALS FUND as of July 31, 2003
INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]

Cynthia J. Clemson
Portfolio Manager

MANAGEMENT UPDATE

- Insured+ general obligations (GOs) represented the Portfolio's largest sector weighting at July 31, 2003. The Portfolio's investments were focused primarily on Pennsylvania school district and local board of education issues, which typically have stable revenues, a characteristic valued by investors in an uncertain economy.

- Insured+ water and sewer bonds have played a prominent role in the Portfolio. These issues are often sought by investors in a slow economy because they finance an essential service and are less vulnerable to cutbacks in consumer spending.

- Management took advantage of the market backup to selectively establish tax losses to offset possible future capital gains. This trading strategy helps to improve the overall tax-efficiency of the fund. The proceeds of those sales were used to buy bonds with more attractive yields and trading characteristics.

- With the decline in interest rates increasing call risk, management emphasized non-callable bonds and bonds with favorable call characteristics. The calling of older, higher-coupon bonds has made call protection an important consideration for investors.

PORTFOLIO STATISTICS++

- Number of Issues:                  101
- Effective Maturity:                13.9 years
- Average Rating:                    AA-
- Average Call:                      7.1 years
- Average Dollar Price:              $ 93.87

+ Private insurance does not decrease the risk of loss of principal associated with these investments.
++ Portfolio Statistics are subject to change.

THE FUND

- During the year ended July 31, 2003, the Fund's Class A and Class B shares had total returns of 3.60% and 2.81%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.68 on July 31, 2003, from $9.87 on July 31, 2002, and the reinvestment of $0.544 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $10.01 on July 31, 2003, from $10.21 on July 31, 2002, and the reinvestment of $0.489 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on July 31, 2003, the distribution rates were 5.39% for Class A and 4.64% for Class B.(3) These distribution rates are equivalent to taxable rates of 8.53% and 7.34%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at July 31, 2003, were 4.74% and 4.20%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 7.50% and 6.65% respectively.(4)

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE PENNSYLVANIA MUNICIPALS FUND, CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX*

  July 31, 1993 - July 31, 2003

                      PENNSYLVANIA MUNICIPALS FUND- CLASS B
                                Inception: 1/8/91

                 FUND         FUND       LEHMAN BROTHER

               VALUE AT    VALUE WITH    MUNICIPAL BOND
     DATE         NAV     SALES CHARGE       INDEX
-------------------------------------------------------
     7/31/93      10000       N/A                 10000
     8/31/93      10223                        10208.32
     9/30/93    10351.3                        10324.73
    10/31/93    10360.2                        10344.57
    11/30/93    10269.4                        10253.25
    12/31/93    10518.8                        10469.73
     1/31/94    10634.7                        10589.35
     2/28/94      10322                         10315.1
     3/31/94    9760.26                         9894.97
     4/30/94    9797.17                         9978.99
     5/31/94       9873                        10065.35
     6/30/94    9793.08                        10003.79
     7/31/94    9954.06                        10187.31
     8/31/94    9972.87                        10222.61
     9/30/94    9816.83                        10072.65
    10/31/94     9583.1                          9893.8
    11/30/94    9256.87                         9714.66
    12/31/94    9504.33                         9928.52
     1/31/95    9815.01                         10212.4
     2/28/95    10124.3                        10509.41
     3/31/95    10242.9                         10630.2
     4/30/95    10228.3                        10642.74
     5/31/95    10548.7                        10982.35
     6/30/95    10410.7                        10886.36
     7/31/95    10475.6                        10989.35
     8/31/95    10568.3                        11128.81
     9/30/95    10652.9                        11199.12
    10/31/95    10830.2                        11361.93
    11/30/95    11027.9                        11550.69
    12/31/95    11143.7                        11661.56
     1/31/96    11220.1                        11749.67
     2/29/96    11129.1                        11670.31
     3/31/96    10962.9                        11521.23
     4/30/96    10945.4                        11488.55
     5/31/96    10936.5                        11484.17
     6/30/96    11006.6                        11609.34
     7/31/96    11112.1                        11714.37
     8/31/96    11125.6                        11711.74
     9/30/96    11280.4                        11875.42
    10/31/96    11356.1                        12009.63
    11/30/96    11521.7                        12229.61
    12/31/96    11514.5                        12177.97
     1/31/97    11527.4                        12201.02
     2/28/97    11633.6                        12313.06
     3/31/97    11499.3                         12148.8
     4/30/97    11599.1                        12250.62
     5/31/97    11767.1                        12435.01
     6/30/97    11894.1                        12567.47
     7/31/97    12185.3                        12915.54
     8/31/97    12100.4                        12794.46
     9/30/97    12228.7                        12946.17
    10/31/97    12288.5                        13029.61
    11/30/97    12353.1                        13106.35
    12/31/97    12534.9                        13297.45
     1/31/98    12630.5                        13434.57
     2/28/98    12661.2                        13438.66
     3/31/98      12694                        13450.62
     4/30/98      12616                        13389.93
     5/31/98    12781.5                        13601.75
     6/30/98    12797.7                        13655.43
     7/31/98    12578.5                        13689.57
     8/31/98    12739.4                        13901.09
     9/30/98    12811.8                         14074.4
    10/31/98    12765.6                        14074.11
    11/30/98      12794                        14123.41
    12/31/98    12805.4                        14159.01
     1/31/99    12916.1                        14327.35
     2/28/99    12871.5                        14264.92
     3/31/99    12878.2                        14284.46
     4/30/99    12915.3                        14320.06
     5/31/99    12857.1                         14237.2
     6/30/99    12671.9                        14032.39
     7/31/99    12658.7                        14083.44
     8/31/99    12501.9                        13970.53
     9/30/99    12439.4                        13976.37
    10/31/99    12252.8                        13824.95
    11/30/99    12315.5                        13971.99
    12/31/99      12152                        13867.83
     1/31/00    12019.7                        13807.44
     2/29/00    12179.4                        13967.91
     3/31/00    12392.2                        14273.09
     4/30/00    12294.2                        14188.77
     5/31/00    12162.6                        14114.95
     6/30/00    12470.1                        14488.99
     7/31/00    12639.2                        14690.59
     8/31/00    12855.6                        14916.99
     9/30/00    12751.9                        14839.39
    10/31/00    12882.5                        15001.31
    11/30/00    12959.7                        15114.81
    12/31/00    13338.8                        15488.26
     1/31/01    13379.8                        15641.72
     2/28/01    13457.9                        15691.32
     3/31/01    13559.2                        15831.95
     4/30/01    13348.1                        15660.39
     5/31/01    13505.5                        15829.03
     6/30/01    13599.8                        15934.94
     7/31/01    13802.7                        16170.97
     8/31/01    14085.9                        16437.35
     9/30/01    14037.3                         16382.2
    10/31/01    14153.9                        16568.64
    11/30/01    14072.5                        16437.64
    12/31/01    13965.8                        16282.13
     1/31/02    14017.9                        16564.55
     2/28/02    14157.6                        16764.11
     3/31/02    13972.4                        16435.59
     4/30/02    14154.8                        16756.82
     5/31/02    14240.3                        16858.64
     6/30/02    14345.3                        17036.91
     7/31/02    14469.3                        17256.02
     8/31/02    14585.5                        17463.46
     9/30/02    14846.8                        17845.95
    10/31/02    14602.3                        17550.11
    11/30/02    14533.2                        17477.17
    12/31/02    14824.8                        17845.95
     1/31/03      14768                        17800.73
     2/28/03    14995.1                         18049.6
     3/31/03    15004.5                        18060.39
     4/30/03    15165.1                        18179.72
     5/31/03      15414                         18605.4
     6/30/03    15325.6                        18526.33
     7/31/03    14875.1                        17878.05

* Source: Thomson Financial. Investment operations commenced on 1/8/91. The chart compares the total return of the Fund's Class B shares with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 6/1/94 at net asset value would have grown to $16,229 on 7/31/03; $15,456, including the 4.75% maximum sales charge. Past performance does not predict future performance. The graph and performance numbers do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

FUND INFORMATION
as of July 31, 2003

PERFORMANCE(6)                                       CLASS A    CLASS B
-----------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
One Year                                                3.60%      2.81%
Five Years                                              4.21       3.41
Ten Years                                               N.A.       4.05
Life of Fund**                                          5.42       5.35

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES
  CHARGE OR APPLICABLE CDSC)
One Year                                               -1.30%     -2.10%
Five Years                                              3.20       3.08
Ten Years                                               N.A.       4.05
Life of Fund**                                          4.86       5.35

** Inception date: Class A: 6/1/94; Class B: 1/8/91

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state and local income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume maximum 36.82% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

     Past performance is no guarantee of future results. Investment return and return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.55% of the total dividends paid by the Fund from net investment income during the year ended July 31, 2003, was designated as an exempt-interest dividend.

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2003

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JULY 31, 2003

                                ARIZONA FUND  COLORADO FUND  CONNECTICUT FUND  MICHIGAN FUND
--------------------------------------------------------------------------------------------
Assets
--------------------------------------------------------------------------------------------
Investment in Municipals
   Portfolio --
   Identified cost              $66,044,262    $36,646,997     $142,904,990     $65,021,703
   Unrealized appreciation        2,726,953        402,147        5,462,471       6,084,783
--------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO,
   AT VALUE                     $68,771,215    $37,049,144     $148,367,461     $71,106,486
--------------------------------------------------------------------------------------------
Receivable for Fund shares
   sold                         $    18,266    $     2,843     $     14,255     $     1,035
--------------------------------------------------------------------------------------------
TOTAL ASSETS                    $68,789,481    $37,051,987     $148,381,716     $71,107,521
--------------------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------------------
Payable for Fund shares
   redeemed                     $    39,217    $     5,757     $     38,587     $   245,019
Dividends payable                   134,754         67,276          251,480         136,761
Payable to affiliate for
   service fees                      12,010          6,457           25,939          12,416
Accrued expenses                     29,972         21,178           33,979          26,878
--------------------------------------------------------------------------------------------
TOTAL LIABILITIES               $   215,953    $   100,668     $    349,985     $   421,074
--------------------------------------------------------------------------------------------
NET ASSETS                      $68,573,528    $36,951,319     $148,031,731     $70,686,447
--------------------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------------------
Paid-in capital                 $68,318,054    $37,553,949     $146,629,606     $67,586,984
Accumulated net realized loss
   from Portfolio (computed on
   the basis of identified
   cost)                         (2,563,943)      (937,501)      (3,827,881)     (3,043,081)
Accumulated undistributed
   (distributions in excess
   of) net investment income         92,464        (67,276)        (232,465)         57,761
Net unrealized appreciation
   from Portfolio (computed on
   the basis of identified
   cost)                          2,726,953        402,147        5,462,471       6,084,783
--------------------------------------------------------------------------------------------
TOTAL                           $68,573,528    $36,951,319     $148,031,731     $70,686,447
--------------------------------------------------------------------------------------------

Class A Shares
--------------------------------------------------------------------------------------------
NET ASSETS                      $ 9,174,031    $ 8,709,081     $ 25,209,671     $ 4,078,754
SHARES OUTSTANDING                  960,527        922,390        2,391,355         433,684
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)     $      9.55    $      9.44     $      10.54     $      9.40
MAXIMUM OFFERING PRICE PER
   SHARE
   (100  DIVIDED BY 95.25 of
      net asset value per
      share)                    $     10.03    $      9.91     $      11.07     $      9.87
--------------------------------------------------------------------------------------------

Class B Shares
--------------------------------------------------------------------------------------------
NET ASSETS                      $59,399,497    $28,242,238     $122,822,060     $66,607,693
SHARES OUTSTANDING                5,593,848      2,748,477       11,706,091       6,343,289
NET ASSET VALUE, OFFERING
   PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)     $     10.62    $     10.28     $      10.49     $     10.50
--------------------------------------------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JULY 31, 2003

                                MINNESOTA FUND  NEW JERSEY FUND  PENNSYLVANIA FUND
----------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------
Investment in Municipals
   Portfolio --
   Identified cost               $48,338,070     $247,346,020      $213,307,264
   Unrealized appreciation         2,078,046       13,639,570         8,691,579
----------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO,
   AT VALUE                      $50,416,116     $260,985,590      $221,998,843
----------------------------------------------------------------------------------
Receivable for Fund shares
   sold                          $    36,671     $    286,892      $     30,491
----------------------------------------------------------------------------------
TOTAL ASSETS                     $50,452,787     $261,272,482      $222,029,334
----------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------
Payable for Fund shares
   redeemed                      $    88,610     $    544,953      $    280,313
Dividends payable                     95,304          502,256           456,799
Payable to affiliate for
   service fees                        8,756           45,700            38,607
Accrued expenses                      25,060           56,715            57,741
----------------------------------------------------------------------------------
TOTAL LIABILITIES                $   217,730     $  1,149,624      $    833,460
----------------------------------------------------------------------------------
NET ASSETS                       $50,235,057     $260,122,858      $221,195,874
----------------------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------------------
Paid-in capital                  $53,250,061     $258,870,397      $234,793,095
Accumulated net realized loss
   from Portfolio (computed on
   the basis of identified
   cost)                          (5,020,569)     (13,245,683)      (22,337,816)
Accumulated undistributed
   (distributions in excess
   of) net investment income         (72,481)         858,574            49,016
Net unrealized appreciation
   from Portfolio (computed on
   the basis of identified
   cost)                           2,078,046       13,639,570         8,691,579
----------------------------------------------------------------------------------
TOTAL                            $50,235,057     $260,122,858      $221,195,874
----------------------------------------------------------------------------------

Class A Shares
----------------------------------------------------------------------------------
NET ASSETS                       $ 8,956,351     $ 31,548,066      $ 17,108,995
SHARES OUTSTANDING                   985,118        3,133,170         1,767,879
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)      $      9.09     $      10.07      $       9.68
MAXIMUM OFFERING PRICE PER
   SHARE
   (100  DIVIDED BY 95.25 of
      net asset value per
      share)                     $      9.54     $      10.57      $      10.16
----------------------------------------------------------------------------------

Class B Shares
----------------------------------------------------------------------------------
NET ASSETS                       $41,278,706     $228,574,792      $204,086,879
SHARES OUTSTANDING                 4,218,127       21,741,531        20,384,633
NET ASSET VALUE, OFFERING
   PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)      $      9.79     $      10.51      $      10.01
----------------------------------------------------------------------------------
On sales of $25,000 or more, the offering
   price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JULY 31, 2003

                                               ARIZONA FUND  COLORADO FUND  CONNECTICUT FUND  MICHIGAN FUND
-----------------------------------------------------------------------------------------------------------
Investment Income
-----------------------------------------------------------------------------------------------------------
Interest allocated from Portfolio              $ 4,039,191    $ 2,057,208     $ 8,161,410      $ 4,300,290
Expenses allocated from Portfolio                 (317,245)      (138,990)       (735,105)        (344,500)
-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO           $ 3,721,946    $ 1,918,218     $ 7,426,305      $ 3,955,790
-----------------------------------------------------------------------------------------------------------

Expenses
-----------------------------------------------------------------------------------------------------------
Trustees fees and expenses                     $     1,688    $       173     $     3,456      $     1,648
Distribution and service fees
   Class A                                          17,172         15,059          48,663            7,548
   Class B                                         595,018        283,712       1,222,988          678,002
Legal and accounting services                       16,543         17,010          21,677           17,130
Printing and postage                                 1,032          6,510          14,803            3,476
Custodian fee                                       10,848          7,365          19,133           11,407
Transfer and dividend disbursing agent fees         36,505         19,864          70,807           48,249
Registration fees                                    6,522            361           1,717            4,583
Miscellaneous                                        2,466          2,080           2,848            2,191
-----------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                 $   687,794    $   352,134     $ 1,406,092      $   774,234
-----------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                          $ 3,034,152    $ 1,566,084     $ 6,020,213      $ 3,181,556
-----------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
-----------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost
      basis)                                   $   181,396    $   394,668     $   436,922      $  (291,818)
   Financial futures contracts                  (1,134,162)      (429,154)       (706,590)      (1,112,649)
-----------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                              $  (952,766)   $   (34,486)    $  (269,668)     $(1,404,467)
-----------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)         $(1,592,770)   $(1,131,957)    $(3,067,980)     $  (491,088)
   Financial futures contracts                   1,188,815        281,926         627,266          457,957
-----------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                              $  (403,955)   $  (850,031)    $(2,440,714)     $   (33,131)
-----------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS               $(1,356,721)   $  (884,517)    $(2,710,382)     $(1,437,598)
-----------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS     $ 1,677,431    $   681,567     $ 3,309,831      $ 1,743,958
-----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JULY 31, 2003

                                               MINNESOTA FUND  NEW JERSEY FUND  PENNSYLVANIA FUND
-------------------------------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------------------------------
Interest allocated from Portfolio               $ 2,877,320      $15,904,403       $13,961,207
Expenses allocated from Portfolio                  (209,875)      (1,416,699)       (1,195,841)
-------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO            $ 2,667,445      $14,487,704       $12,765,366
-------------------------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------------------------
Trustees fees and expenses                      $     1,659      $     3,455       $     3,434
Distribution and service fees
   Class A                                           16,475           60,440            32,190
   Class B                                          408,491        2,275,349         2,006,509
Legal and accounting services                        17,966           18,995            19,348
Printing and postage                                  7,980           36,451            35,575
Custodian fee                                         9,066           26,148                --
Transfer and dividend disbursing agent fees          32,104          153,157           162,815
Registration fees                                     4,992            2,406             1,603
Miscellaneous                                         2,493            5,069             5,374
-------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                  $   501,226      $ 2,581,470       $ 2,266,848
-------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                           $ 2,166,219      $11,906,234       $10,498,518
-------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
-------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost
      basis)                                    $   272,462      $(1,726,533)      $(6,020,566)
   Financial futures contracts                   (1,705,220)      (6,616,946)       (3,401,951)
   Interest rate swap contracts                    (138,532)              --                --
-------------------------------------------------------------------------------------------------
NET REALIZED LOSS                               $(1,571,290)     $(8,343,479)      $(9,422,517)
-------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)          $(1,167,475)     $(5,076,841)      $ 1,463,717
   Financial futures contracts                    1,577,414        6,725,711         3,830,829
   Interest rate swap contracts                     109,607               --                --
-------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                               $   519,546      $ 1,648,870       $ 5,294,546
-------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                $(1,051,744)     $(6,694,609)      $(4,127,971)
-------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS      $ 1,114,475      $ 5,211,625       $ 6,370,547
-------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2003

INCREASE (DECREASE) IN NET ASSETS  ARIZONA FUND  COLORADO FUND  CONNECTICUT FUND    MICHIGAN FUND
---------------------------------------------------------------------------------------------------
From operations --
   Net investment income           $ 3,034,152    $ 1,566,084     $  6,020,213    $       3,181,556
   Net realized loss                  (952,766)       (34,486)        (269,668)          (1,404,467)
   Net change in unrealized
      appreciation (depreciation)     (403,955)      (850,031)      (2,440,714)             (33,131)
---------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                      $ 1,677,431    $   681,567     $  3,309,831    $       1,743,958
---------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                      $  (418,613)   $  (368,605)    $ (1,141,055)   $        (185,046)
      Class B                       (2,610,138)    (1,250,948)      (5,097,184)          (2,975,585)
---------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                    $(3,028,751)   $(1,619,553)    $ (6,238,239)   $      (3,160,631)
---------------------------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                      $ 3,729,841    $ 3,534,278     $  7,630,004    $       1,463,047
      Class B                        4,782,114      1,776,798        8,948,980            3,494,524
   Net asset value of shares
      issued to shareholders in
      payment of distributions
      declared
      Class A                          167,929        180,776          653,219               71,752
      Class B                          943,611        592,369        2,467,527            1,482,508
   Cost of shares redeemed
      Class A                       (1,857,355)    (1,152,963)      (4,998,880)            (664,967)
      Class B                       (8,300,440)    (3,536,246)     (14,526,286)         (10,158,703)
---------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM FUND
   SHARE TRANSACTIONS              $  (534,300)   $ 1,395,012     $    174,564    $      (4,311,839)
---------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                          $(1,885,620)   $   457,026     $ (2,753,844)   $      (5,728,512)
---------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------
At beginning of year               $70,459,148    $36,494,293     $150,785,575    $      76,414,959
---------------------------------------------------------------------------------------------------
AT END OF YEAR                     $68,573,528    $36,951,319     $148,031,731    $      70,686,447
---------------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
---------------------------------------------------------------------------------------------------
AT END OF YEAR                     $    92,464    $   (67,276)    $   (232,465)   $          57,761
---------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2003

INCREASE (DECREASE) IN NET ASSETS  MINNESOTA FUND  NEW JERSEY FUND  PENNSYLVANIA FUND
-------------------------------------------------------------------------------------
From operations --
   Net investment income            $ 2,166,219     $ 11,906,234      $ 10,498,518
   Net realized loss                 (1,571,290)      (8,343,479)       (9,422,517)
   Net change in unrealized
      appreciation (depreciation)       519,546        1,648,870         5,294,546
-------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                       $ 1,114,475     $  5,211,625      $  6,370,547
-------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                       $  (428,465)    $ (1,535,267)     $   (880,465)
      Class B                        (1,925,180)     (10,358,266)      (10,029,316)
-------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                     $(2,353,645)    $(11,893,533)     $(10,909,781)
-------------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                       $ 2,931,703     $  9,849,317      $  5,858,277
      Class B                         4,149,495       16,360,046        14,315,516
   Net asset value of shares
      issued to shareholders in
      payment of distributions
      declared
      Class A                           254,408          614,589           416,703
      Class B                         1,080,703        5,007,102         4,270,247
   Cost of shares redeemed
      Class A                        (1,388,119)      (5,762,032)       (3,673,512)
      Class B                        (7,034,108)     (26,669,607)      (22,213,123)
-------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS          $    (5,918)    $   (600,585)     $ (1,025,892)
-------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS          $(1,245,088)    $ (7,282,493)     $ (5,565,126)
-------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------
At beginning of year                $51,480,145     $267,405,351      $226,761,000
-------------------------------------------------------------------------------------
AT END OF YEAR                      $50,235,057     $260,122,858      $221,195,874
-------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
-------------------------------------------------------------------------------------
AT END OF YEAR                      $   (72,481)    $    858,574      $     49,016
-------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2002

INCREASE (DECREASE) IN NET ASSETS  ARIZONA FUND  COLORADO FUND  CONNECTICUT FUND  MICHIGAN FUND
-----------------------------------------------------------------------------------------------
From operations --
   Net investment income           $  3,034,495   $ 1,310,352     $  5,953,843     $ 3,443,692
   Net realized gain (loss)            (114,047)       90,556           64,184        (311,116)
   Net change in unrealized
      appreciation (depreciation)       376,938       (50,055)          29,195         400,091
-----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                      $  3,297,386   $ 1,350,853     $  6,047,222     $ 3,532,667
-----------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                      $   (280,952)  $  (181,035)    $   (869,699)    $  (196,632)
      Class B                        (2,715,567)   (1,131,965)      (5,139,165)     (3,164,707)
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                    $ (2,996,519)  $(1,313,000)    $ (6,008,864)    $(3,361,339)
-----------------------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                      $  2,993,003   $ 4,488,189     $ 11,699,658     $ 2,921,059
      Class B                         5,852,955     7,303,728       11,980,704       3,244,996
   Net asset value of shares
      issued to shareholders in
      payment of distributions
      declared
      Class A                            68,530       103,991          411,407          84,682
      Class B                           966,138       556,768        2,406,826       1,489,830
   Cost of shares redeemed
      Class A                        (1,185,905)     (970,858)      (2,460,292)     (2,536,923)
      Class B                       (10,325,708)   (5,480,932)     (12,346,385)     (9,755,079)
-----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM FUND
   SHARE TRANSACTIONS              $ (1,630,987)  $ 6,000,886     $ 11,691,918     $(4,551,435)
-----------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                          $ (1,330,120)  $ 6,038,739     $ 11,730,276     $(4,380,107)
-----------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------
At beginning of year               $ 71,789,268   $30,455,554     $139,055,299     $80,795,066
-----------------------------------------------------------------------------------------------
AT END OF YEAR                     $ 70,459,148   $36,494,293     $150,785,575     $76,414,959
-----------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
-----------------------------------------------------------------------------------------------
AT END OF YEAR                     $     90,655   $   (45,506)    $        612     $    44,188
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2002

INCREASE (DECREASE) IN NET ASSETS  MINNESOTA FUND  NEW JERSEY FUND  PENNSYLVANIA FUND
-------------------------------------------------------------------------------------
From operations --
   Net investment income            $ 2,341,138     $ 12,411,100      $ 11,495,772
   Net realized gain (loss)             225,153          770,980        (2,602,378)
   Net change in unrealized
      appreciation (depreciation)      (851,650)      (1,784,994)        2,081,264
-------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                       $ 1,714,641     $ 11,397,086      $ 10,974,658
-------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                       $  (298,242)    $ (1,151,556)     $   (720,204)
      Class B                        (1,942,263)     (10,565,371)      (10,208,399)
-------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                     $(2,240,505)    $(11,716,927)     $(10,928,603)
-------------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                       $ 3,171,001     $ 10,269,699      $  5,404,026
      Class B                         4,300,055       20,164,591        14,755,816
   Net asset value of shares
      issued to shareholders in
      payment of distributions
      declared
      Class A                           136,864          369,429           379,549
      Class B                         1,039,780        4,929,684         4,101,952
   Cost of shares redeemed
      Class A                        (1,235,498)      (2,148,967)       (2,300,272)
      Class B                        (4,589,491)     (23,516,140)      (25,105,534)
-------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM FUND
   SHARE TRANSACTIONS               $ 2,822,711     $ 10,068,296      $ (2,764,463)
-------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                           $ 2,296,847     $  9,748,455      $ (2,718,408)
-------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------
At beginning of year                $49,183,298     $257,656,896      $229,479,408
-------------------------------------------------------------------------------------
AT END OF YEAR                      $51,480,145     $267,405,351      $226,761,000
-------------------------------------------------------------------------------------

Accumulated undistributed
net investment income
included in net assets
-------------------------------------------------------------------------------------
AT END OF YEAR                      $   123,033     $    879,889      $    484,280
-------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                             ARIZONA FUND -- CLASS A
                                  ------------------------------------------------------------------------------
                                                               YEAR ENDED JULY 31,
                                  ------------------------------------------------------------------------------
                                    2003(1)          2002(1)(2)          2001(1)        2000(1)        1999(1)
----------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 9.730           $ 9.680            $ 9.480        $ 9.850        $10.200
----------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------
Net investment income               $ 0.482           $ 0.485            $ 0.529        $ 0.495        $ 0.504
Net realized and unrealized
   gain (loss)                       (0.182)            0.045              0.163         (0.363)        (0.348)
----------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS        $ 0.300           $ 0.530            $ 0.692        $ 0.132        $ 0.156
----------------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------------
From net investment income          $(0.480)          $(0.480)           $(0.492)       $(0.502)       $(0.506)
----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.480)          $(0.480)           $(0.492)       $(0.502)       $(0.506)
----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $ 9.550           $ 9.730            $ 9.680        $ 9.480        $ 9.850
----------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                        3.06%             5.67%              7.46%          1.56%          1.48%
----------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $ 9,174           $ 7,342            $ 5,413        $ 5,064        $ 5,409
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         0.76%             0.78%              0.84%          0.89%          0.77%
   Expenses after custodian
      fee reduction(4)                 0.75%             0.78%              0.82%          0.88%          0.76%
   Net investment income               4.90%             5.05%              5.50%          5.30%          4.90%
Portfolio Turnover of the
   Portfolio                              6%               27%                26%            25%            38%
----------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 5.04% to 5.05%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                             ARIZONA FUND -- CLASS B
                                  ------------------------------------------------------------------------------
                                                               YEAR ENDED JULY 31,
                                  ------------------------------------------------------------------------------
                                    2003(1)          2002(1)(2)          2001(1)        2000(1)        1999(1)
----------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $10.830           $10.770            $10.540        $10.950        $11.340
----------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------
Net investment income               $ 0.456           $ 0.461            $ 0.494        $ 0.476        $ 0.472
Net realized and unrealized
   gain (loss)                       (0.211)            0.054              0.203         (0.409)        (0.381)
----------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS        $ 0.245           $ 0.515            $ 0.697        $ 0.067        $ 0.091
----------------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------------
From net investment income          $(0.455)          $(0.455)           $(0.467)       $(0.477)       $(0.481)
----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.455)          $(0.455)           $(0.467)       $(0.477)       $(0.481)
----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $10.620           $10.830            $10.770        $10.540        $10.950
----------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                        2.22%             4.92%              6.73%          0.81%          0.74%
----------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $59,399           $63,117            $66,376        $68,378        $88,682
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         1.51%             1.53%              1.59%          1.63%          1.56%
   Expenses after custodian
      fee reduction(4)                 1.50%             1.53%              1.57%          1.62%          1.55%
   Net investment income               4.17%             4.32%              4.62%          4.58%          4.16%
Portfolio Turnover of the
   Portfolio                              6%               27%                26%            25%            38%
----------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.31% to 4.32%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                        COLORADO FUND -- CLASS A
                                  ---------------------------------------------------------------------
                                                           YEAR ENDED JULY 31,
                                  ---------------------------------------------------------------------
                                    2003(1)          2002(1)(2)          2001        2000        1999
-------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 9.680           $ 9.680          $ 9.160     $ 9.570     $ 9.950
-------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------
Net investment income               $ 0.464           $ 0.481          $ 0.479     $ 0.495     $ 0.507
Net realized and unrealized
   gain (loss)                       (0.228)           (0.001)(3)        0.535      (0.402)     (0.374)
-------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS        $ 0.236           $ 0.480          $ 1.014     $ 0.093     $ 0.133
-------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------
From net investment income          $(0.476)          $(0.480)         $(0.494)    $(0.503)    $(0.513)
-------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.476)          $(0.480)         $(0.494)    $(0.503)    $(0.513)
-------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $ 9.440           $ 9.680          $ 9.680     $ 9.160     $ 9.570
-------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                        2.42%             5.13%           11.35%       1.18%       1.27%
-------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $ 8,709           $ 6,379          $ 2,726     $ 2,026     $ 2,021
Ratios (As a percentage of
   average daily net assets):
   Expenses(5)                         0.73%             0.80%            0.86%       0.78%       0.63%
   Expenses after custodian
      fee reduction(5)                 0.71%             0.78%            0.82%       0.75%       0.59%
   Net investment income               4.78%             5.01%            5.06%       5.48%       5.09%
Portfolio Turnover of the
   Portfolio                             21%               18%              18%         14%         33%
-------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.99% to 5.01%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (3) Per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (5) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                        COLORADO FUND -- CLASS B
                                  ---------------------------------------------------------------------
                                                           YEAR ENDED JULY 31,
                                  ---------------------------------------------------------------------
                                    2003(1)          2002(1)(2)          2001        2000        1999
-------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $10.540           $10.540          $ 9.970     $10.410     $10.820
-------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------
Net investment income               $ 0.427           $ 0.447          $ 0.444     $ 0.468     $ 0.467
Net realized and unrealized
   gain (loss)                       (0.244)            0.001            0.588      (0.440)     (0.401)
-------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS        $ 0.183           $ 0.448          $ 1.032     $ 0.028     $ 0.066
-------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------
From net investment income          $(0.443)          $(0.448)         $(0.462)    $(0.468)    $(0.476)
-------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.443)          $(0.448)         $(0.462)    $(0.468)    $(0.476)
-------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $10.280           $10.540          $10.540     $ 9.970     $10.410
-------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                        1.70%             4.37%           10.58%       0.45%       0.54%
-------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $28,242           $30,116          $27,730     $28,446     $35,703
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         1.48%             1.55%            1.62%       1.52%       1.46%
   Expenses after custodian
      fee reduction(4)                 1.46%             1.53%            1.58%       1.49%       1.42%
   Net investment income               4.04%             4.28%            4.33%       4.75%       4.32%
Portfolio Turnover of the
   Portfolio                             21%               18%              18%         14%         33%
-------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.26% to 4.28%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                        CONNECTICUT FUND -- CLASS A
                                  ------------------------------------------------------------------------
                                                            YEAR ENDED JULY 31,
                                  ------------------------------------------------------------------------
                                    2003(1)          2002(1)(2)          2001(1)        2000        1999
----------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $10.750           $10.750            $10.140      $10.460     $10.710
----------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------
Net investment income               $ 0.494           $ 0.508            $ 0.518      $ 0.521     $ 0.539
Net realized and unrealized
   gain (loss)                       (0.195)            0.007              0.601       (0.323)     (0.258)
----------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS        $ 0.299           $ 0.515            $ 1.119      $ 0.198     $ 0.281
----------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------
From net investment income          $(0.509)          $(0.515)           $(0.509)     $(0.518)    $(0.531)
----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.509)          $(0.515)           $(0.509)     $(0.518)    $(0.531)
----------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $10.540           $10.750            $10.750      $10.140     $10.460
----------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                        2.76%             4.92%             11.30%        2.09%       2.60%
----------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $25,210           $22,436            $12,752      $ 8,851     $ 9,222
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         0.77%             0.82%              0.86%        0.82%       0.75%
   Expenses after custodian
      fee reduction(4)                 0.77%             0.80%              0.83%        0.80%       0.73%
   Net investment income               4.55%             4.76%              4.95%        5.23%       4.89%
Portfolio Turnover of the
   Portfolio                             19%               22%                14%          20%         18%
----------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.75% to 4.76%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                         CONNECTICUT FUND -- CLASS B
                                  --------------------------------------------------------------------------
                                                             YEAR ENDED JULY 31,
                                  --------------------------------------------------------------------------
                                    2003(1)          2002(1)(2)          2001(1)        2000         1999
------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $ 10.700           $ 10.700          $ 10.090      $ 10.400     $ 10.640
------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------
Net investment income              $  0.411           $  0.429          $  0.440      $  0.439     $  0.440
Net realized and unrealized
   gain (loss)                       (0.194)             0.004             0.598        (0.321)      (0.243)
------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS       $  0.217           $  0.433          $  1.038      $  0.118     $  0.197
------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------
From net investment income         $ (0.427)          $ (0.433)         $ (0.428)     $ (0.428)    $ (0.437)
------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                $ (0.427)          $ (0.433)         $ (0.428)     $ (0.428)    $ (0.437)
------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $ 10.490           $ 10.700          $ 10.700      $ 10.090     $ 10.400
------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                        1.99%              4.13%            10.48%         1.31%        1.84%
------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $122,822           $128,349          $126,304      $123,978     $149,024
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         1.52%              1.57%             1.60%         1.60%        1.56%
   Expenses after custodian
      fee reduction(4)                 1.52%              1.55%             1.57%         1.58%        1.54%
   Net investment income               3.82%              4.03%             4.24%         4.46%        4.11%
Portfolio Turnover of the
   Portfolio                             19%                22%               14%           20%          18%
------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.02% to 4.03%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                             MICHIGAN FUND -- CLASS A
                                  ------------------------------------------------------------------------------
                                                               YEAR ENDED JULY 31,
                                  ------------------------------------------------------------------------------
                                    2003(1)          2002(1)(2)          2001(1)        2000(1)        1999(1)
----------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 9.590           $ 9.570            $ 9.040        $ 9.430        $ 9.820
----------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------
Net investment income               $ 0.476           $ 0.486            $ 0.479        $ 0.480        $ 0.471
Net realized and unrealized
   gain (loss)                       (0.190)            0.010              0.526         (0.356)        (0.385)
----------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS        $ 0.286           $ 0.496            $ 1.005        $ 0.124        $ 0.086
----------------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------------
From net investment income          $(0.476)          $(0.476)           $(0.475)       $(0.471)       $(0.461)
From net realized gain                   --                --                 --         (0.043)        (0.015)
----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.476)          $(0.476)           $(0.475)       $(0.514)       $(0.476)
----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $ 9.400           $ 9.590            $ 9.570        $ 9.040        $ 9.430
----------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                        2.96%             5.34%             11.37%          1.55%          0.81%
----------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $ 4,079           $ 3,308            $ 2,838        $ 2,701        $ 1,737
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         0.79%             0.80%              0.86%          0.81%          0.80%
   Expenses after custodian
      fee reduction(4)                 0.78%             0.80%              0.85%          0.81%          0.79%
   Net investment income               4.92%             5.11%              5.12%          5.40%          4.81%
Portfolio Turnover of the
   Portfolio                             12%                7%                 8%            30%            31%
----------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001, and increase the ratio of net investment income to average net assets from 5.10% to 5.11%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                             MICHIGAN FUND -- CLASS B
                                  ------------------------------------------------------------------------------
                                                               YEAR ENDED JULY 31,
                                  ------------------------------------------------------------------------------
                                    2003(1)          2002(1)(2)          2001(1)        2000(1)        1999(1)
----------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $10.710           $10.690            $10.090        $10.520       $ 10.950
----------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------
Net investment income               $ 0.453           $ 0.461            $ 0.457        $ 0.459       $  0.440
Net realized and unrealized
   gain (loss)                       (0.213)            0.009              0.592         (0.401)        (0.420)
----------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS        $ 0.240           $ 0.470            $ 1.049        $ 0.058       $  0.020
----------------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------------
From net investment income          $(0.450)          $(0.450)           $(0.449)       $(0.445)      $ (0.435)
From net realized gain                   --                --                 --         (0.043)        (0.015)
----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.450)          $(0.450)           $(0.449)       $(0.488)      $ (0.450)
----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $10.500           $10.710            $10.690        $10.090       $ 10.520
----------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                        2.19%             4.50%             10.59%          0.75%          0.11%
----------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $66,608           $73,107            $77,957        $82,580       $107,357
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         1.54%             1.55%              1.60%          1.60%          1.58%
   Expenses after custodian
      fee reduction(4)                 1.53%             1.55%              1.59%          1.60%          1.57%
   Net investment income               4.20%             4.34%              4.38%          4.61%          4.03%
Portfolio Turnover of the
   Portfolio                             12%                7%                 8%            30%            31%
----------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001, and increase the ratio of net investment income to average net assets from 4.33% to 4.34%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                         MINNESOTA FUND -- CLASS A
                                  ------------------------------------------------------------------------
                                                            YEAR ENDED JULY 31,
                                  ------------------------------------------------------------------------
                                    2003(1)          2002(1)(2)          2001        2000        1999(1)
----------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 9.310           $ 9.410          $ 9.070     $ 9.460       $ 9.820
----------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------
Net investment income               $ 0.449           $ 0.504          $ 0.488     $ 0.491       $ 0.490
Net realized and unrealized
   gain (loss)                       (0.185)           (0.118)           0.336      (0.395)       (0.351)
----------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS        $ 0.264           $ 0.386          $ 0.824     $ 0.096       $ 0.139
----------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------
From net investment income          $(0.484)          $(0.486)         $(0.484)    $(0.486)      $(0.499)
----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.484)          $(0.486)         $(0.484)    $(0.486)      $(0.499)
----------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $ 9.090           $ 9.310          $ 9.410     $ 9.070       $ 9.460
----------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                        2.86%             4.22%            9.29%       1.21%         1.34%
----------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $ 8,956           $ 7,370          $ 5,364     $ 5,079       $ 4,822
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         0.78%             0.77%            0.87%       0.79%         0.73%
   Expenses after custodian
      fee reduction(4)                 0.76%             0.75%            0.82%       0.77%         0.71%
   Net investment income               4.83%             5.41%            5.26%       5.48%         4.97%
Portfolio Turnover of the
   Portfolio                             15%               26%              17%         12%           19%
----------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002, and increase the ratio of net investment income to average net assets from 5.39% to 5.41%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                         MINNESOTA FUND -- CLASS B
                                  ------------------------------------------------------------------------
                                                            YEAR ENDED JULY 31,
                                  ------------------------------------------------------------------------
                                    2003(1)          2002(1)(2)          2001        2000        1999(1)
----------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $10.030           $10.130          $ 9.770     $10.170       $10.540
----------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------
Net investment income               $ 0.411           $ 0.470          $ 0.451     $ 0.453       $ 0.446
Net realized and unrealized
   gain (loss)                       (0.204)           (0.121)           0.352      (0.418)       (0.369)
----------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS        $ 0.207           $ 0.349          $ 0.803     $ 0.035       $ 0.077
----------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------
From net investment income          $(0.447)          $(0.449)         $(0.443)    $(0.435)      $(0.447)
----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.447)          $(0.449)         $(0.443)    $(0.435)      $(0.447)
----------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $ 9.790           $10.030          $10.130     $ 9.770       $10.170
----------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                        2.07%             3.52%            8.36%       0.52%         0.65%
----------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $41,279           $44,110          $43,819     $43,660       $55,355
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         1.53%             1.52%            1.62%       1.55%         1.55%
   Expenses after custodian
      fee reduction(4)                 1.51%             1.50%            1.57%       1.53%         1.53%
   Net investment income               4.11%             4.68%            4.52%       4.74%         4.21%
Portfolio Turnover of the
   Portfolio                             15%               26%              17%         12%           19%
----------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002, and increase the ratio of net investment income to average net assets from 4.66% to 4.68%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                            NEW JERSEY FUND -- CLASS A
                                  ------------------------------------------------------------------------------
                                                               YEAR ENDED JULY 31,
                                  ------------------------------------------------------------------------------
                                    2003(1)          2002(1)(2)          2001(1)        2000(1)        1999(1)
----------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $10.320           $10.340            $ 9.760        $10.190        $10.590
----------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------
Net investment income               $ 0.527           $ 0.558            $ 0.542        $ 0.543        $ 0.548
Net realized and unrealized
   gain (loss)                       (0.248)           (0.043)             0.572         (0.430)        (0.394)
----------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS        $ 0.279           $ 0.515            $ 1.114        $ 0.113        $ 0.154
----------------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------------
From net investment income          $(0.529)          $(0.535)           $(0.534)       $(0.543)       $(0.554)
----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.529)          $(0.535)           $(0.534)       $(0.543)       $(0.554)
----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $10.070           $10.320            $10.340        $ 9.760        $10.190
----------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                        2.67%             5.16%             11.71%          1.34%          1.39%
----------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $31,548           $27,736            $19,212        $14,690        $18,897
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         0.82%             0.83%              0.88%          0.83%          0.73%
   Expenses after custodian
      fee reduction(4)                 0.82%             0.83%              0.87%          0.83%          0.72%
   Net investment income               5.07%             5.46%              5.39%          5.64%          5.14%
Portfolio Turnover of the
   Portfolio                             15%               26%                20%            26%            32%
----------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets from 5.45% to 5.46%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                            NEW JERSEY FUND -- CLASS B
                                  ------------------------------------------------------------------------------
                                                               YEAR ENDED JULY 31,
                                  ------------------------------------------------------------------------------
                                    2003(1)          2002(1)(2)          2001(1)        2000(1)        1999(1)
----------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $ 10.780           $ 10.790          $ 10.180       $ 10.610       $ 11.020
----------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------
Net investment income              $  0.470           $  0.504          $  0.494       $  0.489       $  0.481
Net realized and unrealized
   gain (loss)                       (0.271)            (0.039)            0.590         (0.443)        (0.409)
----------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS       $  0.199           $  0.465          $  1.084       $  0.046       $  0.072
----------------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------------
From net investment income         $ (0.469)          $ (0.475)         $ (0.474)      $ (0.476)      $ (0.482)
----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                $ (0.469)          $ (0.475)         $ (0.474)      $ (0.476)      $ (0.482)
----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $ 10.510           $ 10.780          $ 10.790       $ 10.180       $ 10.610
----------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                        1.80%              4.43%            10.88%          0.63%          0.59%
----------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $228,575           $239,669          $238,445       $233,230       $289,219
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         1.57%              1.58%             1.63%          1.60%          1.57%
   Expenses after custodian
      fee reduction(4)                 1.57%              1.58%             1.62%          1.60%          1.56%
   Net investment income               4.33%              4.72%             4.71%          4.88%          4.37%
Portfolio Turnover of the
   Portfolio                             15%                26%               20%            26%            32%
----------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets from 4.71% to 4.72%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                           PENNSYLVANIA FUND -- CLASS A
                                  ------------------------------------------------------------------------------
                                                               YEAR ENDED JULY 31,
                                  ------------------------------------------------------------------------------
                                    2003(1)          2002(1)(2)          2001(1)        2000(1)        1999(1)
----------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 9.870           $ 9.870            $ 9.480       $ 9.990         $10.400
----------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------
Net investment income               $ 0.525           $ 0.565            $ 0.548       $ 0.534         $ 0.546
Net realized and unrealized
   gain (loss)                       (0.171)           (0.021)             0.381        (0.492)         (0.393)
----------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS        $ 0.354           $ 0.544            $ 0.929       $ 0.042         $ 0.153
----------------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------------
From net investment income          $(0.544)          $(0.544)           $(0.539)      $(0.552)        $(0.563)
----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.544)          $(0.544)           $(0.539)      $(0.552)        $(0.563)
----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $ 9.680           $ 9.870            $ 9.870       $ 9.480         $ 9.990
----------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                        3.60%             5.66%             10.05%        0.58%            1.42%
----------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $17,109           $14,896            $11,411       $ 9,302         $10,652
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         0.83%             0.87%              0.89%        0.90%            0.75%
   Expenses after custodian
      fee reduction(4)                 0.83%             0.85%              0.85%        0.90%            0.71%
   Net investment income               5.29%             5.74%              5.65%        5.63%            5.29%
Portfolio Turnover of the
   Portfolio                             23%               15%                15%          18%              27%
----------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                           PENNSYLVANIA FUND -- CLASS B
                                  ------------------------------------------------------------------------------
                                                               YEAR ENDED JULY 31,
                                  ------------------------------------------------------------------------------
                                    2003(1)          2002(1)(2)          2001(1)        2000(1)        1999(1)
----------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $ 10.210           $ 10.210          $  9.800       $ 10.310       $ 10.730
----------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------
Net investment income              $  0.469           $  0.510          $  0.492       $  0.477       $  0.477
Net realized and unrealized
   gain (loss)                       (0.182)            (0.026)            0.392         (0.508)        (0.404)
----------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $  0.287           $  0.484          $  0.884       $ (0.031)      $  0.073
----------------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------------
From net investment income         $ (0.487)          $ (0.484)         $ (0.474)      $ (0.479)      $ (0.493)
----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                $ (0.487)          $ (0.484)         $ (0.474)      $ (0.479)      $ (0.493)
----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $ 10.010           $ 10.210          $ 10.210       $  9.800       $ 10.310
----------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                        2.81%              4.83%             9.21%         (0.15)%         0.64%
----------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $204,087           $211,865          $218,068       $227,779       $303,150
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         1.58%              1.62%             1.65%          1.66%          1.58%
   Expenses after custodian
      fee reduction(4)                 1.58%              1.60%             1.61%          1.66%          1.54%
   Net investment income               4.57%              5.00%             4.90%          4.86%          4.47%
Portfolio Turnover of the
   Portfolio                             23%                15%               15%            18%            27%
----------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2003

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Municipals Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of twenty-eight Funds, seven of which, each diversified, are included in these financial statements. They include Eaton Vance Arizona Municipals Fund (Arizona Fund), Eaton Vance Colorado Municipals Fund (Colorado Fund), Eaton Vance Connecticut Municipals Fund (Connecticut Fund), Eaton Vance Michigan Municipals Fund (Michigan
   Fund), Eaton Vance Minnesota Municipals Fund (Minnesota Fund), Eaton Vance New Jersey Municipals Fund (New Jersey Fund) and Eaton Vance Pennsylvania Municipals Fund (Pennsylvania Fund). The Funds offer two classes of shares:
   Class A and Class B. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see
   Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a Portfolio), a New York Trust, having the same investment objective as its corresponding Fund. The Arizona Fund invests its assets in the Arizona Municipals Portfolio, the Colorado Fund invests its assets in the Colorado Municipals Portfolio, the Connecticut Fund invests its assets in the Connecticut Municipals Portfolio, the Michigan Fund invests its assets in the Michigan Municipals Portfolio, the Minnesota Fund invests its assets in the Minnesota Municipals Portfolio, the New Jersey Fund invests its assets in the New Jersey Municipals Portfolio and the Pennsylvania Fund invests its assets in the Pennsylvania Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (approximately 99.9% at July 31, 2003 for each Fund). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

 C Federal Taxes -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At July 31, 2003, the following Funds, for federal income tax purposes, had capital loss carryovers, which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

    FUND                                      AMOUNT      EXPIRES
    -------------------------------------------------------------------
    Arizona                                   $  536,449  July 31, 2010
                                                 589,819  July 31, 2009
                                                 177,375  July 31, 2008
                                                 281,246  July 31, 2004
    Colorado                                     146,689  July 31, 2010
                                                 145,382  July 31, 2009
                                                 544,424  July 31, 2004
    Connecticut                                  214,600  July 31, 2010
                                                 242,814  July 31, 2009
                                                  91,011  July 31, 2005
                                               3,075,216  July 31, 2004
    Michigan                                     681,535  July 31, 2011
                                                 226,944  July 31, 2010
                                               1,413,569  July 31, 2008

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

    FUND                                      AMOUNT      EXPIRES
    -------------------------------------------------------------------
    Minnesota                                 $  214,916  July 31, 2010
                                                 128,212  July 31, 2009
                                                 340,808  July 31, 2008
                                                 329,867  July 31, 2005
                                               2,795,903  July 31, 2004
    New Jersey                                   941,924  July 31, 2011
                                               1,190,382  July 31, 2009
                                                  23,676  July 31, 2005
                                               4,843,800  July 31, 2004
    Pennsylvania                               7,701,119  July 31, 2011
                                               1,301,218  July 31, 2010
                                                 933,369  July 31, 2009
                                               1,809,455  July 31, 2005
                                               7,461,554  July 31, 2004

   Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay tax-exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

   Additionally, at July 31, 2003, Michigan Fund and New Jersey Fund had net capital losses of $578,222 and $609,607, respectively, attributable to security transactions incurred after October 31, 2002. These are treated as arising on the first day of each Fund's taxable year ending July 31, 2004.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds or the Portfolios maintain with IBT. All significant credit balances used to reduce the Funds' custodian fees are reported as a reduction of total expenses on the Statement of Operations.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Expenses -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

 G Other -- Investment transactions are accounted for on a trade-date basis.

2 Distributions to Shareholders
-------------------------------------------
   The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

                                                    ARIZONA FUND
                                              ------------------------
                                                YEAR ENDED JULY 31,
                                              ------------------------
    CLASS A                                      2003         2002
    ------------------------------------------------------------------
    Sales                                        378,487      311,944
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  17,130        7,158
    Redemptions                                 (189,343)    (123,863)
    ------------------------------------------------------------------
    NET INCREASE                                 206,274      195,239
    ------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

                                                    ARIZONA FUND
                                              ------------------------
                                                YEAR ENDED JULY 31,
                                              ------------------------
    CLASS B                                      2003         2002
    ------------------------------------------------------------------
    Sales                                        437,109      548,913
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  86,163       90,610
    Redemptions                                 (759,609)    (973,003)
    ------------------------------------------------------------------
    NET DECREASE                                (236,337)    (333,480)
    ------------------------------------------------------------------

                                                   COLORADO FUND
                                              ------------------------
                                                YEAR ENDED JULY 31,
                                              ------------------------
    CLASS A                                      2003         2002
    ------------------------------------------------------------------
    Sales                                        364,592      467,977
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  18,660       10,858
    Redemptions                                 (120,102)    (101,095)
    ------------------------------------------------------------------
    NET INCREASE                                 263,150      377,740
    ------------------------------------------------------------------

                                                   COLORADO FUND
                                              ------------------------
                                                YEAR ENDED JULY 31,
                                              ------------------------
    CLASS B                                      2003         2002
    ------------------------------------------------------------------
    Sales                                        168,406      698,833
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  55,914       53,292
    Redemptions                                 (334,094)    (523,870)
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                     (109,774)     228,255
    ------------------------------------------------------------------

                                                  CONNECTICUT FUND
                                              ------------------------
                                                YEAR ENDED JULY 31,
                                              ------------------------
    CLASS A                                      2003         2002
    ------------------------------------------------------------------
    Sales                                        705,436    1,092,362
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  60,375       38,575
    Redemptions                                 (461,706)    (230,156)
    ------------------------------------------------------------------
    NET INCREASE                                 304,105      900,781
    ------------------------------------------------------------------

                                                  CONNECTICUT FUND
                                              ------------------------
                                                YEAR ENDED JULY 31,
                                              ------------------------
    CLASS B                                      2003         2002
    ------------------------------------------------------------------
    Sales                                        831,576    1,125,561
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 228,550      226,233
    Redemptions                               (1,350,375)  (1,160,655)
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                     (290,249)     191,139
    ------------------------------------------------------------------

                                                   MICHIGAN FUND
                                              ------------------------
                                                YEAR ENDED JULY 31,
                                              ------------------------
    CLASS A                                      2003         2002
    ------------------------------------------------------------------
    Sales                                        150,521      307,766
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   7,429        8,903
    Redemptions                                  (69,100)    (268,405)
    ------------------------------------------------------------------
    NET INCREASE                                  88,850       48,264
    ------------------------------------------------------------------

                                                   MICHIGAN FUND
                                              ------------------------
                                                YEAR ENDED JULY 31,
                                              ------------------------
    CLASS B                                      2003         2002
    ------------------------------------------------------------------
    Sales                                        323,147      304,989
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 136,993      140,173
    Redemptions                                 (941,435)    (916,363)
    ------------------------------------------------------------------
    NET DECREASE                                (481,295)    (471,201)
    ------------------------------------------------------------------

                                                   MINNESOTA FUND
                                              ------------------------
                                                YEAR ENDED JULY 31,
                                              ------------------------
    CLASS A                                      2003         2002
    ------------------------------------------------------------------
    Sales                                        315,627      339,744
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  27,434       14,676
    Redemptions                                 (149,378)    (132,970)
    ------------------------------------------------------------------
    NET INCREASE                                 193,683      221,450
    ------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

                                                   MINNESOTA FUND
                                              ------------------------
                                                YEAR ENDED JULY 31,
                                              ------------------------
    CLASS B                                      2003         2002
    ------------------------------------------------------------------
    Sales                                        415,077      428,161
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 107,917      103,498
    Redemptions                                 (704,543)    (456,757)
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                     (181,549)      74,902
    ------------------------------------------------------------------

                                                  NEW JERSEY FUND
                                              ------------------------
                                                YEAR ENDED JULY 31,
                                              ------------------------
    CLASS A                                      2003         2002
    ------------------------------------------------------------------
    Sales                                        945,861    1,004,326
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  59,254       36,180
    Redemptions                                 (558,568)    (211,555)
    ------------------------------------------------------------------
    NET INCREASE                                 446,547      828,951
    ------------------------------------------------------------------

                                                  NEW JERSEY FUND
                                              ------------------------
                                                YEAR ENDED JULY 31,
                                              ------------------------
    CLASS B                                      2003         2002
    ------------------------------------------------------------------
    Sales                                      1,507,451    1,886,849
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 460,248      461,843
    Redemptions                               (2,463,631)  (2,205,294)
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                     (495,932)     143,398
    ------------------------------------------------------------------

                                                 PENNSYLVANIA FUND
                                              ------------------------
                                                YEAR ENDED JULY 31,
                                              ------------------------
    CLASS A                                      2003         2002
    ------------------------------------------------------------------
    Sales                                        588,911      548,535
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  42,066       38,523
    Redemptions                                 (371,922)    (234,435)
    ------------------------------------------------------------------
    NET INCREASE                                 259,055      352,623
    ------------------------------------------------------------------

                                                 PENNSYLVANIA FUND
                                              ------------------------
                                                YEAR ENDED JULY 31,
                                              ------------------------
    CLASS B                                      2003         2002
    ------------------------------------------------------------------
    Sales                                      1,393,405    1,446,114
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 415,382      402,393
    Redemptions                               (2,165,938)  (2,466,330)
    ------------------------------------------------------------------
    NET DECREASE                                (357,151)    (617,823)
    ------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. Each of the Portfolios has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. Certain of the officers and Trustees of the Funds and of the Portfolios are officers of the above organizations. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the year ended July 31, 2003, EVM earned $3,029, $1,849, $6,599, $4,363, $2,961,
   $13,561, and $14,182 in sub-transfer agent fees from Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund, and Pennsylvania Fund, respectively. The Funds were informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $7,045, $3,480, $12,581, $1,792, $5,611, $15,677 and
   $11,921 as its portion of the sales charge on sales of Class A shares from the Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund, and Pennsylvania Fund, respectively, for the year ended July 31, 2003.

   Except as to Trustees of the Funds and Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of the investment adviser fee earned by BMR.

5 Distribution and Service Plans
-------------------------------------------
   Each Fund has in effect a distribution plan for Class B (Class B Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A (Class A Plan) (collectively, the Plans). The Class B Plan requires the Fund to pay the principal underwriter, EVD, amounts equal to 1/365 of 0.75% of each Fund's daily net assets attributable to Class B shares, for providing ongoing distribution services and facilities to the respective Fund. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for Class B shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Fund's Class B shares and, accordingly, reduces each Fund's net assets. For the year ended July 31, 2003, the Class B shares of the Arizona

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

   Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund paid or accrued $469,751, $223,983, $965,517, $535,265, $322,493, $1,796,328 and $1,584,086, respectively, to
   EVD, representing 0.75% of each Fund's Class B average daily net assets. At July 31, 2003, the amount of Uncovered Distribution Charges of EVD calculated under the Class B Plans for Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund were approximately $1,346,000, $1,142,000, $2,153,000, $478,000, $961,000,
   $2,323,000 and $2,813,000, respectively.

   The Plans authorize each Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.20% of each Fund's average daily net assets attributable to Class A and Class B shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. For the year ended
   July 31, 2003, Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund paid or accrued service fees to or payable to EVD in the amount of $17,172, $15,059, $48,663, $7,548, $16,475, $60,440 and $32,190, respectively, for Class A shares, and $125,267,
   $59,729, $257,471, $142,737, $85,998, $479,021 and $422,423, respectively, for Class B shares.

   Certain officers and Trustees of the Funds are officers or directors of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on Class B shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to each Fund. EVD received approximately $54,000, $27,000, $71,000, $26,000, $41,000, $192,000
   and $87,000 of CDSC paid by Class B shareholders of Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund, respectively, for the year ended July 31, 2003.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in each Fund's investment in its corresponding Portfolio for the year ended July 31, 2003 were as follows:

    ARIZONA FUND
    -----------------------------------------------------
    Increases                                 $ 8,544,425
    Decreases                                  12,746,995

    COLORADO FUND
    -----------------------------------------------------
    Increases                                 $ 5,459,235
    Decreases                                   5,946,277

    CONNECTICUT FUND
    -----------------------------------------------------
    Increases                                 $16,650,520
    Decreases                                  24,135,741

    MICHIGAN FUND
    -----------------------------------------------------
    Increases                                 $ 5,031,989
    Decreases                                  13,125,967

    MINNESOTA FUND
    -----------------------------------------------------
    Increases                                 $ 7,065,967
    Decreases                                   9,872,835

    NEW JERSEY FUND
    -----------------------------------------------------
    Increases                                 $26,429,810
    Decreases                                  41,003,267

    PENNSYLVANIA FUND
    -----------------------------------------------------
    Increases                                 $20,423,743
    Decreases                                  34,240,997

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

8 Shareholder Meeting (Unaudited)
--------------------------------------------------------------------------------
   The Funds held a Special Meeting of Shareholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                        JESSICA M.    DONALD R.    JAMES B.     SAMUEL L.   WILLIAM H.    NORTON H.     LYNN A.
    FUND                                BIBLIOWICZ     DWIGHT       HAWKES     HAYES, III      PARK        REAMER        STOUT
    -----------------------------------------------------------------------------------------------------------------------------
    Arizona Fund
       Affirmative                        5,641,765    5,667,553    5,669,899    5,671,393    5,669,899    5,663,133    5,641,765
       Withhold                              98,842       73,054       70,708       69,214       70,708       77,474       98,842
    Colorado Fund
       Affirmative                        2,451,249    2,453,980    2,453,980    2,453,980    2,453,980    2,453,980    2,452,127
       Withhold                             121,291      118,560      118,560      118,560      118,560      118,560      120,413
    Connecticut Fund
       Affirmative                       10,372,477   10,373,091   10,376,788   10,375,601   10,376,788   10,366,635   10,358,069
       Withhold                             175,740      175,126      171,429      172,616      171,429      181,582      190,148
    Michigan Fund
       Affirmative                        5,225,725    5,227,343    5,229,694    5,226,237    5,227,293    5,229,694    5,220,972
       Withhold                              97,178       95,560       93,209       96,666       95,610       93,209      101,931
    Minnesota Fund
       Affirmative                        4,592,654    4,590,211    4,591,953    4,590,211    4,590,211    4,590,211    4,592,654
       Withhold                              80,754       83,197       81,455       83,197       83,197       83,197       80,754
    New Jersey Fund
       Affirmative                       19,482,550   19,513,641   19,527,417   19,516,878   19,527,417   19,516,407   19,522,977
       Withhold                             275,431      244,339      230,563      241,102      230,563      241,573      235,003
    Pennsylvania Fund
       Affirmative                       17,492,322   17,519,004   17,529,574   17,492,847   17,536,742   17,519,385   17,495,612
       Withhold                             209,472      182,790      172,221      208,948      165,053      182,410      206,182

   Each nominee was also elected a Trustee of its corresponding Portfolio. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Trust.

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2003

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE MUNICIPALS TRUST:
---------------------------------------------

We have audited the accompanying statements of assets and liabilities of Eaton Vance Arizona Municipals Fund, Eaton Vance Colorado Municipals Fund, Eaton Vance Connecticut Municipals Fund, Eaton Vance Michigan Municipals Fund, Eaton Vance Minnesota Municipals Fund, Eaton Vance New Jersey Municipals Fund and Eaton Vance Pennsylvania Municipals Fund (the Funds) (certain of the series of Eaton Vance Municipals Trust) (the Trust) as of July 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for the years ended July 31, 2003 and 2002 and financial highlights for each of the years in the five year period ended July 31, 2003. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned Funds of Eaton Vance Municipals Trust at July 31, 2003, the results of their operations, the changes in their net assets and their financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
September 5, 2003

ARIZONA MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 95.6%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 2.2%
------------------------------------------------------------------------
     $1,000        Arizona School Facility Board, (State
                   School Improvements), 5.00%, 7/1/19       $ 1,019,600
        500        Glendale, IDA, (Midwestern University),
                   5.75%, 5/15/21                                516,485
------------------------------------------------------------------------
                                                             $ 1,536,085
------------------------------------------------------------------------
Electric Utilities -- 6.0%
------------------------------------------------------------------------
     $  700        Pima County, IDA, (Tucson Electric Power
                   Co.), 6.00%, 9/1/29                       $   631,603
        700        Salt River, Agricultural Improvements
                   and Power District, 4.75%, 1/1/32             656,929
      1,500        Salt River, Agriculture Improvements and
                   Power District, 5.00%, 1/1/31               1,476,825
      1,000        Salt River, Agriculture Improvements and
                   Power District, 5.00%, 1/1/23                 995,650
        347        Salt River, Agriculture Improvements and
                   Power District, Variable Rate,
                   1/1/25(1)(2)                                  338,884
------------------------------------------------------------------------
                                                             $ 4,099,891
------------------------------------------------------------------------
Escrowed / Prerefunded -- 15.3%
------------------------------------------------------------------------
     $1,000        Glendale, IDA, (Thunderbird-American
                   Graduate School), Prerefunded to 7/1/05,
                   7.125%, 7/1/20                            $ 1,117,310
      1,250        Maricopa County, IDA, (Place Five and
                   The Greenery), Escrowed to Maturity,
                   8.625%, 1/1/27                              1,556,487
      7,500        Maricopa County, Single Family, Escrowed
                   to Maturity, 0.00%, 2/1/16                  4,075,125
      6,500        Phoenix, IDA, Single Family, Escrowed to
                   Maturity, 0.00%, 12/1/14                    3,809,715
------------------------------------------------------------------------
                                                             $10,558,637
------------------------------------------------------------------------
General Obligations -- 3.1%
------------------------------------------------------------------------
     $1,125        Puerto Rico, 0.00%, 7/1/18                $   517,815
      1,500        Tucson, 5.375%, 7/1/21                      1,605,615
------------------------------------------------------------------------
                                                             $ 2,123,430
------------------------------------------------------------------------
Health Care-Miscellaneous -- 1.9%
------------------------------------------------------------------------
     $  900        Coconino County, IDA, Health Care
                   Institution, (Guidance Center, Inc.),
                   5.80%, 6/1/11                             $   825,453
        500        Yavapai County, IDA, Health Care
                   Institution, (West Yavapai Guidance),
                   6.625%, 8/15/24                               451,605
------------------------------------------------------------------------
                                                             $ 1,277,058
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Hospital -- 4.1%
------------------------------------------------------------------------
     $  750        Arizona Health Facilities Authority,
                   (John C. Lincoln Health Network),
                   5.75%, 12/1/32                            $   692,715
      1,059        Arizona Health Facilities Authority,
                   (Phoenix Memorial Hospital),
                   8.125%, 6/1/12(3)                             227,657
      1,171        Arizona Health Facilities Authority,
                   (Phoenix Memorial Hospital),
                   8.20%, 6/1/21(3)                              251,833
      1,000        Scottsdale, IDA, (Scottsdale
                   Healthcare), 5.70%, 12/1/21                 1,010,000
      1,000        Winslow, IDA, (Winslow Memorial
                   Hospital), 5.50%, 6/1/22                      668,960
------------------------------------------------------------------------
                                                             $ 2,851,165
------------------------------------------------------------------------
Housing -- 4.1%
------------------------------------------------------------------------
     $1,000        Maricopa County, IDA, (Laguna Point
                   Apartments), 6.75%, 7/1/19                $ 1,019,860
        850        Maricopa County, IDA, (National Health
                   Facilities II), 6.375%, 1/1/19                773,508
      1,000        Phoenix, IDA, (Woodstone and Silver
                   Springs Apartments), (Asset Guaranty),
                   6.25%, 4/1/23                               1,013,680
------------------------------------------------------------------------
                                                             $ 2,807,048
------------------------------------------------------------------------
Industrial Development Revenue -- 2.0%
------------------------------------------------------------------------
     $1,000        Casa Grande, (Frito Lay, Inc.),
                   6.60%, 12/1/10                            $ 1,036,450
        650        Phoenix Airport Authority, (America West
                   Airlines, Inc.), (AMT), 6.25%, 6/1/19         370,305
------------------------------------------------------------------------
                                                             $ 1,406,755
------------------------------------------------------------------------
Insured-Electric Utilities -- 4.9%
------------------------------------------------------------------------
     $1,005        Pima County, IDA, (Tucson Electric Power
                   Co.), (FSA), 7.25%, 7/15/10               $ 1,063,943
        670        Puerto Rico Electric Power Authority,
                   (MBIA), Variable Rate, 7/1/29(2)(4)           695,875
        400        Puerto Rico Electric Power Authority,
                   (MBIA), Variable Rate, 7/1/16(2)(4)           532,092
      1,000        Puerto Rico Electric Power Authority,
                   (XLCA), 5.375%, 7/1/18                      1,081,260
------------------------------------------------------------------------
                                                             $ 3,373,170
------------------------------------------------------------------------
Insured-Escrowed / Prerefunded -- 1.8%
------------------------------------------------------------------------
     $1,000        Maricopa County, IDA, (Samaritan Health
                   Services), (MBIA), Escrowed to Maturity,
                   7.00%, 12/1/16                            $ 1,236,570
------------------------------------------------------------------------
                                                             $ 1,236,570
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ARIZONA MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-General Obligations -- 3.0%
------------------------------------------------------------------------
     $1,000        Puerto Rico General Obligation, (FGIC),
                   5.00%, 7/1/32                             $ 1,003,890
        500        Puerto Rico General Obligation, (FSA),
                   5.125%, 7/1/30                                505,880
        500        Puerto Rico General Obligation, (FSA),
                   Variable Rate, 7/1/27(2)(4)                   527,150
------------------------------------------------------------------------
                                                             $ 2,036,920
------------------------------------------------------------------------
Insured-Hospital -- 14.6%
------------------------------------------------------------------------
     $1,195        Arizona Health Facilities Authority,
                   (Arizona Healthcare Systems), (FGIC),
                   5.50%, 6/1/15                             $ 1,307,653
      1,000        Arizona Health Facilities Authority,
                   (Northern Arizona Healthcare System),
                   (AMBAC), 4.75%, 10/1/30                       930,040
      2,000        Maricopa County, IDA, (Mayo Clinic
                   Hospital), (AMBAC), 5.25%, 11/15/37(5)      1,953,520
      1,000        Mesa IDA, (Discovery Health System),
                   (MBIA), 5.625%, 1/1/29                      1,022,740
      1,000        Pima County, IDA, (Carondelet Health
                   Care Corp.), (MBIA), 5.25%, 7/1/12          1,081,250
      1,000        Pima County, IDA, (Carondolet Health
                   Care Corp.), (MBIA), 5.25%, 7/1/11          1,085,490
      1,500        Scottsdale, IDA, (Scottsdale Memorial
                   Hospital), (AMBAC), 6.125%, 9/1/17          1,670,280
      1,000        Yuma, IDA, (Yuma Regional Medical
                   Center), (FSA), 5.00%, 8/1/31                 968,530
------------------------------------------------------------------------
                                                             $10,019,503
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 0.5%
------------------------------------------------------------------------
     $  290        Puerto Rico Public Finance Corp.,
                   (AMBAC), Variable Rate, 12/1/19(2)(4)     $   320,517
------------------------------------------------------------------------
                                                             $   320,517
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 4.9%
------------------------------------------------------------------------
     $1,000        Arizona Tourism and Sports Authority,
                   (Multipurpose Stadium Facility), (MBIA),
                   5.00%, 7/1/25                             $   987,500
      1,400        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(4)                                   1,413,552
      1,000        Puerto Rico Public Finance Corp.,
                   (AMBAC), Variable Rate, 6/1/26(1)(2)        1,007,390
------------------------------------------------------------------------
                                                             $ 3,408,442
------------------------------------------------------------------------
Insured-Transportation -- 9.9%
------------------------------------------------------------------------
     $3,000        Phoenix Civic Improvements Corp.,
                   Airport Revenue, (FGIC), (AMT),
                   5.25%, 7/1/27                             $ 2,981,670
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Transportation (continued)
------------------------------------------------------------------------
     $  500        Puerto Rico Highway and Transportation
                   Authority, (CIFG), 5.00%, 7/1/23          $   504,850
      1,650        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 5.50%, 7/1/36            1,772,348
      1,500        Tucson Street and Highway Revenue,
                   (FGIC), 5.00%, 7/1/18                       1,528,920
------------------------------------------------------------------------
                                                             $ 6,787,788
------------------------------------------------------------------------
Insured-Water and Sewer -- 3.2%
------------------------------------------------------------------------
     $1,205        Peoria, Water and Sewer, (FGIC),
                   5.00%, 7/1/18                             $ 1,228,425
      1,000        Phoenix Civic Improvements Corp., Water
                   System Revenue, (FGIC), 5.00%, 7/1/22         999,350
------------------------------------------------------------------------
                                                             $ 2,227,775
------------------------------------------------------------------------
Pooled Loans -- 8.4%
------------------------------------------------------------------------
     $2,000        Arizona Educational Loan Marketing
                   Corp., (AMT), 6.25%, 6/1/06               $ 2,145,120
      2,000        Arizona Educational Loan Marketing
                   Corp., (AMT), 6.30%, 12/1/08                2,049,240
      1,500        Arizona Student Loan Acquisition
                   Authority, (AMT), 7.625%, 5/1/10            1,562,895
------------------------------------------------------------------------
                                                             $ 5,757,255
------------------------------------------------------------------------
Senior Living / Life Care -- 2.0%
------------------------------------------------------------------------
     $1,800        Arizona Health Facilities Authority,
                   (Care Institute, Inc. - Mesa),
                   7.625%, 1/1/26(6)                         $ 1,366,848
------------------------------------------------------------------------
                                                             $ 1,366,848
------------------------------------------------------------------------
Water and Sewer -- 3.7%
------------------------------------------------------------------------
     $1,000        Central Arizona Water Conservation
                   District, 5.50%, 11/1/09                  $ 1,125,980
      1,500        Phoenix, Civic Improvement Corp.,
                   Wastewater System, 4.75%, 7/1/23            1,435,650
------------------------------------------------------------------------
                                                             $ 2,561,630
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 95.6%
   (identified cost $64,024,616)                             $65,756,487
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 4.4%                       $ 3,014,755
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $68,771,242
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ARIZONA MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 FSA - Financial Security Assurance Inc.

 FGIC - Financial Guaranty Insurance Company

 AMBAC - AMBAC Financial Group, Inc.

 MBIA - Municipal Bond Insurance Association

 XLCA - XL Capital Assurance

 CIFG - CDC IXIS Financial Guaranty North America, Inc.

 The Portfolio invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2003, 44.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.8% to 14.5% of total investments.

 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Non-income producing security.
 (4)  Security has been issued as a leveraged inverse floater bond.
 (5) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (6)  The Portfolio is accruing only partial interest on this security.

                       SEE NOTES TO FINANCIAL STATEMENTS

COLORADO MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 97.8%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 5.4%
------------------------------------------------------------------------
     $1,000        Colorado Educational and Cultural
                   Facilities Authority, (Alexander Dawson
                   School), 5.30%, 2/15/29                   $   992,920
      1,000        Colorado Springs, (Colorado College),
                   5.25%, 6/1/24                               1,013,060
------------------------------------------------------------------------
                                                             $ 2,005,980
------------------------------------------------------------------------
Escrowed / Prerefunded -- 2.9%
------------------------------------------------------------------------
     $3,000        Dawson Ridge, Metropolitan District #1,
                   Escrowed to Maturity, 0.00%, 10/1/22      $ 1,061,760
------------------------------------------------------------------------
                                                             $ 1,061,760
------------------------------------------------------------------------
Hospital -- 11.9%
------------------------------------------------------------------------
     $  350        Aspen Valley, Hospital District,
                   6.80%, 10/15/24                           $   367,493
      1,150        Colorado Health Facilities Authority,
                   (Catholic Health Initiatives),
                   5.25%, 9/1/21                               1,142,651
        750        Colorado Health Facilities Authority,
                   (Parkview Memorial Hospital),
                   6.125%, 9/1/25                                779,385
        500        Colorado Health Facilities Authority,
                   (Portercare Adventist Health),
                   6.50%, 11/15/31                               531,770
        500        Colorado Health Facilities Authority,
                   (Vail Valley Medical Center),
                   5.80%, 1/15/27                                495,995
        400        La Junta, (Arkansas Valley Regional
                   Medical Center), 6.10%, 4/1/24                386,040
        715        University of Colorado Hospital
                   Authority, 5.60%, 11/15/25                    708,200
------------------------------------------------------------------------
                                                             $ 4,411,534
------------------------------------------------------------------------
Housing -- 8.0%
------------------------------------------------------------------------
     $  500        Colorado HFA, Multifamily, (AMT),
                   6.40%, 10/1/27                            $   508,390
         50        Colorado HFA, Single Family,
                   8.00%, 12/1/24                                 50,695
      1,000        Denver, Multifamily, (Bank Lofts),
                   (FHA), (AMT), 6.15%, 12/1/16                1,029,480
        365        Lake Creek, (Affordable Housing Corp.),
                   Multifamily, 6.25%, 12/1/23                   333,296
      1,000        Lakewood, Multifamily, (FHA), (AMT),
                   6.65%, 10/1/25                              1,025,760
------------------------------------------------------------------------
                                                             $ 2,947,621
------------------------------------------------------------------------
Industrial Development Revenue -- 3.3%
------------------------------------------------------------------------
     $  500        Denver Airport Special Facilities,
                   (United Airlines), (AMT),
                   6.875%, 10/1/32                           $   196,250
        750        Puerto Rico Industrial, Medical and
                   Environmental Pollution Control Facility
                   Finance Authority, (American Home
                   Products), 5.10%, 12/1/18                     748,762
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Industrial Development Revenue (continued)
------------------------------------------------------------------------
     $  500        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26           $   270,005
------------------------------------------------------------------------
                                                             $ 1,215,017
------------------------------------------------------------------------
Insured-Education -- 8.6%
------------------------------------------------------------------------
     $  500        Colorado Educational and Cultural
                   Facilities Authority, (Johnson and Wales
                   University), (XLCA), 5.00%, 4/1/28        $   482,520
        760        Colorado Educational and Cultural
                   Facilities Authority, (Student Housing
                   Foundation/University of Colorado),
                   (AMBAC), 5.00%, 7/1/27                        746,236
      1,000        University of Colorado, (FGIC),
                   5.00%, 6/1/27                                 982,030
      1,000        University of Northern Colorado,
                   (AMBAC), 5.00%, 6/1/31                        975,710
------------------------------------------------------------------------
                                                             $ 3,186,496
------------------------------------------------------------------------
Insured-Escrowed / Prerefunded -- 2.2%
------------------------------------------------------------------------
     $  750        Eagle, Garfield and Routt Counties,
                   School District No. RE 50J, (FGIC),
                   Prerefunded to 12/1/04, 6.30%, 12/1/12    $   816,892
------------------------------------------------------------------------
                                                             $   816,892
------------------------------------------------------------------------
Insured-General Obligations -- 10.1%
------------------------------------------------------------------------
     $  500        Arapahoe County, School District #6,
                   (FGIC), 5.00%, 12/1/22                    $   500,150
      1,000        Arapahoe County, Water and Wastewater,
                   Public Improvements District, (MBIA),
                   5.125%, 12/1/32                               999,930
      1,000        Denver, City and County School District
                   #1, (FGIC), 5.00%, 12/1/23                    994,250
      1,000        Pueblo County, School District #70,
                   (FGIC), 5.00%, 12/1/19                      1,040,260
        200        Puerto Rico General Obligation, (FSA),
                   Variable Rate, 7/1/27(1)(2)                   210,860
------------------------------------------------------------------------
                                                             $ 3,745,450
------------------------------------------------------------------------
Insured-Housing -- 2.8%
------------------------------------------------------------------------
     $1,000        Thornton, SCA Realty Multifamily, (FSA),
                   7.10%, 1/1/30                             $ 1,039,600
------------------------------------------------------------------------
                                                             $ 1,039,600
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of
Participation -- 2.6%
------------------------------------------------------------------------
     $  250        Puerto Rico Public Building Authority,
                   (AMBAC), 5.50%, 7/1/21                    $   272,598

                       SEE NOTES TO FINANCIAL STATEMENTS

COLORADO MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Lease Revenue / Certificates of
Participation (continued)
------------------------------------------------------------------------
     $  400        Puerto Rico Public Finance Corp.,
                   (AMBAC), Variable Rate, 12/1/19(1)(2)     $   442,092
        250        Thornton, (AMBAC), 5.375%, 12/1/22            258,888
------------------------------------------------------------------------
                                                             $   973,578
------------------------------------------------------------------------
Insured-Miscellaneous -- 2.6%
------------------------------------------------------------------------
     $1,000        Denver, Convention Center Hotel
                   Authority, (XLCA), 5.00%, 12/1/22         $   981,100
------------------------------------------------------------------------
                                                             $   981,100
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 6.1%
------------------------------------------------------------------------
     $  255        Larimer County, Sales and Use Tax
                   Revenue, (Fairgrounds & Events Center),
                   (MBIA), 5.00%, 12/15/19                   $   259,088
      1,000        Sand Creek, Metropolitan District,
                   (XLCA), 5.00%, 12/1/31                        968,290
      1,000        Sand Creek, Metropolitan District,
                   (XLCA), 5.375%, 12/1/27                     1,021,880
------------------------------------------------------------------------
                                                             $ 2,249,258
------------------------------------------------------------------------
Insured-Transportation -- 21.8%
------------------------------------------------------------------------
     $1,500        Denver, Airport, (FSA), (AMT),
                   5.00%, 11/15/25                           $ 1,429,185
      3,500        E-470 Colorado Public Highway Authority,
                   (MBIA), 0.00%, 9/1/16                       1,805,930
      2,000        Northwest Parkway Public Highway
                   Authority, (FSA), 5.25%, 6/15/41            2,003,680
      3,095        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), 0.00%, 7/1/18           1,514,322
        250        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 5.00%, 7/1/36              250,555
      1,000        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 5.50%, 7/1/36(3)         1,074,150
------------------------------------------------------------------------
                                                             $ 8,077,822
------------------------------------------------------------------------
Senior Living / Life Care -- 1.0%
------------------------------------------------------------------------
     $  425        Logan County, Industrial Development,
                   (TLC Care Choices, Inc.),
                   6.875%, 12/1/23                           $   377,298
------------------------------------------------------------------------
                                                             $   377,298
------------------------------------------------------------------------
Special Tax Revenue -- 4.6%
------------------------------------------------------------------------
     $  400        Bachelor Gulch, Metropolitan District,
                   6.70%, 11/15/19                           $   420,740
        360        Bell Mountain Ranch, Metropolitan
                   District, 6.625%, 11/15/25                    366,581
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Special Tax Revenue (continued)
------------------------------------------------------------------------
     $  400        Black Hawk, Business Improvement
                   District, 6.50%, 12/1/11                  $   391,296
        500        Cottonwood, Water and Sanitation
                   District, 7.75%, 12/1/20                      532,125
------------------------------------------------------------------------
                                                             $ 1,710,742
------------------------------------------------------------------------
Transportation -- 1.2%
------------------------------------------------------------------------
     $  450        Eagle County, (Eagle County Airport
                   Terminal), (AMT), 7.50%, 5/1/21           $   440,271
------------------------------------------------------------------------
                                                             $   440,271
------------------------------------------------------------------------
Water and Sewer -- 2.7%
------------------------------------------------------------------------
     $1,000        Colorado Water Resources, Power
                   Development Authority, 5.00%, 9/1/21      $ 1,008,560
------------------------------------------------------------------------
                                                             $ 1,008,560
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.8%
   (identified cost $35,967,519)                             $36,248,979
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.2%                       $   800,185
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $37,049,164
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 FSA - Financial Security Assurance Inc.

 FGIC - Financial Guaranty Insurance Company

 AMBAC - AMBAC Financial Group, Inc.

 MBIA - Municipal Bond Insurance Association

 XLCA - XL Capital Assurance

 The Portfolio invests primarily in debt securities issued by Colorado municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2003, 58.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 9.5% to 12.9% of total investments.

 (1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (2)  Security has been issued as a leveraged inverse floater bond.
 (3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

CONNECTICUT MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.7%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Education -- 9.1%
-------------------------------------------------------------------------
     $1,000        Connecticut HEFA, (Loomis Chaffee
                   School), 5.25%, 7/1/31                    $  1,004,550
      1,675        Connecticut HEFA, (Quinnipiac College),
                   6.00%, 7/1/23                                1,689,338
      2,500        Connecticut HEFA, (University of
                   Hartford), 5.25%, 7/1/32                     2,500,900
      2,000        Connecticut HEFA, (Yale University),
                   5.00%, 7/1/42                                1,954,320
      4,350        Connecticut HEFA, (Yale University),
                   5.125%, 7/1/27                               4,359,700
      1,350        University of Connecticut,
                   5.00%, 5/15/23                               1,354,185
        545        University of Connecticut,
                   5.375%, 4/1/18                                 577,471
-------------------------------------------------------------------------
                                                             $ 13,440,464
-------------------------------------------------------------------------
Electric Utilities -- 3.0%
-------------------------------------------------------------------------
     $2,000        Connecticut Development Authority,
                   (Connecticut Light and Power),
                   5.85%, 9/1/28                             $  2,086,900
      1,500        Connecticut Development Authority,
                   (Connecticut Light and Power), (AMT),
                   5.95%, 9/1/28                                1,552,875
        800        Connecticut Development Authority,
                   (Western Mass Electric), Variable Rate,
                   9/1/22(1)(2)                                   869,520
-------------------------------------------------------------------------
                                                             $  4,509,295
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 5.5%
-------------------------------------------------------------------------
     $  720        Connecticut HEFA, (NHP) (Highland View),
                   (AMT), Prerefunded to 11/1/04,
                   7.00%, 11/1/07                            $    785,045
      1,305        Connecticut HEFA, (NHP), (Sharon
                   Healthcare), Prerefunded to 11/1/04,
                   6.25%, 11/1/14                               1,414,750
        335        Connecticut HEFA, (NHP), (Wadsworth
                   Glen), (AMT), Prerefunded to 11/1/04,
                   7.00%, 11/1/07                                 365,264
      2,000        Connecticut HEFA, (NHP), (Wadsworth
                   Glen), (AMT), Prerefunded to 11/1/04,
                   7.50%, 11/1/16                               2,192,760
      2,000        Connecticut HEFA, (NHP), (Windsor),
                   Prerefunded to 11/1/04, 7.125%, 11/1/14      2,189,740
      1,100        Guam Power Authority, Prerefunded to
                   10/1/04, 6.625%, 10/1/14                     1,193,522
-------------------------------------------------------------------------
                                                             $  8,141,081
-------------------------------------------------------------------------
General Obligations -- 5.0%
-------------------------------------------------------------------------
     $1,750        Connecticut, 0.00%, 11/1/09               $  1,411,427
      1,960        Connecticut, 4.50%, 10/1/24                  1,824,309
      1,270        Danbury, 4.50%, 2/1/14                       1,302,626
      1,065        Puerto Rico, 0.00%, 7/1/15                     596,070
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

General Obligations (continued)
-------------------------------------------------------------------------
     $  400        Redding, 5.50%, 10/15/18                  $    441,116
        650        Redding, 5.625%, 10/15/19                      723,502
        535        Wilton, 5.25%, 7/15/18                         576,805
        535        Wilton, 5.25%, 7/15/19                         574,938
-------------------------------------------------------------------------
                                                             $  7,450,793
-------------------------------------------------------------------------
Hospital -- 1.6%
-------------------------------------------------------------------------
     $2,500        Connecticut HEFA, (Griffin Hospital),
                   5.75%, 7/1/23                             $  2,369,450
-------------------------------------------------------------------------
                                                             $  2,369,450
-------------------------------------------------------------------------
Housing -- 0.4%
-------------------------------------------------------------------------
     $  655        Connecticut HFA, Housing Mortgage
                   Finance Program, (AMT), 5.45%, 5/15/32    $    660,561
-------------------------------------------------------------------------
                                                             $    660,561
-------------------------------------------------------------------------
Industrial Development Revenue -- 6.0%
-------------------------------------------------------------------------
     $3,065        Connecticut Development Authority,
                   Airport Facility, (Signature Flight),
                   (AMT), 6.625%, 12/1/14                    $  2,900,164
      4,500        Eastern Connecticut Resource Recovery
                   Authority, (Wheelabrator Lisbon), (AMT),
                   5.50%, 1/1/20                                4,280,355
        200        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26                108,002
        500        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.30%, 6/1/23                269,995
      1,350        Sprague, Environmental Improvement,
                   (International Paper Co.), (AMT),
                   5.70%, 10/1/21                               1,349,878
-------------------------------------------------------------------------
                                                             $  8,908,394
-------------------------------------------------------------------------
Insured-Education -- 17.7%
-------------------------------------------------------------------------
     $5,135        Connecticut HEFA, (Brunswick School),
                   (MBIA), 5.00%, 7/1/33                     $  5,122,933
      3,000        Connecticut HEFA, (Choate Rosemary
                   College), (MBIA), 5.00%, 7/1/27              2,948,520
      1,550        Connecticut HEFA, (Connecticut College),
                   (MBIA), 5.00%, 7/1/32                        1,534,717
      2,000        Connecticut HEFA, (Fairfield
                   University), (MBIA), 5.00%, 7/1/28           1,989,480
      2,500        Connecticut HEFA, (Fairfield
                   University), (MBIA), 5.25%, 7/1/25           2,525,675
      1,000        Connecticut HEFA, (Greenwich Academy),
                   (FSA), 5.00%, 3/1/32                           997,690
      5,305        Connecticut HEFA, (Trinity College),
                   (MBIA), 5.50%, 7/1/21                        5,777,835

                       SEE NOTES TO FINANCIAL STATEMENTS

CONNECTICUT MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Education (continued)
-------------------------------------------------------------------------
     $1,440        Connecticut HEFA, (Westminster School),
                   (MBIA), 5.00%, 7/1/29                     $  1,430,626
      1,000        University of Connecticut, (FGIC),
                   5.00%, 11/15/29                                997,750
      3,000        University of Connecticut, (MBIA),
                   4.75%, 11/15/24                              2,907,930
-------------------------------------------------------------------------
                                                             $ 26,233,156
-------------------------------------------------------------------------
Insured-Electric Utilities -- 4.1%
-------------------------------------------------------------------------
     $4,000        Puerto Rico Electric Power Authority,
                   (FSA), 4.75%, 7/1/24                      $  3,903,960
      1,000        Puerto Rico Electric Power Authority,
                   (MBIA), Variable Rate, 7/1/16(2)(3)          1,330,230
        830        Puerto Rico Electric Power Authority,
                   DRIVERS, (FSA), Variable Rate,
                   7/1/29(2)(3)                                   862,055
-------------------------------------------------------------------------
                                                             $  6,096,245
-------------------------------------------------------------------------
Insured-Escrowed / Prerefunded -- 1.5%
-------------------------------------------------------------------------
     $1,000        Connecticut HEFA, (Choate Rosemary
                   College), (MBIA), Prerefunded to 7/1/04,
                   6.80%, 7/1/15                             $  1,063,310
      1,000        Connecticut Special Tax Transportation
                   Infrastructure, (FSA), Prerefunded to
                   10/1/11, 5.00%, 10/1/21                      1,088,280
-------------------------------------------------------------------------
                                                             $  2,151,590
-------------------------------------------------------------------------
Insured-General Obligations -- 10.0%
-------------------------------------------------------------------------
     $3,870        Bridgeport, (FGIC), 4.75%, 8/15/21        $  3,812,298
      2,305        Bridgeport, (FGIC), 5.375%, 8/15/19          2,408,955
      1,000        New Britain, (MBIA), 6.00%, 3/1/12           1,151,350
      3,500        New Haven, (FGIC), 5.00%, 11/1/18            3,605,945
        350        Puerto Rico General Obligation, (FSA),
                   Variable Rate, 7/1/27(2)(3)                    369,005
      3,500        Suffield, (MBIA), 4.75%, 6/15/21             3,460,345
-------------------------------------------------------------------------
                                                             $ 14,807,898
-------------------------------------------------------------------------
Insured-Hospital -- 3.3%
-------------------------------------------------------------------------
     $1,000        Connecticut HEFA, (Bridgeport Hospital),
                   (MBIA), 6.625%, 7/1/18                    $  1,013,920
      1,000        Connecticut HEFA, (Danbury Hospital),
                   (AMBAC), 5.375%, 7/1/17                      1,021,920
      1,500        Connecticut HEFA, (Hospital of St.
                   Raphael), (AMBAC), 6.625%, 7/1/14            1,565,700
      1,350        Connecticut HEFA, (Lawrence and Memorial
                   Hospital), (MBIA), 5.00%, 7/1/22             1,342,588
-------------------------------------------------------------------------
                                                             $  4,944,128
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Housing -- 1.0%
-------------------------------------------------------------------------
     $1,465        Connecticut HFA, (Housing Mortgage
                   Finance Program), (MBIA), (AMT),
                   5.30%, 5/15/33                            $  1,468,208
-------------------------------------------------------------------------
                                                             $  1,468,208
-------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 4.6%
-------------------------------------------------------------------------
     $  375        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/07(1)(2)                              $    377,419
      2,000        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), 5.00%, 7/1/28            2,006,440
      3,250        Puerto Rico Public Building Authority,
                   (AMBAC), 5.50%, 7/1/21                       3,543,768
        800        Puerto Rico Public Finance Corp.,
                   (AMBAC), Variable Rate, 12/1/19(2)(3)          884,184
-------------------------------------------------------------------------
                                                             $  6,811,811
-------------------------------------------------------------------------
Insured-Other Revenue -- 1.0%
-------------------------------------------------------------------------
     $  550        Connecticut HEFA, (Child Care Facility
                   Program), (AMBAC), 5.00%, 7/1/31          $    532,686
      1,000        Connecticut HEFA, (Village Families &
                   Children), (AMBAC), 5.00%, 7/1/32              975,320
-------------------------------------------------------------------------
                                                             $  1,508,006
-------------------------------------------------------------------------
Insured-Pooled Loans -- 1.0%
-------------------------------------------------------------------------
     $1,420        Connecticut Higher Education
                   Supplemental Loan Authority, (MBIA),
                   (AMT), 5.25%, 11/15/21                    $  1,414,093
-------------------------------------------------------------------------
                                                             $  1,414,093
-------------------------------------------------------------------------
Insured-Transportation -- 4.9%
-------------------------------------------------------------------------
     $5,500        Connecticut Airport, (Bradley
                   International Airport), (FGIC), (AMT),
                   5.125%, 10/1/26                           $  5,397,205
      1,750        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), 0.00%, 7/1/16              965,230
      1,020        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38                974,814
-------------------------------------------------------------------------
                                                             $  7,337,249
-------------------------------------------------------------------------
Insured-Water and Sewer -- 1.9%
-------------------------------------------------------------------------
     $1,530        South Central Connecticut Regional Water
                   Authority, (MBIA), 5.00%, 8/1/25          $  1,524,936

                       SEE NOTES TO FINANCIAL STATEMENTS

CONNECTICUT MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Water and Sewer (continued)
-------------------------------------------------------------------------
     $1,340        South Central Connecticut Regional Water
                   Authority, (FGIC), 5.125%, 8/1/29         $  1,347,156
-------------------------------------------------------------------------
                                                             $  2,872,092
-------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 1.5%
-------------------------------------------------------------------------
     $2,000        Puerto Rico Public Finance Corp.,
                   (Commonwealth Appropriation),
                   6.00%, 8/1/26                             $  2,183,440
-------------------------------------------------------------------------
                                                             $  2,183,440
-------------------------------------------------------------------------
Nursing Home -- 2.7%
-------------------------------------------------------------------------
     $  655        Connecticut HEFA, (NHP), (St. Camillus),
                   6.25%, 11/1/18                            $    678,960
      3,250        Connecticut HEFA, (NHP), (St. Joseph's
                   Manor), 6.25%, 11/1/16                       3,366,058
-------------------------------------------------------------------------
                                                             $  4,045,018
-------------------------------------------------------------------------
Pooled Loans -- 0.5%
-------------------------------------------------------------------------
     $  705        Connecticut Higher Education
                   Supplemental Loan Authority, (AMT),
                   6.20%, 11/15/09                           $    728,180
-------------------------------------------------------------------------
                                                             $    728,180
-------------------------------------------------------------------------
Solid Waste -- 4.6%
-------------------------------------------------------------------------
     $2,500        Bristol Resource Recovery Facility,
                   (Ogden Martin Systems), 6.50%, 7/1/14     $  2,604,150
      4,250        Connecticut Resources Recovery
                   Authority, (American REF-FUEL Co.),
                   (AMT), 6.45%, 11/15/22                       4,291,948
-------------------------------------------------------------------------
                                                             $  6,896,098
-------------------------------------------------------------------------
Special Tax Revenue -- 4.1%
-------------------------------------------------------------------------
     $3,180        Connecticut Special Tax Transportation
                   Infrastructure, 6.125%, 9/1/12(4)         $  3,694,778
      2,000        Connecticut Special Tax Transportation
                   Infrastructure, 6.50%, 10/1/12               2,371,460
-------------------------------------------------------------------------
                                                             $  6,066,238
-------------------------------------------------------------------------
Transportation -- 0.4%
-------------------------------------------------------------------------
     $  500        Puerto Rico Highway and Transportation
                   Authority, 5.50%, 7/1/15                  $    534,040
-------------------------------------------------------------------------
                                                             $    534,040
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Water and Sewer -- 3.3%
-------------------------------------------------------------------------
     $3,010        Connecticut Clean Water Fund,
                   5.50%, 10/1/19                            $  3,383,059
      1,250        Connecticut Clean Water Fund,
                   6.00%, 10/1/12                               1,444,038
-------------------------------------------------------------------------
                                                             $  4,827,097
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.7%
   (identified cost $141,206,011)                            $146,404,625
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.3%                       $  1,962,864
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $148,367,489
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 FSA - Financial Security Assurance Inc.

 FGIC - Financial Guaranty Insurance Company

 AMBAC - AMBAC Financial Group, Inc.

 MBIA - Municipal Bond Insurance Association

 The Portfolio invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2003, 51.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 5.6% to 26.0% of total investments.
 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.
 (4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

MICHIGAN MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 97.6%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 1.8%
------------------------------------------------------------------------
     $1,250        Michigan Higher Education Facilities
                   Authority, (Creative Studies),
                   5.85%, 12/1/22                            $ 1,253,050
------------------------------------------------------------------------
                                                             $ 1,253,050
------------------------------------------------------------------------
Escrowed / Prerefunded -- 3.1%
------------------------------------------------------------------------
     $  250        Battle Creek, Downtown Development
                   Authority Tax Increment, Prerefunded to
                   5/1/04, 7.60%, 5/1/16                     $   267,242
      1,315        Battle Creek, Downtown Development
                   Authority Tax Increment, Prerefunded to
                   5/1/04, 7.65%, 5/1/22                       1,406,169
        475        Detroit, Prerefunded to 4/1/05,
                   6.70%, 4/1/10                                 521,251
------------------------------------------------------------------------
                                                             $ 2,194,662
------------------------------------------------------------------------
Health Care - Miscellaneous -- 1.4%
------------------------------------------------------------------------
     $1,080        Pittsfield Township EDC, (Arbor
                   Hospice), 7.875%, 8/15/27                 $ 1,023,365
------------------------------------------------------------------------
                                                             $ 1,023,365
------------------------------------------------------------------------
Hospital -- 12.2%
------------------------------------------------------------------------
     $  500        Allegan Hospital Finance Authority,
                   (Allegan General Hospital),
                   7.00%, 11/15/21                           $   491,840
        870        Mecosta County, (Michigan General
                   Hospital), 5.75%, 5/15/09                     866,572
      2,000        Michigan Hospital Finance Authority,
                   (Central Michigan Community Hospital),
                   6.25%, 10/1/27                              1,870,600
      3,750        Michigan Hospital Finance Authority,
                   (McLaren Obligated Group),
                   4.50%, 10/15/21                             3,242,100
      1,500        Michigan Hospital Finance Authority,
                   (Oakwood Hospital), 5.75%, 4/1/32           1,494,645
        750        Michigan Hospital Finance Authority,
                   (Sparrow Obligation Group),
                   5.625%, 11/15/36                              729,810
------------------------------------------------------------------------
                                                             $ 8,695,567
------------------------------------------------------------------------
Industrial Development Revenue -- 6.0%
------------------------------------------------------------------------
     $2,000        Dickinson, EDC, (Champion
                   International), 5.85%, 10/1/18            $ 2,048,440
      2,200        Michigan Strategic Fund, (S.D. Warren),
                   (AMT), 7.375%, 1/15/22                      2,197,690
------------------------------------------------------------------------
                                                             $ 4,246,130
------------------------------------------------------------------------
Insured-Education -- 5.6%
------------------------------------------------------------------------
     $1,000        Ferris State University, (AMBAC),
                   5.00%, 10/1/23(1)                         $   998,670
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Education (continued)
------------------------------------------------------------------------
     $1,000        Michigan Technological University,
                   (XLCA), 5.00%, 10/1/33                    $   994,530
      2,000        Western Michigan University, (FGIC),
                   5.125%, 11/15/22                            2,011,680
------------------------------------------------------------------------
                                                             $ 4,004,880
------------------------------------------------------------------------
Insured-Electric Utilities -- 4.7%
------------------------------------------------------------------------
     $2,000        Michigan Strategic Fund Resource
                   Recovery, (Detroit Edison Co.), (MBIA),
                   (AMT), 5.55%, 9/1/29                      $ 2,037,300
        300        Michigan Strategic Fund, (Detroit Edison
                   Co.), (FGIC), 6.95%, 5/1/11                   360,312
      1,000        Puerto Rico Electric Power Authority,
                   (FSA), 4.75%, 7/1/24                          975,990
------------------------------------------------------------------------
                                                             $ 3,373,602
------------------------------------------------------------------------
Insured-Escrowed / Prerefunded -- 7.1%
------------------------------------------------------------------------
     $3,500        Kent Hospital Finance Authority,
                   (Butterworth Health System), Prerefunded
                   to 1/15/06, (MBIA), 6.125%, 1/15/21       $ 3,922,380
      1,000        Lake Orion, School District, Prerefunded
                   to 5/1/05, (AMBAC), 7.00%, 5/1/20           1,106,370
------------------------------------------------------------------------
                                                             $ 5,028,750
------------------------------------------------------------------------
Insured-General Obligations -- 25.7%
------------------------------------------------------------------------
     $1,000        Avondale School District, (AMBAC),
                   4.75%, 5/1/22                             $   964,430
      1,005        Brighton School District, (AMBAC),
                   0.00%, 5/1/18                                 474,038
        250        Clawson City School District, (FSA),
                   5.00%, 5/1/24                                 248,068
      1,000        Coopersville Area Public School
                   District, (MBIA), 5.00%, 5/1/29               976,570
      2,000        Detroit School District, (FGIC),
                   5.25%, 5/1/28                               2,019,300
        400        Haslett Public School District, (FSA),
                   4.75%, 5/1/26                                 386,736
      1,900        Holland School District, (AMBAC),
                   0.00%, 5/1/17                                 955,776
      3,000        Lake Orion, Community School District,
                   (FGIC), 5.125%, 5/1/23                      3,014,190
      1,000        Melvindale-Northern Allen Park School
                   District, (Building and Site), (FSA),
                   5.00%, 5/1/28                                 978,790
      1,000        Novi Building Authority, (FSA),
                   5.50%, 10/1/25                              1,028,920
      2,410        Okemos Public Schools, (MBIA),
                   0.00%, 5/1/16                               1,292,001
      1,000        Parchment School District, (MBIA),
                   5.00%, 5/1/25                               1,001,900
        350        Puerto Rico General Obligation, (FSA),
                   Variable Rate, 7/1/27(2)(3)                   369,005
      1,000        Redford Union School District No.1,
                   (AMBAC), 5.00%, 5/1/22                      1,009,040

                       SEE NOTES TO FINANCIAL STATEMENTS

MICHIGAN MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-General Obligations (continued)
------------------------------------------------------------------------
     $2,500        Wyoming Public Schools, (FGIC),
                   5.125%, 5/1/23                            $ 2,511,825
      1,000        Zeeland Public Schools, (FGIC),
                   5.25%, 5/1/22                               1,013,780
------------------------------------------------------------------------
                                                             $18,244,369
------------------------------------------------------------------------
Insured-Housing -- 1.6%
------------------------------------------------------------------------
     $  500        Michigan HDA, (Parkway Meadows), (FSA),
                   6.85%, 10/15/18                           $   511,250
        660        Michigan HDA, Rental Housing, (MBIA),
                   (AMT), 5.30%, 10/1/37                         645,473
------------------------------------------------------------------------
                                                             $ 1,156,723
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.4%
------------------------------------------------------------------------
     $1,000        Wayne Charter County, (Airport
                   Hotel-Detroit Metropolitan Airport),
                   (MBIA) , 5.00%, 12/1/30                   $   968,800
------------------------------------------------------------------------
                                                             $   968,800
------------------------------------------------------------------------
Insured-Transportation -- 3.2%
------------------------------------------------------------------------
     $  345        Puerto Rico Highway and Transportation
                   Authority, (MBIA), Variable Rate,
                   1/1/19(2)(3)                              $   466,009
      2,000        Wayne Charter County Airport, Residual
                   Certificates, (MBIA), (AMT), Variable
                   Rate, 12/1/28(2)(4)                         1,788,160
------------------------------------------------------------------------
                                                             $ 2,254,169
------------------------------------------------------------------------
Insured-Water and Sewer -- 14.0%
------------------------------------------------------------------------
     $4,000        Detroit, City Water Supply System,
                   (FGIC), 4.75%, 7/1/19                     $ 3,905,960
      4,100        Grand Rapids, Sanitary Sewer System,
                   (FGIC), 4.75%, 1/1/28                       3,859,822
      2,165        Warren, Water and Sewer, (FSA),
                   5.25%, 11/1/26                              2,187,191
------------------------------------------------------------------------
                                                             $ 9,952,973
------------------------------------------------------------------------
Special Tax Revenue -- 7.9%
------------------------------------------------------------------------
     $3,300        Detroit, Convention Facility, (Cobo Hall
                   Expansion), 5.25%, 9/30/12                $ 3,341,844
      3,050        Detroit, Downtown Tax Increment,
                   0.00%, 7/1/16                               1,509,537
      2,000        Detroit, Downtown Tax Increment,
                   0.00%, 7/1/20                                 746,660
         30        Michigan Municipal Bond Authority Local
                   Government Loan, 6.90%, 5/1/21                 30,408
------------------------------------------------------------------------
                                                             $ 5,628,449
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Transportation -- 1.9%
------------------------------------------------------------------------
     $1,500        Kent County Airport Facility, (AMT),
                   Variable Rate, 1/1/25(2)(4)               $ 1,376,190
------------------------------------------------------------------------
                                                             $ 1,376,190
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.6%
   (identified cost $63,506,748)                             $69,401,679
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.4%                       $ 1,704,827
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $71,106,506
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 FSA - Financial Security Assurance Inc.

 FGIC - Financial Guaranty Insurance Company

 AMBAC - AMBAC Financial Group, Inc.

 MBIA - Municipal Bond Insurance Association

 XLCA - XL Capital Assurance

 The Portfolio invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2003, 64.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.4% to 26.9% of total investments.
 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.
 (4)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

MINNESOTA MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 96.7%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 10.1%
------------------------------------------------------------------------
    $ 1,000        Hopkins, (Blake School), 5.50%, 9/1/24    $ 1,013,170
      1,250        Minnesota Higher Education Facilities
                   Authority, (Hamline University),
                   6.00%, 10/1/29                              1,264,950
        575        Minnesota Higher Education Facilities
                   Authority, (Minneapolis College of Art),
                   5.375%, 5/1/21                                563,994
        500        Minnesota Higher Education Facilities
                   Authority, (St. John's University),
                   5.25%, 10/1/26                                495,660
        500        Minnesota Higher Education Facilities
                   Authority, (St. John's University),
                   5.40%, 10/1/22                                503,870
        500        Minnesota Higher Education Facilities
                   Authority, (St. Mary's College),
                   6.15%, 10/1/23                                504,955
        750        St. Cloud Housing and Redevelopment
                   Authority, (University Foundation),
                   5.00%, 5/1/23                                 740,212
------------------------------------------------------------------------
                                                             $ 5,086,811
------------------------------------------------------------------------
Electric Utilities -- 8.8%
------------------------------------------------------------------------
    $   360        Anoka County, Solid Waste Disposal,
                   National Rural Utility, (AMT),
                   6.95%, 12/1/08                            $   367,427
      2,000        Chaska, Electric, 6.10%, 10/1/30            2,075,500
      1,980        Rochester Electric, 5.25%, 12/1/30          1,978,416
------------------------------------------------------------------------
                                                             $ 4,421,343
------------------------------------------------------------------------
General Obligations -- 12.1%
------------------------------------------------------------------------
    $   750        Dakota County, Community Development
                   Agency, (Senior Housing Facilities),
                   5.00%, 1/1/21                             $   756,893
      2,300        Hennepin County, Regional Railroad
                   Authority, 5.00%, 12/1/31                   2,274,056
      1,500        Minneapolis and St. Paul General
                   Obligation, Metropolitan Airport
                   Commission, (AMT), 4.50%, 1/1/15            1,476,930
      1,000        Minnesota State, (Duluth Airport),
                   (AMT), 6.25%, 8/1/14                        1,067,460
        500        Osseo, Independent School District No.
                   279, 5.25%, 2/1/21                            508,190
------------------------------------------------------------------------
                                                             $ 6,083,529
------------------------------------------------------------------------
Hospital -- 5.3%
------------------------------------------------------------------------
    $ 1,000        Bemidji Health Care Facilities, (North
                   Country Health Services), (RAA),
                   5.00%, 9/1/31                             $   971,310
        700        Martin County, (Fairmont Community
                   Hospital Association), 6.625%, 9/1/22         666,183
        500        Minneapolis and St. Paul, Housing and
                   Redevelopment Authority, (Group Health
                   Plan, Inc.), 6.75%, 12/1/13                   513,000
        500        Rochester Health Care Facilities, (Mayo
                   Clinic), Variable Rate, 11/15/27(1)(2)        508,925
------------------------------------------------------------------------
                                                             $ 2,659,418
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Housing -- 5.4%
------------------------------------------------------------------------
    $   500        Columbia Heights, Multifamily, (Housing
                   Crest), 6.625%, 4/20/43                   $   536,050
        500        Minneapolis, Multifamily, (Bottineau
                   Commons), 5.45%, 4/20/43                      504,130
      1,650        Minnetonka, Multifamily, (Archer Heights
                   Apartments), (AMT), 6.00%, 1/20/27          1,658,250
------------------------------------------------------------------------
                                                             $ 2,698,430
------------------------------------------------------------------------
Industrial Development Revenue -- 6.0%
------------------------------------------------------------------------
    $ 1,000        Cloquet, (Potlach Corp.), 5.90%, 10/1/26  $   867,290
        600        Minneapolis and St. Paul Metropolitan
                   Airport Commission, (Northwest
                   Airlines), (AMT), 7.00%, 4/1/25               503,520
      1,605        Minneapolis, Community Development
                   Agency, Common Bond Fund, (AMT),
                   6.80%, 12/1/24                              1,658,350
------------------------------------------------------------------------
                                                             $ 3,029,160
------------------------------------------------------------------------
Insured-Education -- 1.0%
------------------------------------------------------------------------
    $   500        Minnesota State Colleges and University,
                   (St. Cloud State University), (FSA),
                   5.00%, 10/1/19                            $   508,610
------------------------------------------------------------------------
                                                             $   508,610
------------------------------------------------------------------------
Insured-Electric Utilities -- 11.3%
------------------------------------------------------------------------
    $   500        Northern Minnesota Municipal Power
                   Agency, (AMBAC), 4.75%, 1/1/20            $   491,865
        500        Puerto Rico Electric Power Authority,
                   RITES, (FSA), Variable Rate,
                   7/1/20(2)(3)                                  519,310
        950        Southern Minnesota Municipal Power
                   Agency, (MBIA), 0.00%, 1/1/21(4)              386,555
     10,000        Southern Minnesota Municipal Power
                   Agency, (MBIA), 0.00%, 1/1/25               3,154,800
         50        Southern Minnesota Municipal Power
                   Agency, (MBIA), (AMT), Variable Rate,
                   1/1/18(1)(2)                                   51,375
        565        Western Minnesota Municipal Power
                   Agency, (AMBAC), 5.50%, 1/1/16                605,680
        510        Western Minnesota Municipal Power
                   Agency, (MBIA), 5.50%, 1/1/15                 511,938
------------------------------------------------------------------------
                                                             $ 5,721,523
------------------------------------------------------------------------
Insured-General Obligations -- 6.3%
------------------------------------------------------------------------
    $   695        Freeborn County, (Criminal Justice
                   Center), (FGIC), 5.00%, 2/1/23            $   692,859
      1,000        Lake Superior, Independent School
                   District No. 381, (FSA), 5.00%, 4/1/18      1,025,760
      1,330        St. Francis, Independent School District
                   No. 15, (FGIC), 6.35%, 2/1/12               1,469,304
------------------------------------------------------------------------
                                                             $ 3,187,923
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MINNESOTA MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Hospital -- 4.9%
------------------------------------------------------------------------
    $   450        Plymouth, (Westhealth), (FSA),
                   6.25%, 6/1/16                             $   474,408
      1,000        St. Louis Park, (Care Institute),
                   (AMBAC), Variable Rate, 7/1/13(1)           1,012,780
      1,000        Willmar, (Rice Memorial Hospital),
                   (FSA), 5.00%, 2/1/32                          996,230
------------------------------------------------------------------------
                                                             $ 2,483,418
------------------------------------------------------------------------
Insured-Housing -- 3.1%
------------------------------------------------------------------------
    $ 1,500        SCA MFMR Receipts, Burnsville, (FSA),
                   7.10%, 1/1/30                             $ 1,559,400
------------------------------------------------------------------------
                                                             $ 1,559,400
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 2.6%
------------------------------------------------------------------------
    $ 1,270        Hopkins, Housing and Redevelopment
                   Authority, (Public Works and Fire
                   Station), (MBIA), 5.00%, 2/1/20           $ 1,285,812
------------------------------------------------------------------------
                                                             $ 1,285,812
------------------------------------------------------------------------
Insured-Other Revenue -- 1.6%
------------------------------------------------------------------------
    $   800        St. Paul, Housing and Redevelopment
                   Authority, (Block 19), (FSA),
                   5.35%, 8/1/29                             $   810,904
------------------------------------------------------------------------
                                                             $   810,904
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 2.0%
------------------------------------------------------------------------
    $ 1,000        Washington County, Housing and
                   Redevelopment Authority, (Annual
                   Appropriation), (MBIA), 5.50%, 2/1/32     $ 1,030,930
------------------------------------------------------------------------
                                                             $ 1,030,930
------------------------------------------------------------------------
Insured-Transportation -- 5.0%
------------------------------------------------------------------------
    $ 1,500        Minneapolis and St. Paul Metropolitan
                   Airport Commission, (FGIC),
                   5.25%, 1/1/32                             $ 1,504,500
      1,050        Minneapolis and St. Paul Metropolitan
                   Airport Commission, (MBIA),
                   5.00%, 1/1/28                               1,030,355
------------------------------------------------------------------------
                                                             $ 2,534,855
------------------------------------------------------------------------
Miscellaneous -- 5.8%
------------------------------------------------------------------------
    $ 2,000        Minneapolis, Art Center Facilities,
                   (Walker Art Center), 5.125%, 7/1/21       $ 2,015,580
        945        Red Lake Band of Chippewa Indians,
                   (AMT), 6.25%, 8/1/13                          910,375
------------------------------------------------------------------------
                                                             $ 2,925,955
------------------------------------------------------------------------
Senior Living / Life Care -- 4.2%
------------------------------------------------------------------------
    $ 1,000        Columbia Heights, Multifamily,
                   (Crestview Corp.), 6.00%, 3/1/33          $   912,830
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Senior Living / Life Care (continued)
------------------------------------------------------------------------
    $   670        Minneapolis, (Walker Methodist Senior
                   Services), 6.00%, 11/15/28                $   546,727
        975        St. Paul, Housing and Redevelopment,
                   (Care Institute, Inc.-Highland),
                   8.75%, 11/1/24(5)                             673,608
------------------------------------------------------------------------
                                                             $ 2,133,165
------------------------------------------------------------------------
Water and Sewer -- 1.2%
------------------------------------------------------------------------
    $   600        Minnesota Public Facility Authority,
                   PCR, 5.00%, 3/1/20                        $   608,370
------------------------------------------------------------------------
                                                             $   608,370
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 96.7%
   (identified cost $48,016,338)                             $48,769,556
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 3.3%                       $ 1,646,582
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $50,416,138
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 FSA - Financial Security Assurance Inc.

 FGIC - Financial Guaranty Insurance Company

 AMBAC - AMBAC Financial Group, Inc.

 MBIA - Municipal Bond Insurance Association

 The Portfolio invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2003, 39.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 4.3% to 15.3% of total investments.
 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.
 (4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (5)  The Portfolio is accruing only partial interest on this security.

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.0%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Cogeneration -- 1.6%
-------------------------------------------------------------------------
    $ 1,725        New Jersey EDA, (Trigen Trenton), (AMT),
                   6.20%, 12/1/07                            $  1,723,068
      2,500        Port Authority of New York and New
                   Jersey, (KIAC), (AMT), 6.75%, 10/1/19        2,557,500
-------------------------------------------------------------------------
                                                             $  4,280,568
-------------------------------------------------------------------------
Education -- 1.5%
-------------------------------------------------------------------------
    $ 3,810        New Jersey Educational Facilities
                   Authority, (Princeton University),
                   5.375%, 7/1/21                            $  3,922,814
-------------------------------------------------------------------------
                                                             $  3,922,814
-------------------------------------------------------------------------
Electric Utilities -- 3.0%
-------------------------------------------------------------------------
    $ 9,000        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                             $  4,417,290
      2,000        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                                  981,620
      2,500        Salem County, Pollution Control
                   Financing, (Public Services Enterprise
                   Group, Inc.), (AMT), 5.75%, 4/1/31           2,420,800
-------------------------------------------------------------------------
                                                             $  7,819,710
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 0.5%
-------------------------------------------------------------------------
    $ 1,200        New Jersey Highway Authority, (Garden
                   State Parkway), Prerefunded to 1/1/10,
                   5.625%, 1/1/30                            $  1,356,096
-------------------------------------------------------------------------
                                                             $  1,356,096
-------------------------------------------------------------------------
General Obligations -- 1.8%
-------------------------------------------------------------------------
    $ 1,500        Hudson County Improvement Authority,
                   6.625%, 8/1/25                            $  1,548,735
      3,000        Mercer County Improvement Authority,
                   0.00%, 4/1/10                                2,289,270
      1,500        Puerto Rico, 0.00%, 7/1/16                     788,625
-------------------------------------------------------------------------
                                                             $  4,626,630
-------------------------------------------------------------------------
Health Care-Miscellaneous -- 0.5%
-------------------------------------------------------------------------
    $ 1,305        New Jersey EDA, (Hudson County
                   Occupational Center), 6.50%, 7/1/18       $  1,193,279
-------------------------------------------------------------------------
                                                             $  1,193,279
-------------------------------------------------------------------------
Hospital -- 12.1%
-------------------------------------------------------------------------
    $ 3,750        Camden County, Improvement Authority,
                   (Cooper Health System), 6.00%, 2/15/27    $  3,179,662
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Hospital (continued)
-------------------------------------------------------------------------
    $ 2,000        New Jersey Health Care Facilities
                   Financing Authority, (Atlantic City
                   Medical Center), 5.75%, 7/1/25            $  2,045,360
      3,000        New Jersey Health Care Facilities
                   Financing Authority, (Capital Health
                   System), 5.25%, 7/1/17                       2,820,540
        910        New Jersey Health Care Facilities
                   Financing Authority, (Capital Health
                   System), 5.25%, 7/1/27                         812,757
      3,375        New Jersey Health Care Facilities
                   Financing Authority, (Deborah Heart and
                   Lung Center), 6.30%, 7/1/23                  3,394,305
      1,755        New Jersey Health Care Facilities
                   Financing Authority, (Hackensack
                   University Medical Center),
                   6.00%, 1/1/34                                1,785,853
      2,700        New Jersey Health Care Facilities
                   Financing Authority, (Hackensack
                   University Medical Center),
                   6.00%, 1/1/25                                2,760,561
      1,000        New Jersey Health Care Facilities
                   Financing Authority, (Palisades Medical
                   Center), 6.625%, 7/1/31                      1,024,000
      2,000        New Jersey Health Care Facilities
                   Financing Authority, (Robert Wood
                   Johnson University Hospital),
                   5.75%, 7/1/31                                2,075,460
      1,800        New Jersey Health Care Facilities
                   Financing Authority, (Saint Peters
                   University Hospital), 6.875%, 7/1/30         1,892,124
      1,800        New Jersey Health Care Facilities
                   Financing Authority, (Saint Peters
                   University Hospital), (AMT),
                   6.875%, 7/1/20                               1,908,846
        550        New Jersey Health Care Facilities
                   Financing Authority, (St. Elizabeth's
                   Hospital), 6.00%, 7/1/20                       536,013
      4,900        New Jersey Health Care Facilities
                   Financing Authority, (St. Elizabeth's
                   Hospital), 6.00%, 7/1/27                     4,658,430
      2,500        New Jersey Health Care Facilities
                   Financing Authority, (Trinitas
                   Hospital), 7.50%, 7/1/30                     2,677,850
-------------------------------------------------------------------------
                                                             $ 31,571,761
-------------------------------------------------------------------------
Housing -- 0.0%
-------------------------------------------------------------------------
    $   115        Guam Housing Corp., Single Family,
                   (AMT), 5.75%, 9/1/31                      $    119,082
-------------------------------------------------------------------------
                                                             $    119,082
-------------------------------------------------------------------------
Industrial Development Revenue -- 7.1%
-------------------------------------------------------------------------
    $ 2,000        Middlesex County Pollution Control
                   Financing Authority, (Amerada Hess
                   Corp.), 7.875%, 6/1/22                    $  2,094,640
      1,875        New Jersey EDA, (Continental Airlines),
                   (AMT), 6.25%, 9/15/29                        1,578,094
      1,875        New Jersey EDA, (Continental Airlines),
                   (AMT), 9.00%, 6/1/33                         1,945,275
      2,135        New Jersey EDA, (GATX Terminals Corp.),
                   7.30%, 9/1/19                                2,194,139

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Industrial Development Revenue (continued)
-------------------------------------------------------------------------
    $ 5,640        New Jersey EDA, (Holt Hauling),
                   8.95%, 12/15/18(1)                        $  5,136,348
      1,500        New Jersey EDA, (Holt Hauling), (AMT),
                   7.90%, 3/1/27(1)                             1,494,000
        935        New Jersey EDA, (National Association of
                   Accountants), 7.65%, 7/1/09                    935,393
      3,000        New Jersey EDA, (The Seeing Eye, Inc.),
                   6.20%, 12/1/24                               3,273,810
-------------------------------------------------------------------------
                                                             $ 18,651,699
-------------------------------------------------------------------------
Insured-Education -- 2.7%
-------------------------------------------------------------------------
    $ 2,000        New Jersey Educational Facilities
                   Authority, (NJ Institute of Technology),
                   (MBIA), 4.75%, 7/1/31                     $  1,894,880
      1,635        New Jersey Educational Facilities
                   Authority, (Rowan University), (FGIC),
                   5.25%, 7/1/20                                1,684,802
      3,750        Rutgers University, (FGIC),
                   4.75%, 5/1/32                                3,534,000
-------------------------------------------------------------------------
                                                             $  7,113,682
-------------------------------------------------------------------------
Insured-Electric Utilities -- 1.1%
-------------------------------------------------------------------------
    $ 1,300        Puerto Rico Electric Power Authority,
                   (MBIA), Variable Rate, 7/1/16(2)(3)       $  1,729,299
      1,180        Puerto Rico Electric Power Authority,
                   DRIVERS, (FSA), Variable Rate,
                   7/1/29(2)(3)                                 1,225,572
-------------------------------------------------------------------------
                                                             $  2,954,871
-------------------------------------------------------------------------
Insured-Escrowed / Prerefunded -- 0.4%
-------------------------------------------------------------------------
    $ 1,000        Lafayette Yard, Community Development
                   Corporation, (Hotel and Conference
                   Center), (MBIA), Prerefunded to 4/1/10,
                   5.80%, 4/1/35                             $  1,144,550
-------------------------------------------------------------------------
                                                             $  1,144,550
-------------------------------------------------------------------------
Insured-General Obligations -- 9.1%
-------------------------------------------------------------------------
    $ 1,250        Bordentown Regional School District
                   Board of Education, (FGIC),
                   5.00%, 1/15/31                            $  1,232,512
      2,400        Bordentown Regional School District
                   Board of Education, (FGIC),
                   5.00%, 1/15/32                               2,365,872
      2,402        Bordentown Regional School District
                   Board of Education, (FGIC),
                   5.00%, 1/15/33                               2,367,339
      3,200        Branchburg Township Board of Education,
                   (FSA), 5.00%, 2/1/26                         3,202,976
      1,325        Colts Neck Township Board of Education,
                   (FSA), 5.00%, 2/1/23                         1,329,969
      1,650        Colts Neck Township Board of Education,
                   (FSA), 5.00%, 2/1/27                         1,652,293
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-General Obligations (continued)
-------------------------------------------------------------------------
    $ 1,000        High Bridge Board of Education, (FSA),
                   5.00%, 2/15/26                            $  1,006,050
      5,350        Irvington Township, (FSA),
                   0.00%, 7/15/22                               1,900,587
      5,350        Irvington Township, (FSA),
                   0.00%, 7/15/23                               1,782,192
      2,000        Irvington Township, (FSA),
                   0.00%, 7/15/24                                 631,820
      1,000        Pequannock, River Basin Regional Sewer
                   Authority, (MBIA), 5.00%, 12/1/15            1,046,630
      1,265        Pequannock, River Basin Regional Sewer
                   Authority, (MBIA), 5.00%, 12/1/21            1,272,881
      1,885        Pohatcong Township School District,
                   (FSA), 5.20%, 7/15/22                        1,957,818
      2,050        Washington Township, Mercer County Board
                   of Education, (FGIC), 5.00%, 1/1/26          2,040,345
-------------------------------------------------------------------------
                                                             $ 23,789,284
-------------------------------------------------------------------------
Insured-Hospital -- 6.4%
-------------------------------------------------------------------------
    $ 4,250        New Jersey EDA, (Hillcrest Health
                   Services), (AMBAC), 0.00%, 1/1/19         $  1,898,815
      3,000        New Jersey EDA, (Hillcrest Health
                   Services), (AMBAC), 0.00%, 1/1/21            1,180,980
     10,620        New Jersey EDA, (St. Barnabas Medical
                   Center), (MBIA), 0.00%, 7/1/26               3,032,222
      2,890        New Jersey Health Care Facilities
                   Financing Authority, (St. Barnabas
                   Health Center), (MBIA), Variable
                   Rate, 1/1/21(2)(3)                           2,342,403
      6,000        New Jersey Health Care Facilities
                   Financing Authority, (St. Barnabas
                   Medical Center), (MBIA), 0.00%, 7/1/23       2,022,540
      3,330        New Jersey Health Care Facilities,
                   (Englewood Hospital), (MBIA),
                   5.00%, 8/1/31                                3,258,771
      1,000        New Jersey Health Care Facilities,
                   (Jersey City Medical Center), (FSA),
                   5.00%, 8/1/41                                  967,170
      2,000        New Jersey Health Care Facilities, (St.
                   Barnabas Medical Center), (MBIA),
                   4.75%, 7/1/28                                1,873,680
-------------------------------------------------------------------------
                                                             $ 16,576,581
-------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 1.6%
-------------------------------------------------------------------------
    $ 2,000        Lafayette Yard Community Development
                   Corporation, (Hotel and Conference
                   Center), (FGIC), 5.00%, 4/1/35            $  1,934,760
      2,155        New Jersey EDA, RITES, (FSA), Variable
                   Rate, 5/1/07(2)(4)                           2,277,382
-------------------------------------------------------------------------
                                                             $  4,212,142
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 4.1%
-------------------------------------------------------------------------
    $ 6,620        Garden State Preservation Trust, (FSA),
                   0.00%, 11/1/24                            $  2,079,143
     10,000        Garden State Preservation Trust, (FSA),
                   0.00%, 11/1/27                               2,643,800
      3,775        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/07(2)(4)                                 3,799,349
      2,000        Puerto Rico Public Buildings Authority,
                   Government Facility Revenue, (XLCA),
                   5.25%, 7/1/36                                2,038,980
-------------------------------------------------------------------------
                                                             $ 10,561,272
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.4%
-------------------------------------------------------------------------
    $ 1,155        New Jersey Sports and Exposition
                   Authority, (MBIA), 4.50%, 9/1/20          $  1,099,976
-------------------------------------------------------------------------
                                                             $  1,099,976
-------------------------------------------------------------------------
Insured-Transportation -- 16.1%
-------------------------------------------------------------------------
    $ 1,675        Delaware River Port Authority, (FSA),
                   5.20%, 1/1/25                             $  1,698,065
      3,250        Delaware River Port Authority, (FSA),
                   5.20%, 1/1/27                                3,281,395
      5,500        Delaware River Port Authority, (FSA),
                   5.75%, 1/1/26                                5,791,280
      1,500        New Jersey Turnpike Authority, (FGIC),
                   5.00%, 1/1/27                                1,492,770
      2,000        New Jersey Turnpike Authority, (MBIA),
                   6.50%, 1/1/16                                2,374,940
      5,000        New Jersey Turnpike Authority, RITES,
                   (MBIA), Variable Rate, 1/1/16(4)             6,874,650
      5,000        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38              4,778,500
      7,325        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 5.50%, 7/1/36             7,868,149
      7,325        Puerto Rico Highway and Transportation
                   Authority, (XLCA), 5.50%, 7/1/36             7,846,174
-------------------------------------------------------------------------
                                                             $ 42,005,923
-------------------------------------------------------------------------
Insured-Water and Sewer -- 4.2%
-------------------------------------------------------------------------
    $ 1,000        Bayonne, Municipal Utilities Authority,
                   (XCLA), 5.00%, 4/1/24                     $    985,360
      1,200        Bayonne, Municipal Utilities Authority,
                   (XLCA), Variable Rate, 4/1/11(2)(3)            893,340
      2,500        Middlesex County Utilities Authority,
                   (MBIA), 6.25%, 8/15/10                       2,864,500
      2,075        Mount Holly, Municipal Utilities
                   Authority, Sewer Revenue, (MBIA),
                   4.75%, 12/1/28                               1,968,553
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Water and Sewer (continued)
-------------------------------------------------------------------------
    $13,840        North Hudson, Sewer Authority, (MBIA),
                   0.00%, 8/1/25                             $  4,163,764
-------------------------------------------------------------------------
                                                             $ 10,875,517
-------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 3.4%
-------------------------------------------------------------------------
    $   720        Atlantic City, Public Facilities Lease
                   Agreement, 8.875%, 1/15/14                $    941,976
        785        Atlantic City, Public Facilities Lease
                   Agreement, 8.875%, 1/15/15                   1,037,739
      2,591        New Jersey Building Authority, (Garden
                   State Savings Bonds), 0.00%, 6/15/10         1,960,377
      1,650        New Jersey EDA, (Economic Recovery),
                   Contract Lease, 0.00%, 9/15/09               1,317,327
      5,500        New Jersey EDA, (Economic Recovery),
                   Contract Lease, 0.00%, 3/15/13               3,522,420
-------------------------------------------------------------------------
                                                             $  8,779,839
-------------------------------------------------------------------------
Other Revenue -- 2.6%
-------------------------------------------------------------------------
    $ 3,500        New Jersey EDA, (Glimcher Properties
                   REIT), (AMT), 6.00%, 11/1/28              $  3,286,780
      2,000        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 10/1/34(2)(3)      2,420,360
      1,500        Tobacco Settlement Financing Corp.,
                   Variable Rate, 6/1/39(2)(4)                  1,159,065
-------------------------------------------------------------------------
                                                             $  6,866,205
-------------------------------------------------------------------------
Pooled Loans -- 1.5%
-------------------------------------------------------------------------
    $ 6,100        New Jersey Higher Educational Student
                   Loan Bonds, (AMT), 0.00%, 7/1/10          $  3,912,540
-------------------------------------------------------------------------
                                                             $  3,912,540
-------------------------------------------------------------------------
Senior Living / Life Care -- 2.8%
-------------------------------------------------------------------------
    $ 2,650        New Jersey EDA, (Fellowship Village),
                   5.50%, 1/1/18                             $  2,519,514
      2,715        New Jersey EDA, (Fellowship Village),
                   5.50%, 1/1/25                                2,468,804
      3,390        New Jersey EDA, (Forsgate), (AMT),
                   8.625%, 6/1/25(1)                            2,191,466
-------------------------------------------------------------------------
                                                             $  7,179,784
-------------------------------------------------------------------------
Transportation -- 11.3%
-------------------------------------------------------------------------
    $ 3,500        New Jersey Transportation Trust Fund
                   Authority, Variable Rate, 6/15/17(2)(4)   $  3,645,880
      5,000        Port Authority of New York and New
                   Jersey, 5.375%, 3/1/28                       5,140,100

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Transportation (continued)
-------------------------------------------------------------------------
    $19,000        Port Authority of New York and New
                   Jersey, 6.125%, 6/1/94(5)                 $ 20,698,600
-------------------------------------------------------------------------
                                                             $ 29,484,580
-------------------------------------------------------------------------
Water and Sewer -- 2.2%
-------------------------------------------------------------------------
    $ 5,795        New Jersey EDA, (Atlantic City Sewer),
                   (AMT), 5.45%, 4/1/28                      $  5,642,765
-------------------------------------------------------------------------
                                                             $  5,642,765
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.0%
   (identified cost $247,784,709)                            $255,741,150
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.0%                       $  5,244,467
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $260,985,617
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 FSA - Financial Security Assurance Inc.

 FGIC - Financial Guaranty Insurance Company

 AMBAC - AMBAC Financial Group, Inc.

 MBIA - Municipal Bond Insurance Association

 XLCA - XL Capital Assurance

 The Portfolio invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2003, 47.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.7% to 18.3% of total investments.
 (1)  Non-income producing security.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.
 (4)  Security has been issued as an inverse floater bond.
 (5) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 95.7%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Cogeneration -- 5.2%
-------------------------------------------------------------------------
    $ 1,785        Carbon County IDA, (Panther Creek
                   Partners), 6.65%, 5/1/10                  $  1,884,442
      4,500        Pennsylvania EDA, (Colver), (AMT),
                   7.125%, 12/1/15                              4,656,600
      5,000        Pennsylvania EDA, (Northampton
                   Generating), (AMT), 6.50%, 1/1/13            5,073,050
-------------------------------------------------------------------------
                                                             $ 11,614,092
-------------------------------------------------------------------------
Education -- 0.5%
-------------------------------------------------------------------------
    $ 1,100        Lehigh County, General Purpose
                   Authority, (Cedar Crest College),
                   6.70%, 4/1/26                             $  1,140,084
-------------------------------------------------------------------------
                                                             $  1,140,084
-------------------------------------------------------------------------
Electric Utilities -- 1.0%
-------------------------------------------------------------------------
    $ 2,250        York County IDA, Pollution Control,
                   (Public Service Enterprise Group, Inc.),
                   5.50%, 9/1/20                             $  2,193,975
-------------------------------------------------------------------------
                                                             $  2,193,975
-------------------------------------------------------------------------
General Obligations -- 0.4%
-------------------------------------------------------------------------
    $ 1,000        Puerto Rico, 4.75%, 7/1/23                $    925,260
-------------------------------------------------------------------------
                                                             $    925,260
-------------------------------------------------------------------------
Health Care-Miscellaneous -- 2.8%
-------------------------------------------------------------------------
    $ 2,000        Allegheny County IDA, (Residual
                   Resources, Inc.), 6.50%, 9/1/21           $  1,911,940
        750        Allegheny County, (Residential
                   Resources, Inc.), 6.60%, 9/1/31                715,057
      3,500        Chester County HEFA, (Devereux
                   Foundation), 6.00%, 11/1/29                  3,560,235
-------------------------------------------------------------------------
                                                             $  6,187,232
-------------------------------------------------------------------------
Hospital -- 8.2%
-------------------------------------------------------------------------
    $ 3,060        Hazelton Health Service Authority,
                   (Hazelton General Hospital),
                   5.50%, 7/1/27                             $  2,572,787
      1,150        Horizon Hospital Systems Authority,
                   (Horizon Hospital Systems, Inc.),
                   6.35%, 5/15/26                               1,172,195
      2,150        Lebanon County Health Facility
                   Authority, (Good Samaritan Hospital),
                   6.00%, 11/15/35                              2,110,655
      5,000        Lehigh County, General Purpose
                   Authority, (Lehigh Valley Health
                   Network), 5.25%, 7/1/32                      4,666,000
      1,680        McKean, County Hospital Authority,
                   (Bradford Hospital), 6.10%, 10/1/20          1,547,398
      4,100        Pennsylvania HEFA, (UPMC Health System),
                   6.00%, 1/15/31                               4,224,435
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Hospital (continued)
-------------------------------------------------------------------------
    $ 1,885        Washington County Hospital Authority,
                   (Monongahela Hospital), 5.50%, 6/1/17     $  1,907,413
-------------------------------------------------------------------------
                                                             $ 18,200,883
-------------------------------------------------------------------------
Industrial Development Revenue -- 7.3%
-------------------------------------------------------------------------
    $ 5,450        Butler County IDA, (Witco Corp.),
                   5.85%, 12/1/23                            $  4,780,413
        500        Erie IDA, (International Paper), (AMT),
                   5.85%, 12/1/20                                 503,630
      4,000        Franklin County IDA, (Corning, Inc.),
                   6.25%, 8/1/05                                3,915,200
      2,500        New Morgan IDA, (Browning-Ferris
                   Industries, Inc.), (AMT), 6.50%, 4/1/19      2,218,750
      4,450        Pennsylvania, IDA, (Sun Co.), (AMT),
                   7.60%, 12/1/24                               4,696,352
-------------------------------------------------------------------------
                                                             $ 16,114,345
-------------------------------------------------------------------------
Insured-Education -- 1.7%
-------------------------------------------------------------------------
    $ 2,500        Delaware County, (Villanova University),
                   (MBIA), 5.00%, 12/1/28                    $  2,446,050
      1,350        Lycoming County Authority, (Pennsylvania
                   College of Technology), (AMBAC),
                   5.25%, 5/1/32(1)                             1,360,719
-------------------------------------------------------------------------
                                                             $  3,806,769
-------------------------------------------------------------------------
Insured-Electric Utilities -- 5.8%
-------------------------------------------------------------------------
    $10,000        Beaver IDA, (Ohio Edison Co.), (FGIC),
                   7.05%, 10/1/20                            $ 11,224,700
      1,665        Puerto Rico Electric Power Authority,
                   (MBIA), Variable Rate, 7/1/29(2)(3)          1,729,302
-------------------------------------------------------------------------
                                                             $ 12,954,002
-------------------------------------------------------------------------
Insured-Escrowed / Prerefunded -- 6.0%
-------------------------------------------------------------------------
    $ 1,250        Montgomery County HEFA, (Pottstown
                   Healthcare Corp.), (FSA), Prerefunded to
                   1/1/09, 5.00%, 1/1/27                     $  1,372,562
      5,000        Philadelphia HEFA, (Pennsylvania
                   Hospital), (FGIC), Prerefunded to
                   2/15/04, Variable Rate, 3/6/12(4)            5,349,500
      4,845        Westmoreland Municipal Authority,
                   (FGIC), Escrowed to Maturity,
                   0.00%, 8/15/19                               2,106,897
      5,400        Westmoreland Municipal Authority,
                   (FGIC), Escrowed to Maturity,
                   0.00%, 8/15/20                               2,196,342
      5,780        Westmoreland Municipal Authority,
                   (FGIC), Escrowed to Maturity,
                   0.00%, 8/15/20                               2,350,899
-------------------------------------------------------------------------
                                                             $ 13,376,200
-------------------------------------------------------------------------
Insured-General Obligations -- 20.4%
-------------------------------------------------------------------------
    $ 1,000        Butler School District, (FGIC),
                   5.00%, 10/1/26                            $    988,440

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-General Obligations (continued)
-------------------------------------------------------------------------
    $ 2,170        Elizabeth Forward School District,
                   (MBIA), 0.00%, 9/1/20                     $    887,899
      2,170        Elizabeth Forward School District,
                   (MBIA), 0.00%, 9/1/21                          830,850
      2,170        Elizabeth Forward School District,
                   (MBIA), 0.00%, 9/1/22                          777,706
      2,170        Elizabeth Forward School District,
                   (MBIA), 0.00%, 9/1/23                          729,836
      4,350        Erie School District, (AMBAC),
                   0.00%, 9/1/30                                  949,344
      2,500        Erie School District, (MBIA),
                   0.00%, 5/1/19                                1,103,575
      2,625        Erie School District, (MBIA),
                   0.00%, 5/1/20                                1,084,072
      2,625        Erie School District, (MBIA),
                   0.00%, 5/1/21                                1,014,195
      3,625        Erie School District, (MBIA),
                   0.00%, 5/1/22                                1,313,047
      1,075        Greater Nanticoke Area School District,
                   (MBIA), 0.00%, 10/15/28                        256,850
      1,075        Greater Nanticoke Area School District,
                   (MBIA), 0.00%, 10/15/29                        242,423
      2,365        Harrisburg, (AMBAC), 0.00%, 3/15/17          1,204,329
      5,175        Hazelton School District, (FGIC),
                   0.00%, 3/1/21                                2,034,707
      1,000        Hopewell School District, (FSA),
                   0.00%, 9/1/22                                  357,060
      2,000        Hopewell School District, (FSA),
                   0.00%, 9/1/26                                  547,740
        585        Lancaster, (FGIC), 4.50%, 5/1/28               531,186
      1,430        Mars Area School District, (MBIA),
                   0.00%, 3/1/14                                  866,494
      1,000        McGuffey School District, (AMBAC),
                   4.75%, 8/1/28                                  944,520
      5,400        Northampton County, (FSA),
                   5.25%, 10/1/30                               5,452,434
      3,500        Philadelphia, (FSA), 5.00%, 9/15/31          3,414,635
      2,530        Philadelphia, (FSA), 5.00%, 3/15/28          2,498,451
      3,355        Philadelphia, (FSA), 5.25%, 9/15/25          3,393,650
      2,150        Philadelphia, School District, (FSA),
                   5.50%, 2/1/31                                2,218,456
      1,750        Puerto Rico General Obligation, (FSA),
                   5.125%, 7/1/30                               1,770,580
      3,300        Puerto Rico General Obligation, (FSA),
                   Variable Rate, 7/1/27(2)(3)                  3,479,190
        500        Puerto Rico General Obligation, (MBIA),
                   Variable Rate, 7/1/20(2)(3)                    643,510
        655        Rochester Area School District, (AMBAC),
                   0.00%, 5/1/10                                  506,754
      4,000        Spring Ford School District, (FGIC),
                   4.75%, 3/1/25                                3,820,400
      1,400        Upper Darby School District, (AMBAC),
                   5.00%, 5/1/19                                1,418,032
-------------------------------------------------------------------------
                                                             $ 45,280,365
-------------------------------------------------------------------------
Insured-Hospital -- 4.5%
-------------------------------------------------------------------------
    $ 3,750        Allegheny County Hospital Authority,
                   (Magee-Womens Hospital), (FGIC),
                   0.00%, 10/1/15                            $  2,044,125
      1,400        Armstrong County Hospital Authority,
                   (Saint Francis Health Care), (AMBAC),
                   6.25%, 6/1/13                                1,419,418
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Hospital (continued)
-------------------------------------------------------------------------
    $ 4,000        Pennsylvania Higher Educational
                   Facilities Authority, (UPMC Health
                   System), (FSA), 5.00%, 8/1/29             $  3,878,320
      1,250        Sharon Health System Authority, (Sharon
                   Regional Health System), (MBIA),
                   5.00%, 12/1/28                               1,217,675
      1,310        Washington County Hospital Authority,
                   (Washington Hospital), (AMBAC),
                   5.50%, 7/1/17                                1,414,014
-------------------------------------------------------------------------
                                                             $  9,973,552
-------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 0.3%
-------------------------------------------------------------------------
    $   500        Puerto Rico Public Finance Corp.,
                   (AMBAC), Variable Rate, 12/1/19(2)(3)     $    552,615
-------------------------------------------------------------------------
                                                             $    552,615
-------------------------------------------------------------------------
Insured-Transportation -- 5.7%
-------------------------------------------------------------------------
    $ 2,000        Allegheny County Port Authority, (FGIC),
                   5.00%, 3/1/29                             $  1,956,120
      2,000        Pennsylvania Turnpike Commission,
                   (AMBAC), 4.75%, 12/1/27                      1,899,440
      1,000        Pennsylvania Turnpike Commission,
                   (AMBAC), 5.00%, 12/1/30                        981,660
      4,750        Pennsylvania Turnpike Commission,
                   (AMBAC), 5.00%, 7/15/41                      4,566,650
      2,000        Puerto Rico Highway and Transportation
                   Authority, (CIFG), 5.00%, 7/1/23             2,019,400
        865        Puerto Rico Highway and Transportation
                   Authority, (MBIA), Variable Rate,
                   1/1/19(2)(3)                                 1,168,399
-------------------------------------------------------------------------
                                                             $ 12,591,669
-------------------------------------------------------------------------
Insured-Utility -- 2.6%
-------------------------------------------------------------------------
    $ 5,960        Philadelphia Gas Works Revenue, (FSA),
                   5.00%, 7/1/28                             $  5,798,365
-------------------------------------------------------------------------
                                                             $  5,798,365
-------------------------------------------------------------------------
Insured-Water and Sewer -- 7.8%
-------------------------------------------------------------------------
    $ 3,000        Allegheny County Sanitation Authority,
                   (MBIA), 5.50%, 12/1/30                    $  3,076,800
      3,500        Harrisburg Authority Water Revenue,
                   (FSA), 5.00%, 7/15/24                        3,466,295
      1,000        Harrisburg Authority Water Revenue,
                   (FSA), 5.00%, 7/15/29                          977,930
      1,750        Lower Moreland Township Authority, Sewer
                   Revenue, (FSA), 5.00%, 8/1/29                1,711,395
      2,150        Philadelphia Water and Wastewater,
                   (FGIC), 5.00%, 11/1/31                       2,106,807
      2,500        Philadelphia Water and Wastewater,
                   (FGIC), Variable Rate, 11/1/31(2)(4)         2,349,325

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Water and Sewer (continued)
-------------------------------------------------------------------------
    $ 3,500        Pittsburgh Water and Sewer Authority,
                   (AMBAC), 5.125%, 12/1/27                  $  3,505,180
-------------------------------------------------------------------------
                                                             $ 17,193,732
-------------------------------------------------------------------------
Nursing Home -- 3.9%
-------------------------------------------------------------------------
    $ 2,000        Allegheny County HDA, (Villa St.
                   Joseph), 6.00%, 8/15/28                   $  1,647,740
      1,230        Chartiers Valley, IDA, (Beverly
                   Enterprises, Inc.), 5.375%, 6/1/07           1,201,169
      1,510        Green County IDA, (Beverly Enterprises,
                   Inc.), 5.75%, 3/1/13                         1,344,821
      3,215        Montgomery IDA, (Advancement of
                   Geriatric Health Care Institute),
                   8.375%, 7/1/23                               3,119,482
      1,335        Westmoreland County IDA, (Highland
                   Health Systems, Inc.), 9.25%, 6/1/22         1,360,378
-------------------------------------------------------------------------
                                                             $  8,673,590
-------------------------------------------------------------------------
Senior Living / Life Care -- 10.9%
-------------------------------------------------------------------------
    $ 1,210        Bucks County IDA, (Pennswood),
                   6.00%, 10/1/27                            $  1,216,740
      5,000        Chester IDA, (Senior Life Choice of
                   Kimberton), (AMT), 8.50%, 9/1/25             5,192,700
      2,525        Chester IDA, (Senior Life Choice of
                   Paoli, L.P.), (AMT), 8.05%, 1/1/24           2,570,501
      1,960        Cliff House Trust, (AMT),
                   6.625%, 6/1/27                               1,651,182
      1,700        Crawford County Hospital Authority,
                   (Wesbury United Methodist Community),
                   6.25%, 8/15/29                               1,606,092
      4,050        Delaware County, (White Horse Village),
                   7.50%, 7/1/18                                4,169,880
      2,565        Delaware IDA, (Glen Riddle), (AMT),
                   8.625%, 9/1/25                               2,691,018
      1,870        Grove City, Area Hospital Authority,
                   (Grove Manor), 6.625%, 8/15/29               1,804,849
      1,835        Lancaster County, Hospital Authority,
                   (Willow Valley Retirement Communities),
                   5.875%, 6/1/31                               1,836,615
        500        Montgomery County Higher Education and
                   Health Authority, (Faulkeways at
                   Gwynedd), 6.75%, 11/15/24                      521,100
      1,100        Philadelphia HEFA, (The Philadelphia
                   Protestant Home), 6.50%, 7/1/27              1,035,287
-------------------------------------------------------------------------
                                                             $ 24,295,964
-------------------------------------------------------------------------
Transportation -- 1.2%
-------------------------------------------------------------------------
    $ 1,000        Delaware River Joint Toll Bridge
                   Commission, 5.00%, 7/1/28                 $    961,400
      1,000        Erie Municipal Airport Authority, (AMT),
                   5.875%, 7/1/16                                 960,620
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Transportation (continued)
-------------------------------------------------------------------------
    $   750        Pennsylvania EDA, (Amtrak), (AMT),
                   6.25%, 11/1/31                            $    723,915
-------------------------------------------------------------------------
                                                             $  2,645,935
-------------------------------------------------------------------------
Total Tax-Exempt Investments
   (identified cost $208,076,679)                            $213,518,629
-------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 2.7%

                                          PRINCIPAL AMOUNT
                                          (000'S OMITTED)   VALUE
------------------------------------------------------------------------
Chester County IDA, (Archdiocese of
Philadelphia), Variable Rate, 7/1/31          $ 1,500       $  1,500,000
Pennsylvania Educational Facilties
Authority, (Muhlenberg College),
Variable Rate, 11/1/31                          3,500          3,500,000
------------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $5,000,000)                          $  5,000,000
------------------------------------------------------------------------
Total Investments -- 98.4%
   (identified cost $213,076,679)                           $218,518,629
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.6%                      $  3,480,240
------------------------------------------------------------------------
Net Assets -- 100.0%                                        $221,998,869
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
 FSA - Financial Security Assurance Inc.
 FGIC - Financial Guaranty Insurance Company
 AMBAC - AMBAC Financial Group, Inc.
 MBIA - Municipal Bond Insurance Association
 CIFG - CDC IXIS Financial Guaranty North America, Inc.
 The Portfolio invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2003, 55.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.9% to 18.5% of total investments.
 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.
 (4)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JULY 31, 2003

                                      ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                       $64,024,616        $35,967,519          $141,206,011          $63,506,748
   Unrealized appreciation                 1,731,871            281,460             5,198,614            5,894,931
----------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                    $65,756,487        $36,248,979          $146,404,625          $69,401,679
----------------------------------------------------------------------------------------------------------------------
Cash                                     $ 1,302,415        $    55,312          $         --          $   614,447
Receivable for investments sold            1,020,000            271,617             1,025,000              147,385
Interest receivable                          541,183            407,348             1,640,878              827,806
Receivable for daily variation
   margin on open financial
   futures contracts                         180,500             90,516               202,495              145,318
Prepaid expenses                                  48                 36                   102                   44
----------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                             $68,800,633        $37,073,808          $149,273,100          $71,136,679
----------------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------------
Demand note payable                      $        --        $        --          $    800,000          $        --
Due to bank                                       --                 --                71,890                   --
Accrued expenses                              29,391             24,644                33,721               30,173
----------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                        $    29,391        $    24,644          $    905,611          $    30,173
----------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                 $68,771,242        $37,049,164          $148,367,489          $71,106,506
----------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals         $66,044,290        $36,647,017          $142,905,018          $65,021,723
Net unrealized appreciation
   (computed on the basis of
   identified cost)                        2,726,952            402,147             5,462,471            6,084,783
----------------------------------------------------------------------------------------------------------------------
TOTAL                                    $68,771,242        $37,049,164          $148,367,489          $71,106,506
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JULY 31, 2003

                                      MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO
-------------------------------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                        $48,016,338          $247,784,709           $213,076,679
   Unrealized appreciation                    753,218             7,956,441              5,441,950
-------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                     $48,769,556          $255,741,150           $218,518,629
-------------------------------------------------------------------------------------------------------
Cash                                      $    28,279          $    701,968           $     74,905
Receivable for investments sold               973,000                    --                 45,000
Interest receivable                           715,746             3,525,188              2,824,544
Receivable for daily variation
   margin on open financial
   futures contracts                          237,500             1,068,750                589,000
Receivable for open swap contracts             57,836                    --                     --
Prepaid expenses                                   36                   186                    224
-------------------------------------------------------------------------------------------------------
TOTAL ASSETS                              $50,781,953          $261,037,242           $222,052,302
-------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------
Demand note payable                       $   200,000          $         --           $         --
Due to broker for swap payments               138,532                    --                     --
Accrued expenses                               27,283                51,625                 53,433
-------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                         $   365,815          $     51,625           $     53,433
-------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $50,416,138          $260,985,617           $221,998,869
-------------------------------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals          $48,338,092          $247,346,047           $213,307,292
Net unrealized appreciation
   (computed on the basis of
   identified cost)                         2,078,046            13,639,570              8,691,577
-------------------------------------------------------------------------------------------------------
TOTAL                                     $50,416,138          $260,985,617           $221,998,869
-------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JULY 31, 2003

                                      ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------------------------------------------
Interest                                 $ 4,039,192        $ 2,057,208           $ 8,161,410          $ 4,300,290
----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                  $ 4,039,192        $ 2,057,208           $ 8,161,410          $ 4,300,290
----------------------------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------------------------------
Investment adviser fee                   $   241,360        $    85,107           $   612,758          $   260,747
Trustees fees and expenses                     6,386              1,728                11,417                6,479
Legal and accounting services                 23,125             22,479                27,750               24,604
Custodian fee                                 48,425             27,740                71,748               55,211
Miscellaneous                                  7,459              7,778                11,432                6,521
----------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                           $   326,755        $   144,832           $   735,105          $   353,562
----------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee            $     9,510        $     5,842           $        --          $     9,062
----------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                 $     9,510        $     5,842           $        --          $     9,062
----------------------------------------------------------------------------------------------------------------------

NET EXPENSES                             $   317,245        $   138,990           $   735,105          $   344,500
----------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                    $ 3,721,947        $ 1,918,218           $ 7,426,305          $ 3,955,790
----------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)            $   181,396        $   394,668           $   436,922          $  (291,818)
   Financial futures contracts            (1,134,162)          (429,154)             (706,590)          (1,112,650)
----------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                        $  (952,766)       $   (34,486)          $  (269,668)         $(1,404,468)
----------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                             $(1,592,770)       $(1,131,958)          $(3,067,980)         $  (491,088)
   Financial futures contracts             1,188,815            281,927               627,266              457,957
----------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)           $  (403,955)       $  (850,031)          $(2,440,714)         $   (33,131)
----------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS         $(1,356,721)       $  (884,517)          $(2,710,382)         $(1,437,599)
----------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $ 2,365,226        $ 1,033,701           $ 4,715,923          $ 2,518,191
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JULY 31, 2003

                                      MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO
-------------------------------------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------------------------------------
Interest                                  $ 2,877,320          $15,904,403            $13,961,207
-------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 2,877,320          $15,904,403            $13,961,207
-------------------------------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------------------------------
Investment adviser fee                    $   146,699          $ 1,191,871            $ 1,005,221
Trustees fees and expenses                      5,871               15,531                 13,042
Legal and accounting services                  23,055               43,573                 42,494
Custodian fee                                  35,111              138,696                112,727
Miscellaneous                                   8,279               27,028                 22,357
-------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                            $   219,015          $ 1,416,699            $ 1,195,841
-------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee             $     9,140          $        --            $        --
-------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     9,140          $        --            $        --
-------------------------------------------------------------------------------------------------------

NET EXPENSES                              $   209,875          $ 1,416,699            $ 1,195,841
-------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                     $ 2,667,445          $14,487,704            $12,765,366
-------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)             $   272,463          $(1,726,533)           $(6,020,566)
   Financial futures contracts             (1,705,221)          (6,616,946)            (3,401,951)
   Interest rate swap contracts              (138,532)                  --                     --
-------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                         $(1,571,290)         $(8,343,479)           $(9,422,517)
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                              $(1,167,475)         $(5,076,841)           $ 1,463,717
   Financial futures contracts              1,577,414            6,725,711              3,830,829
   Interest rate swap contracts               109,607                   --                     --
-------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $   519,546          $ 1,648,870            $ 5,294,546
-------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(1,051,744)         $(6,694,609)           $(4,127,971)
-------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 1,615,701          $ 7,793,095            $ 8,637,395
-------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2003

INCREASE (DECREASE) IN NET ASSETS     ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                $  3,721,947        $ 1,918,218          $  7,426,305          $  3,955,790
   Net realized loss                        (952,766)           (34,486)             (269,668)           (1,404,468)
   Net change in unrealized
      appreciation (depreciation)           (403,955)          (850,031)           (2,440,714)              (33,131)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                           $  2,365,226        $ 1,033,701          $  4,715,923          $  2,518,191
----------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                        $  8,544,425        $ 5,459,235          $ 16,650,520          $  5,031,989
   Withdrawals                           (12,746,995)        (5,946,277)          (24,135,741)          (13,125,967)
----------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                 $ (4,202,570)       $  (487,042)         $ (7,485,221)         $ (8,093,978)
----------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                               $ (1,837,344)       $   546,659          $ (2,769,298)         $ (5,575,787)
----------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------
At beginning of year                    $ 70,608,586        $36,502,505          $151,136,787          $ 76,682,293
----------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                          $ 68,771,242        $37,049,164          $148,367,489          $ 71,106,506
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2003

INCREASE (DECREASE) IN NET ASSETS     MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO
-------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $ 2,667,445          $ 14,487,704           $ 12,765,366
   Net realized loss                       (1,571,290)           (8,343,479)            (9,422,517)
   Net change in unrealized
      appreciation (depreciation)             519,546             1,648,870              5,294,546
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 1,615,701          $  7,793,095           $  8,637,395
-------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $ 7,065,967          $ 26,429,810           $ 20,423,743
   Withdrawals                             (9,872,835)          (41,003,267)           (34,240,997)
-------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $(2,806,868)         $(14,573,457)          $(13,817,254)
-------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $(1,191,167)         $ (6,780,362)          $ (5,179,859)
-------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------
At beginning of year                      $51,607,305          $267,765,979           $227,178,728
-------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $50,416,138          $260,985,617           $221,998,869
-------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2002

INCREASE (DECREASE) IN NET ASSETS     ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                $  3,745,528        $ 1,625,026          $  7,361,448          $  4,272,310
   Net realized gain (loss)                 (114,047)            90,556                64,184              (311,116)
   Net change in unrealized
      appreciation (depreciation)            376,938            (50,054)               29,195               400,090
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                           $  4,008,419        $ 1,665,528          $  7,454,827          $  4,361,284
----------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                        $  8,838,235        $11,695,540          $ 23,944,160          $  6,100,461
   Withdrawals                           (14,165,350)        (7,654,517)          (19,261,517)          (14,881,576)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL TRANSACTIONS     $ (5,327,115)       $ 4,041,023          $  4,682,643          $ (8,781,115)
----------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                               $ (1,318,696)       $ 5,706,551          $ 12,137,470          $ (4,419,831)
----------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------
At beginning of year                    $ 71,927,282        $30,795,954          $138,999,317          $ 81,102,124
----------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                          $ 70,608,586        $36,502,505          $151,136,787          $ 76,682,293
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2002

INCREASE (DECREASE) IN NET ASSETS     MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO
-------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $ 2,839,437          $ 14,994,247           $ 13,852,474
   Net realized gain (loss)                   225,153               770,980             (2,602,378)
   Net change in unrealized
      appreciation (depreciation)            (851,650)           (1,784,994)             2,081,264
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 2,212,940          $ 13,980,233           $ 13,331,360
-------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $ 7,469,741          $ 30,201,001           $ 20,021,542
   Withdrawals                             (7,707,050)          (34,617,419)           (36,387,335)
-------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $  (237,309)         $ (4,416,418)          $(16,365,793)
-------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                                 $ 1,975,631          $  9,563,815           $ (3,034,433)
-------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------
At beginning of year                      $49,631,674          $258,202,164           $230,213,161
-------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $51,607,305          $267,765,979           $227,178,728
-------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       ARIZONA PORTFOLIO
                                  -----------------------------------------------------------
                                                      YEAR ENDED JULY 31,
                                  -----------------------------------------------------------
                                    2003        2002(1)        2001        2000        1999
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.45%         0.44%        0.47%       0.52%       0.49%
   Expenses after custodian
      fee reduction                  0.44%         0.44%        0.45%       0.51%       0.48%
   Net investment income             5.21%         5.39%        5.73%       5.67%       5.21%
Portfolio Turnover                      6%           27%          26%         25%         38%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                      3.32%         6.08%          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $68,771       $70,609      $71,927     $73,624     $94,333
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.38% to 5.39%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      COLORADO PORTFOLIO
                                  -----------------------------------------------------------
                                                      YEAR ENDED JULY 31,
                                  -----------------------------------------------------------
                                    2003        2002(1)        2001        2000        1999
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.39%         0.41%        0.45%       0.39%       0.39%
   Expenses after custodian
      fee reduction                  0.37%         0.39%        0.41%       0.36%       0.35%
   Net investment income             5.11%         5.40%        5.47%       5.85%       5.36%
Portfolio Turnover                     21%           18%          18%         14%         33%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                      2.81%         5.58%          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)                $37,049       $36,503      $30,796     $30,620     $37,874
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.38% to 5.40%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       CONNECTICUT PORTFOLIO
                                  ---------------------------------------------------------------
                                                        YEAR ENDED JULY 31,
                                  ---------------------------------------------------------------
                                    2003         2002(1)        2001         2000         1999
-------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.48%         0.50%         0.51%        0.50%        0.50%
   Expenses after custodian
      fee reduction                   0.48%         0.48%         0.48%        0.48%        0.48%
   Net investment income              4.84%         5.08%         5.31%        5.53%        5.15%
Portfolio Turnover                      19%           22%           14%          20%          18%
-------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                       3.06%         5.23%           --           --           --
-------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $148,367      $151,137      $138,999     $133,137     $157,894
-------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.07% to 5.08%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       MICHIGAN PORTFOLIO
                                  ------------------------------------------------------------
                                                      YEAR ENDED JULY 31,
                                  ------------------------------------------------------------
                                    2003        2002(1)        2001        2000        1999
----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.47%         0.45%        0.48%       0.52%        0.49%
   Expenses after custodian
      fee reduction                  0.46%         0.45%        0.47%       0.52%        0.48%
   Net investment income             5.25%         5.41%        5.48%       5.67%        5.10%
Portfolio Turnover                     12%            7%           8%         30%          31%
----------------------------------------------------------------------------------------------
TOTAL RETURN(2)                      3.30%         5.65%          --          --           --
----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $71,107       $76,682      $81,102     $85,576     $109,463
----------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.40% to 5.41%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      MINNESOTA PORTFOLIO
                                  -----------------------------------------------------------
                                                      YEAR ENDED JULY 31,
                                  -----------------------------------------------------------
                                    2003        2002(1)        2001        2000        1999
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.43%         0.41%        0.47%       0.45%       0.46%
   Expenses after custodian
      fee reduction                  0.41%         0.39%        0.42%       0.43%       0.44%
   Net investment income             5.19%         5.76%        5.65%       5.81%       5.28%
Portfolio Turnover                     15%           26%          17%         12%         19%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                      3.20%         4.68%          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $50,416       $51,607      $49,632     $48,848     $60,393
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.74% to 5.76%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       NEW JERSEY PORTFOLIO
                                  ---------------------------------------------------------------
                                                        YEAR ENDED JULY 31,
                                  ---------------------------------------------------------------
                                    2003         2002(1)        2001         2000         1999
-------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.52%         0.52%         0.55%        0.54%        0.53%
   Expenses after custodian
      fee reduction                   0.52%         0.52%         0.54%        0.54%        0.52%
   Net investment income              5.36%         5.76%         5.76%        5.91%        5.39%
Portfolio Turnover                      15%           26%           20%          26%          32%
-------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                       2.86%         5.55%           --           --           --
-------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $260,986      $267,766      $258,202     $248,400     $309,333
-------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.75% to 5.76%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      PENNSYLVANIA PORTFOLIO
                                  ---------------------------------------------------------------
                                                        YEAR ENDED JULY 31,
                                  ---------------------------------------------------------------
                                    2003         2002(1)        2001         2000         1999
-------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.52%         0.54%         0.55%        0.58%        0.54%
   Expenses after custodian
      fee reduction                   0.52%         0.52%         0.51%        0.58%        0.50%
   Net investment income              5.60%         6.05%         5.97%        5.92%        5.49%
Portfolio Turnover                      23%           15%           15%          18%          27%
-------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                       3.90%         5.96%           --           --           --
-------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $221,999      $227,179      $230,213     $237,692     $314,873
-------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets by less than 0.01%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Arizona Municipals Portfolio (Arizona Portfolio), Colorado Municipals Portfolio (Colorado Portfolio), Connecticut Municipals Portfolio (Connecticut Portfolio), Michigan Municipals Portfolio (Michigan Portfolio), Minnesota Municipals Portfolio (Minnesota Portfolio), New Jersey Municipals Portfolio (New Jersey Portfolio) and Pennsylvania Municipals Portfolio (Pennsylvania Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Portfolios seek to achieve current income, exempt from regular federal income tax and from particular state or local income or other taxes, by investing primarily in investment grade municipal obligations. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. At July 31, 2003, Eaton Vance Arizona Municipals Fund, Eaton Vance Colorado Municipals Fund, Eaton Vance Connecticut Municipals Fund, Eaton Vance Michigan Municipals Fund, Eaton Vance Minnesota Municipals Fund, Eaton Vance New Jersey Municipals Fund and Eaton Vance Pennsylvania Municipals Fund held an approximate 99.9% interest in its corresponding Portfolio. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

 C Federal Taxes -- The Portfolios are treated as partnerships for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since the Portfolios' investors are primarily regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

 F Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 G When-Issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are market-to-market daily and begin earning interest on settlement date.

 H Interest Rate Swaps -- A Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolio makes bi-annual payments at a fixed interest rate. In exchange, a Portfolio receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

 I Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 J Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statements of Operations.

 K Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended July 31, 2003, each Portfolio paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT      EFFECTIVE RATE*
    ---------------------------------------------------------------------
    Arizona                                   $  241,360            0.34%
    Colorado                                      85,107            0.23%
    Connecticut                                  612,758            0.40%
    Michigan                                     260,747            0.35%
    Minnesota                                    146,699            0.29%
    New Jersey                                 1,191,871            0.44%
    Pennsylvania                               1,005,221            0.44%

 *    As a percentage of average daily net assets.

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Trustees of the Portfolios who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 2003, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolios are officers of the above organizations.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, purchased options and short-term obligations, for the year ended July 31, 2003 were as follows:

    ARIZONA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 4,465,284
    Sales                                       7,402,145
    COLORADO PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 8,222,405
    Sales                                       7,652,201
    CONNECTICUT PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $32,009,050
    Sales                                      28,512,402

    MICHIGAN PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 8,768,099
    Sales                                      14,435,711
    MINNESOTA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 7,722,593
    Sales                                       8,837,795
    NEW JERSEY PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $38,737,247
    Sales                                      46,866,131
    PENNSYLVANIA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $55,665,739
    Sales                                      50,705,130

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at July 31, 2003, as computed on a federal income tax basis, are as follows:

    ARIZONA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 64,008,589
    ------------------------------------------------------
    Gross unrealized appreciation             $  4,788,005
    Gross unrealized depreciation               (3,040,107)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,747,898
    ------------------------------------------------------

    COLORADO PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 35,947,838
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,138,737
    Gross unrealized depreciation                 (837,596)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    301,141
    ------------------------------------------------------

    CONNECTICUT PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $141,146,394
    ------------------------------------------------------
    Gross unrealized appreciation             $  6,827,664
    Gross unrealized depreciation               (1,569,433)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  5,258,231
    ------------------------------------------------------

    MICHIGAN PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 63,459,706
    ------------------------------------------------------
    Gross unrealized appreciation             $  6,102,051
    Gross unrealized depreciation                 (160,078)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  5,941,973
    ------------------------------------------------------

    MINNESOTA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 47,957,081
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,686,808
    Gross unrealized depreciation                 (874,333)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    812,475
    ------------------------------------------------------

    NEW JERSEY PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $247,737,874
    ------------------------------------------------------
    Gross unrealized appreciation             $ 13,466,820
    Gross unrealized depreciation               (5,463,544)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  8,003,276
    ------------------------------------------------------

    PENNSYLVANIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $212,958,153
    ------------------------------------------------------
    Gross unrealized appreciation             $  9,541,472
    Gross unrealized depreciation               (3,980,996)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  5,560,476
    ------------------------------------------------------

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and their affiliates in a committed $150 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. At July 31, 2003, the Connecticut Portfolio and Minnesota Portfolio had a balance outstanding pursuant to this line of credit of $800,000 and $200,000, respectively. The Portfolios did not have any significant borrowings or allocated fees during the year ended July 31, 2003.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts, options on financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at July 31, 2003 is as follows:

                                           FUTURES CONTRACTS
    ------------------------------------------------------------------------------------------------
                                    EXPIRATION                                        NET UNREALIZED
    PORTFOLIO                       DATE        CONTRACTS                 POSITION     APPRECIATION
    ------------------------------------------------------------------------------------------------
    Arizona                         9/03        76 U.S. Treasury Bond     Short         $  995,081
    ------------------------------------------------------------------------------------------------
    Colorado                        9/03        47 U.S. Treasury Bond     Short         $  120,687
    ------------------------------------------------------------------------------------------------
    Connecticut                     9/03        106 U.S. Treasury Bond    Short         $  263,857
    ------------------------------------------------------------------------------------------------
    Michigan                        9/03        76 U.S. Treasury Bond     Short         $  189,852
    ------------------------------------------------------------------------------------------------
    Minnesota                       9/03        100 U.S. Treasury Bond    Short         $1,266,992
    ------------------------------------------------------------------------------------------------
    New Jersey                      9/03        450 U.S. Treasury Bond    Short         $5,683,129
    ------------------------------------------------------------------------------------------------
    Pennsylvania                    9/03        248 U.S. Treasury Bond    Short         $3,249,627

   At July 31, 2003, the Portfolios had sufficient cash and/or securities to cover margin requirements on open futures contracts.

   At July 31, 2003, the Minnesota Portfolio has entered into an interest rate swap agreement with JP Morgan Chase Bank whereby the Portfolio makes bi-annual payments at a fixed rate equal to 5.223% on the notional amount of $1,000,000. In exchange, the Portfolio receives payments at a rate equal to the Bond Market Association Municipal Swap Index on the same notional amount. The value of the contract, which terminates November 1, 2022, is recorded as a receivable for open swap contracts of $57,836 at July 31, 2003.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

7 Interestholder Meeting (Unaudited)
--------------------------------------------------------------------------------
   Each Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                              JESSICA M.  DONALD R.  JAMES B.  SAMUEL L.   WILLIAM H.  NORTON H.  LYNN A.
    PORTFOLIO                                 BIBLIOWICZ   DWIGHT     HAWKES   HAYES, III     PARK      REAMER     STOUT
    ---------------------------------------------------------------------------------------------------------------------
    Arizona Portfolio
       Affirmative                                 98%        99%        99%        99%         99%        99%       99%
       Withhold                                     2%         1%         1%         1%          1%         1%        1%
    Colorado Portfolio
       Affirmative                                 95%        95%        95%        95%         95%        95%       95%
       Withhold                                     5%         5%         5%         5%          5%         5%        5%
    Connecticut Portfolio
       Affirmative                                 98%        98%        98%        98%         98%        98%       98%
       Withhold                                     2%         2%         2%         2%          2%         2%        2%
    Michigan Portfolio
       Affirmative                                 98%        98%        98%        98%         98%        98%       98%
       Withhold                                     2%         2%         2%         2%          2%         2%        2%
    Minnesota Portfolio
       Affirmative                                 98%        98%        98%        98%         98%        98%       98%
       Withhold                                     2%         2%         2%         2%          2%         2%        2%
    New Jersey Portfolio
       Affirmative                                 99%        99%        99%        99%         99%        99%       99%
       Withhold                                     1%         1%         1%         1%          1%         1%        1%
    Pennsylvania Portfolio
       Affirmative                                 99%        99%        99%        99%         99%        99%       99%
       Withhold                                     1%         1%         1%         1%          1%         1%        1%

   Results are rounded to the nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolios.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF ARIZONA MUNICIPALS PORTFOLIO, COLORADO MUNICIPALS PORTFOLIO, CONNECTICUT MUNICIPALS PORTFOLIO, MICHIGAN MUNICIPALS PORTFOLIO, MINNESOTA MUNICIPALS PORTFOLIO, NEW JERSEY MUNICIPALS PORTFOLIO AND PENNSYLVANIA MUNICIPALS
PORTFOLIO:
---------------------------------------------

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Arizona Municipals Portfolio, Colorado Municipals Portfolio, Connecticut Municipals Portfolio, Michigan Municipals Portfolio, Minnesota Municipals Portfolio, New Jersey Municipals Portfolio and Pennsylvania Municipals Portfolio (the "Portfolios") as of July 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for the years ended July 31, 2003 and 2002 and supplementary data for each of the years in the five year period ended July 31, 2003. These financial statements and supplementary data are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on the financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at July 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Arizona Municipals Portfolio, Colorado Municipals Portfolio, Connecticut Municipals Portfolio, Michigan Municipals Portfolio, Minnesota Municipals Portfolio, New Jersey Municipals Portfolio and Pennsylvania Municipals Portfolio at July 31, 2003, the results of their operations, the changes in their net assets and their supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
September 5, 2003

EATON VANCE MUNICIPALS FUNDS

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Municipals Trust, (the Trust), Arizona Municipals Portfolio (Arizona Portfolio), Colorado Municipals Portfolio (Colorado Portfolio), Connecticut Municipals Portfolio (Connecticut Portfolio), Michigan Municipals Portfolio (Michigan Portfolio), Minnesota Municipals Portfolio (Minnesota Portfolio), New Jersey Municipals Portfolio (New Jersey Portfolio) and Pennsylvania Municipals Portfolio (Pennsylvania Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolios' affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolios' placement agent and a wholly-owned subsidiary of EVM.

                         POSITION(S)
                           WITH THE          TERM OF                                 NUMBER OF PORTFOLIOS
                          TRUST AND         OFFICE AND                                 IN FUND COMPLEX
       NAME AND              THE            LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
     DATE OF BIRTH        PORTFOLIOS         SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 ----------------------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE(S)

 Jessica M. Bibliowicz     Trustee          Since 1998      President and Chief              193                    None
 11/28/59                                                   Executive Officer of
                                                            National Financial
                                                            Partners (financial
                                                            services company)
                                                            (since April 1999).
                                                            President and Chief
                                                            Operating Officer of
                                                            John A. Levin & Co.
                                                            (registered investment
                                                            adviser) (July 1997 to
                                                            April 1999) and a
                                                            Director of Baker,
                                                            Fentress & Company,
                                                            which owns John A.
                                                            Levin & Co. (July 1997
                                                            to April 1999).
                                                            Ms. Bibliowicz is an
                                                            interested person
                                                            because of her
                                                            affiliation with a
                                                            brokerage firm.

 James B. Hawkes         Trustee and     Trustee and Vice   Chairman, President and          193              Director of EVC
 11/19/41               Vice President   President of the   Chief Executive Officer
                                        Trust since 1985;   of BMR, EVC, EVM and
                                        of the Portfolios   EV; Director of EV;
                                            since 1992      Vice President and
                                                            Director of EVD.
                                                            Trustee and/or officer
                                                            of 193 registered
                                                            investment companies in
                                                            the Eaton Vance Fund
                                                            Complex. Mr. Hawkes is
                                                            an interested person
                                                            because of his
                                                            positions with BMR,
                                                            EVM, EVC and EV, which
                                                            are affiliates of the
                                                            Trust and Portfolios.

                         POSITION(S)
                           WITH THE          TERM OF                                 NUMBER OF PORTFOLIOS
                          TRUST AND         OFFICE AND                                 IN FUND COMPLEX
       NAME AND              THE            LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
     DATE OF BIRTH        PORTFOLIOS         SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 ----------------------------------------------------------------------------------------------------------------------------------
 NONINTERESTED TRUSTEE(S)

 Samuel L. Hayes, III      Trustee        Trustee of the    Jacob H. Schiff                  193           Director of Tiffany &
 2/23/35                                Trust since 1986;   Professor of Investment                        Co. (specialty retailer)
                                        of the Portfolios   Banking Emeritus,                                and Telect, Inc.
                                            since 1992      Harvard University                              (telecommunication
                                                            Graduate School of                               services company)
                                                            Business
                                                            Administration.

 William H. Park           Trustee          Since 2003      President and Chief              190                   None
 9/19/47                                                    Executive Officer,
                                                            Prizm Capital
                                                            Management, LLC
                                                            (investment management
                                                            firm) (since 2002).
                                                            Executive Vice
                                                            President and Chief
                                                            Financial Officer,
                                                            United Asset Management
                                                            Corporation (a holding
                                                            company owning
                                                            institutional
                                                            investment management
                                                            firms) (1982-2001).

 Ronald A. Pearlman        Trustee          Since 2003      Professor of Law,                190                   None
 7/10/40                                                    Georgetown University
                                                            Law Center (since
                                                            1999). Tax Partner,
                                                            Covington & Burling,
                                                            Washington, DC
                                                            (1991-2000).

EATON VANCE MUNICIPALS FUNDS

MANAGEMENT AND ORGANIZATION CONT'D

                         POSITION(S)
                           WITH THE          TERM OF                                 NUMBER OF PORTFOLIOS
                          TRUST AND         OFFICE AND                                 IN FUND COMPLEX
       NAME AND              THE            LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
     DATE OF BIRTH        PORTFOLIOS         SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 ----------------------------------------------------------------------------------------------------------------------------------
 NONINTERESTED TRUSTEE(S) (CONTINUED)

 Norton H. Reamer          Trustee        Trustee of the    President, Unicorn               193                   None
 9/21/35                                Trust since 1985;   Corporation (an
                                        of the Portfolios   investment and
                                            since 1992      financial advisory
                                                            services company)
                                                            (since September 2000).
                                                            Chairman, Hellman,
                                                            Jordan Management
                                                            Co., Inc. (an
                                                            investment management
                                                            company) (since
                                                            November 2000).
                                                            Advisory Director of
                                                            Berkshire Capital
                                                            Corporation (investment
                                                            banking firm) (since
                                                            June 2002). Formerly
                                                            Chairman of the Board,
                                                            United Asset Management
                                                            Corporation (a holding
                                                            company owning
                                                            institutional
                                                            investment management
                                                            firms) and Chairman,
                                                            President and Director,
                                                            UAM Funds (mutual
                                                            funds).

 Lynn A. Stout             Trustee          Since 1998      Professor of Law,                193                   None
 9/14/57                                                    University of
                                                            California at Los
                                                            Angeles School of Law
                                                            (since July 2001).
                                                            Formerly, Professor of
                                                            Law, Georgetown
                                                            University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                               POSITION(S)           TERM OF
                                 WITH THE           OFFICE AND
         NAME AND               TRUST AND           LENGTH OF          PRINCIPAL OCCUPATION(S)
       DATE OF BIRTH          THE PORTFOLIOS         SERVICE            DURING PAST FIVE YEARS
 -------------------------------------------------------------------------------------------------
 William H. Ahern, Jr.      Vice President of   Vice President of   Vice President of EVM and BMR.
 7/28/59                      the Colorado,        Colorado and     Officer of 36 registered
                             Connecticut and       Connecticut      investment companies managed
                                 Michigan        Portfolios since   by EVM or BMR.
                                Portfolios      1997; of Michigan
                                                 Portfolio since
                                                       2000

 Cynthia J. Clemson         Vice President of   Vice President of   Vice President of EVM and BMR.
 3/2/63                        Arizona and      Arizona Portfolio   Officer of 20 registered
                               Pennsylvania       since 1995; of    investment companies managed
                                Portfolios         Pennsylvania     by EVM or BMR.
                                                 Portfolio since
                                                       2000

 Thomas J. Fetter               President           Since 1993      Vice President of EVM and BMR.
 8/20/43                                                            Trustee and President of The
                                                                    Massachusetts Health &
                                                                    Education Tax Exempt Trust.
                                                                    Officer of 128 registered
                                                                    investment companies managed
                                                                    by EVM or BMR.

 Robert B. MacIntosh          Vice President        Since 1993      Vice President of EVM and BMR.
 1/22/57                                                            Officer of 128 registered
                                                                    investment companies managed
                                                                    by EVM or BMR.

 Alan R. Dynner                 Secretary           Since 1997      Vice President, Secretary and
 10/10/40                                                           Chief Legal Officer of BMR,
                                                                    EVM, EVD, EV and EVC. Officer
                                                                    of 193 registered investment
                                                                    companies managed by EVM or
                                                                    BMR.

 Kristin S. Anagnost           Treasurer of       Since 2002(2)     Assistant Vice President of
 6/12/65                        Colorado,                           EVM and BMR. Officer of 110
                               Connecticut,                         registered investment
                            Minnesota and New                       companies managed by EVM or
                            Jersey Portfolios                       BMR.

 Barbara E. Campbell           Treasurer of       Since 2002(2)     Vice President of EVM and BMR.
 6/19/57                    Arizona, Michigan                       Officer of 193 registered
                             and Pennsylvania                       investment companies managed
                                Portfolios                          by EVM or BMR.

 James L. O'Connor           Treasurer of the       Since 1989      Vice President of BMR, EVM and
 4/1/45                           Trust                             EVD. Officer of 115 registered
                                                                    investment companies managed
                                                                    by EVM or BMR.

 (1)  Includes both master and feeder funds in a master feeder structure.
 (2) Prior to 2002, Ms. Anagnost served as Assistant Treasurer since 1998 and Ms. Campbell served as Assistant Treasurer since 1993.

 The SAI for the Funds includes additional information about the Trustees and officers of the Funds and Portfolios and can be obtained without charge by calling 1-800-225-6265.

                      INVESTMENT ADVISER OF THE PORTFOLIOS
                         BOSTON MANAGEMENT AND RESEARCH
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                           ADMINISTRATOR OF THE FUNDS
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 (800) 262-1122

                              INDEPENDENT AUDITORS
                              DELOITTE & TOUCHE LLP
                               200 BERKELEY STREET
                              BOSTON, MA 02116-5022


                          EATON VANCE MUNICIPALS TRUST
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

    THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH CONTAINS MORE COMPLETE INFORMATION ON THE FUND, INCLUDING ITS DISTRIBUTION PLAN,
   SALES CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU
                              INVEST OR SEND MONEY.

313-9/03                                                                   7CSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST (ON BEHALF OF EATON VANCE ARIZONA MUNICIPALS FUND)


By:      /s/ Thomas J. Fetter
       ---------------------------
       Thomas J. Fetter
       President


Date:  September 23, 2003
       ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ---------------------------
       James L. O'Connor
       Treasurer


Date:  September 23, 2003
       ------------------


By:    /s/ Thomas J. Fetter
       ---------------------------
       Thomas J. Fetter
       President


Date:  September 23, 2003
       ------------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST (ON BEHALF OF EATON VANCE COLORADO MUNICIPALS FUND)


By:     /s/ Thomas J. Fetter
       ---------------------------
       Thomas J. Fetter
       President


Date:  September 23, 2003
       ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:       /s/ James L. O'Connor
       ---------------------------
       James L. O'Connor
       Treasurer


Date:  September 23, 2003
       ------------------


By:      /s/ Thomas J. Fetter
       ---------------------------
       Thomas J. Fetter
       President


Date:  September 23, 2003
       ------------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST (ON BEHALF OF EATON VANCE CONNECTICUT MUNICIPALS
FUND)


By:    /s/ Thomas J. Fetter
       ---------------------------
       Thomas J. Fetter
       President


Date:  September 23, 2003
       ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ---------------------------
       James L. O'Connor
       Treasurer


Date:  September 23, 2003
       ------------------


By:    /s/ Thomas J. Fetter
       ---------------------------
       Thomas J. Fetter
       President


Date:  September 23, 2003
       ------------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST (ON BEHALF OF EATON VANCE MICHIGAN MUNICIPALS FUND)


By:    /s/ Thomas J. Fetter
       ---------------------------
       Thomas J. Fetter
       President


Date:  September 23, 2003
       ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ James L. O'Connor
       ---------------------------
       James L. O'Connor
       Treasurer


Date:  September 23, 2003
       ------------------


By:    /s/ Thomas J. Fetter
       ---------------------------
       Thomas J. Fetter
       President


Date:  September 23, 2003
       ------------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST (ON BEHALF OF EATON VANCE MINNESOTA MUNICIPALS
FUND)


By:    /s/ Thomas J. Fetter
       ---------------------------
       Thomas J. Fetter
       President


Date:  September 23, 2003
       ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ---------------------------
       James L. O'Connor
       Treasurer


Date:  September 23, 2003
       ------------------


By:    /s/ Thomas J. Fetter
       ---------------------------
       Thomas J. Fetter
       President


Date:  September 23, 2003
       ------------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST (ON BEHALF OF EATON VANCE NEW JERSEY MUNICIPALS
FUND)

By:    /s/ Thomas J. Fetter
       ---------------------------
       Thomas J. Fetter
       President


Date:  September 23, 2003
       ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ James L. O'Connor
       ---------------------------
       James L. O'Connor
       Treasurer


Date:  September 23, 2003
       ------------------

By:  /s/ Thomas J. Fetter
       ---------------------------
       Thomas J. Fetter
       President


Date:  September 23, 2003
       ------------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST (ON BEHALF OF EATON VANCE PENNSYLVANIA MUNICIPALS
FUND)

By:     /s/ Thomas J. Fetter
       ---------------------------
       Thomas J. Fetter
       President


Date:  September 23, 2003
       ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ James L. O'Connor
       ---------------------------
       James L. O'Connor
       Treasurer


Date:  September 23, 2003
       ------------------

By:    /s/ Thomas J. Fetter
       ---------------------------
       Thomas J. Fetter
       President


Date:  September 23, 2003
       ------------------